    As filed with the U.S. Securities and Exchange Commission on October 9, 2008
                                                             File No. 002-73948
                                                             File No. 811-03258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]
         Pre-Effective Amendment No. __                                     [ ]
         Post-Effective Amendment No. 111                                   [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]
         Amendment No. 112

                        (Check appropriate box or boxes.)

                      DFA INVESTMENT DIMENSIONS GROUP INC.
               (Exact Name of Registrant as Specified in Charter)

                    1299 Ocean Avenue, Santa Monica CA 90401
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005

           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
                1299 Ocean Avenue, Santa Monica, California 90401
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on __________ pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on [Date] pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates  a new  effective  date for a previously filed post-effective amendment.

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Title of Securities Being Registered:

DFA VA Global Moderate Allocation Portfolio
-------------------------------------------------------------------------------

This   Post-Effective   Amendment  No.   111/112  to   Registration   File  Nos.
002-73948/811-03258 includes the following:

1.   FACING PAGE

2.   CONTENTS PAGE

3.   PART A -- Prospectus  relating to the  Registrant's  DFA VA Global Moderate
     Allocation Portfolio series of shares

4.   PART B -- Statement of Additional  Information relating to the Registrant's
     DFA VA Global Moderate Allocation Portfolio series of shares

5.   PART C -- Other Information

6.   SIGNATURES

                                          Subject to completion, October 9, 2008

                               P R O S P E C T U S

  Please carefully read the important information it contains before investing.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

--------------------------------------------------------------------------------

DFA  Investment  Dimensions  Group Inc.  ("Fund") is an investment  company that offers a variety of  investment  portfolios.  The  Portfolio  described  in this
Prospectus:
   o Is exclusively available to insurance company separate accounts funding variable life and variable annuity insurance contracts.
  o Has its own investment objective and policies, and is the equivalent of a separate mutual fund.
                o Does not charge a sales commission or "load."
                     o Is designed for long-term investors.

                   DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

The  information in this  Prospectus is not complete and may be changed.  We may not sell  these  securities  until the  registration  statement  filed  with the
Securities and Exchange Commission is effective. This Prospectus is not an offer to  sell  these  securities  and it is not  soliciting  an  offer  to buy  these securities in any state where the offer or sale is not permitted.

                                       i

RISK/RETURN SUMMARY

About the DFA VA Global Moderate Allocation Portfolio ("Portfolio")

The Portfolio:

o    Is exclusively  available to insurance  company  separate  accounts funding variable life and variable annuity insurance contracts.

o    Does not charge sales commissions or "loads."

o    Is designed for long-term investors.

The Portfolio Has a Special Structure: The Portfolio is a "fund of funds," which means that the  Portfolio  allocates  its assets  among other  mutual funds (the
"Underlying Funds") managed by Dimensional Fund Advisors LP.

Management

Dimensional  Fund Advisors LP (the "Advisor") is the investment  manager for the
Portfolio.

Investment Objective, Strategies, and Risks of the Portfolio

o    Investment  Objective:  Total return consisting of capital appreciation and current income.

o    Investment Strategy: Achieve an allocation to U.S. and international equity and fixed income  securities that provides a moderate  allocation to global equity  securities by purchasing  shares of the Underlying Funds. The range of  allocation  of assets  between  equity  Underlying  Funds (the  "Equity
     Underlying Funds," consisting of the "Domestic Equity Underlying Funds" and the "International  Equity Underlying Funds"),  and fixed income Underlying
     Funds (the "Fixed Income Underlying Funds") for the Portfolio, under normal circumstances, is shown in the table below:

------------------------------------ ------------------
                                     Range
------------------------------------ ------------------
Equity Underlying Funds              50% - 70%
------------------------------------ ------------------
Fixed Income Underlying Funds        30% - 50%
------------------------------------ ------------------

As of the date of this Prospectus, the Portfolio is expected to invest mainly in the  Underlying  Funds listed below.  While the Portfolio  currently  intends to invest in the  Underlying  Funds  identified  below,  the  Portfolio  may add or eliminate Underlying Funds as may be determined from time to time without notice to investors.

Domestic  Equity  Underlying  Funds - U.S.  Core Equity 1 Portfolio,  U.S.  Core
Equity 2 Portfolio and DFA Real Estate Securities Portfolio.

International  Equity Underlying Funds - International Core Equity Portfolio and
Emerging Markets Core Equity Portfolio.

Fixed Income  Underlying  Funds - VA Global Bond Portfolio,  DFA Two-Year Global
Fixed Income Series and DFA Selectively Hedged Global Fixed Income Portfolio.

                                       1

o    Principal Risks:  Fund of Funds Risk, Market Risk,  Foreign  Securities and
     Currencies  Risk,  Small Company Risk,  Concentrating  in Real Estate Risk,
     Real Estate  Investment Risk,  Emerging  Markets Risk,  Interest Rate Risk,
     Credit Risk, Banking Concentration Risk and Income Risk.

Principal Risks

Fund of Funds Risk: The  investment  performance of the Portfolio is affected by the  investment  performance  of the  Underlying  Funds in which  the  Portfolio invests.  The  ability of the  Portfolio  to achieve  its  investment  objective depends  on the  ability  of the  Underlying  Funds  to  meet  their  investment objectives  and on the  Advisor's  decisions  regarding  the  allocation  of the
Portfolio's  assets among the Underlying  Funds.  There can be no assurance that the  investment  objective  of the  Portfolio  or any  Underlying  Fund  will be achieved.  Through its  investments  in the Underlying  Funds,  the Portfolio is subject  to the risks of the  Underlying  Funds'  investments.  The risks of the
Underlying Funds' investments are described below.

Market Risk: Even a long-term  investment  approach  cannot  guarantee a profit.
Economic,  political  and  issuer  specific  events  will  cause  the  value  of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your  investment in the Portfolio  will fluctuate with the value of the
Underlying Funds, there is a risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign  governments,
(b) less  regulated  or  liquid  securities  markets.  Investors  holding  these securities  are also  exposed to foreign  currency  risk (the  possibility  that foreign  currency  will  fluctuate in value  against the U.S.  dollar).  The DFA
Two-Year  Global Fixed Income Series and VA Global Bond Portfolio  hedge foreign currency  risk;  the  International  Equity  Underlying  Funds  do not.  The DFA
Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its  foreign  securities  or  leave  some  or all  of the  currency  exposure unhedged.

Small  Company Risk:  Securities  of small  companies are often less liquid than those of large  companies.  As a result,  small  company  stocks  may  fluctuate relatively more in price.

Concentrating in Real Estate Risk: The DFA Real Estate  Securities  Portfolio is
concentrated  in the real estate  industry.  The exclusive focus by the DFA Real
Estate  Securities  Portfolio on the real estate industry may cause the DFA Real
Estate  Securities  Portfolio's  risk to approximate the general risks of direct real estate ownership.  The performance of DFA Real Estate Securities  Portfolio may be materially different from the broad equity market.

Real Estate Investment Risk: The DFA Real Estate Securities Portfolio is subject to risks of investing in the real estate  industry.  The value of  securities in the real estate  industry  can be affected by changes in real estate  values and
rental  income,   property  taxes,   interest  rates,  and  tax  and  regulatory
requirements.  Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks  associated  with  investing in the real estate industry in general.  REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and
self-liquidation.   REITs  and  REIT-like  entities  also  are  subject  to  the possibility  of failing to qualify for tax free  pass-through  of income.  Also, because REITs and REIT-like  entities typically are invested in a limited number of  projects  or  in a  particular  market  segment,  these  entities  are  more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

                                       2

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue  to  experience  serious,  and  potentially  continuing,  economic  and political  problems.  Stock  markets  in  many  emerging  market  countries  are relatively small, expensive to trade and risky.  Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets.  Additional restrictions may be imposed under other conditions.

Interest Rate Risk:  Fixed income  securities  are subject to interest rate risk because  the  prices of fixed  income  securities  tend to move in the  opposite direction of interest  rates.  When interest rates rise,  fixed income  security prices fall.  When interest rates fall,  fixed income  security  prices rise. In general,  fixed income  securities with longer  maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest  payments  and/or repay  principal  when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's  financial  strength
may  affect  a  security's   value,  and  thus,   impact  an  Underlying  Fund's
performance.  Government  agency  obligations  have  different  levels of credit support and, therefore,  different degrees of credit risk.  Securities issued by agencies and  instrumentalities of the U.S. government that are supported by the full  faith  and  credit  of the  United  States,  such as the  Federal  Housing
Administration  and Ginnie Mae,  present  little credit risk.  Other  securities issued by agencies and instrumentalities  sponsored by the U.S. government, that are  supported  only by the  issuer's  right to borrow  from the U.S.  Treasury,
subject  to  certain   limitations,   and  securities  issued  by  agencies  and
instrumentalities  sponsored by the U.S.  government  that are  sponsored by the credit of the issuing  agencies are subject to a greater  degree of credit risk.
Freddie Mac and Fannie Mae  historically  were  agencies  sponsored  by the U.S.
government  that were supported  only by the credit of the issuing  agencies and not  backed by the full  faith and  credit of the  United  States.  However,  on
September 7, 2008, due to the value of Freddie Mac's and Fannie Mae's securities falling  sharply and concerns that the firms do not have  sufficient  capital to offset losses  resulting from the mortgage  crisis,  the Federal Housing Finance
Agency  placed  Freddie  Mac and Fannie Mae into  conservatorship.  As a result,
Fannie Maes and Freddie Macs became guaranteed obligations of the United States.
Although the U.S.  government or it agencies provide  financial  support to such entities,  no  assurance  can be given  that  they will  always do so.  The U.S.
government  and its agencies and  instrumentalities  do not guarantee the market value of their  securities;  consequently,  the  value of such  securities  will fluctuate.

Banking  Concentration Risk: Each of The DFA Two-Year Global Fixed Income Series
and the DFA Selectively  Hedged Global Fixed Income  Portfolio will  concentrate its assets  (invest more than 25% of its total  assets) in  obligations  of U.S.
and/or foreign banks and bank holding companies ("banking industry  securities")
when the yield to maturity on eligible portfolio investments in banking industry securities  as a group  generally  exceeds  the yield to  maturity  on all other eligible  portfolio  investments  as a  group  generally  for a  period  of five consecutive days when the New York Stock Exchange  ("NYSE") is open for trading.
Focus on the banking  industry would link the performance of the DFA Selectively
Hedged Global Fixed Income Portfolio and/or The DFA Two-Year Global Fixed Income
Series to changes in the  performance  of the banking  industry  generally.  For example, a change in the market's  perception of the riskiness of banks compared to non-banks would cause the Underlying Funds' values to fluctuate.

Income Risk:  Income risk is the risk that falling  interest rates will cause an
Underlying Fund's income to decline.

                                       3

Other Information

Securities Lending:  The Underlying Funds may lend their portfolio securities to generate additional income. Securities lending involves the risk that a borrower may fail to return the securities in a timely manner or at all. As a result, the
Underlying  Funds may lose  money and  there  may be a delay in  recovering  the loaned  securities.  An  Underlying  Fund also  could  lose money if it does not recover the securities and/or the value of the collateral  falls,  including the value of  investments  made with cash  collateral.  Securities  lending may have certain potential adverse tax consequences.  See "SECURITIES  LOANS" for further information on securities lending.

Commodity  Pool Operator  Exemption:  The Portfolio is operated by a person that has  claimed  an  exclusion  from the  definition  of the term  "commodity  pool operator" under the Commodity Exchange Act ("CEA"), and, therefore,  such person is not subject to registration or regulation as a pool operator under the CEA.

Risk and Return Bar Chart and Table

Performance information is not available for the Portfolio because it is new.

                                       4

                         ANNUAL FUND OPERATING EXPENSES
               (expenses that are deducted from Portfolio assets)

     The  expenses in the  following  table are the expenses  anticipated  to be incurred  by the  Portfolio  for the fiscal year ending  October 31,  2009.  The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included,  the expenses in the table would be higher.

Management Fee.......................................................0.25%
Shareholder Services Fees............................................0.10%(1)
Other Expenses.......................................................0.__% (2)
Acquired Fund Fees & Expenses........................................0.__% (3)
Total Annual Operating Expenses......................................0.__%
Fee Waiver and/or Expense Reimbursement.............................(0.__)%

Net Expenses.........................................................0.__% (4)
__________________

(1)  "Shareholder  Services  Fees"  are  paid  to  third  parties  that  provide administrative and shareholder services to investors.

(2)  "Other  Expenses" are annualized  expenses  based on  anticipated  fees and expenses  payable by the Portfolio  through the fiscal year ending  October
     31, 2009.

(3)  Represents  the amount of fees and expenses  anticipated  to be incurred by the  Portfolio  through its  investment in the  Underlying  Funds and other investment companies for the fiscal year ending October 31, 2009.

(4)  Pursuant  to  a  Fee  Waiver  and  Expense  Assumption  Agreement  for  the
     Portfolio,  the  Advisor  has  agreed  to  waive  all or a  portion  of its management  fee and to assume the expenses of the Portfolio  (including the
     Shareholder  Services Fees and the expenses  that the Portfolio  bears as a shareholder  the  Underlying  Funds,  but  excluding  the expenses that the
     Portfolio  incurs   indirectly   through  its  investment  in  unaffiliated
     investment  companies)  ("Portfolio  Expenses") to the extent  necessary to limit the Portfolio  Expenses of the Portfolio to 0.45% of the  Portfolio's
     average  net  assets  on  an  annualized  basis  (the  "Expense  Limitation
     Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's  Expense  Limitation  Amount,  the Advisor retains the right to seek  reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the
     Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense
     Limitation  Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously  waived or expenses  previously  assumed by the Advisor more than thirty-six months before the date of such reimbursement.  The Fee
     Waiver  and  Expense  Assumption  Agreement  will  remain in effect  for an initial  period until March 1, 2010, and then shall continue in effect from year to year for  one-year  periods  thereafter  unless  terminated  by the
     Advisor.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds. The Example does not include any fees or charges imposed by the variable insurance contract.  If such fees and charges were reflected in the Example, your costs would be higher.

                                       5

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be as follows:

                                                       l Year       3 Years

DFA VA Global Moderate Allocation Portfolio.......     $             $

     Because  the  Portfolio  is new,  the  Example is based on the  anticipated expenses for the Portfolio for the current fiscal year, and does not extend over five-  and  ten-year  periods.  The  costs for the  Portfolio  reflect  the "Net
Expenses" of the Portfolio that result from the  contractual  expense waiver and assumption in the first year only.

                                   HIGHLIGHTS

Management Services

     The  Advisor  serves  as  investment  advisor  to  the  Portfolio  and  the
Underlying Funds. See "MANAGEMENT OF THE PORTFOLIO."

Dividend Policy

     The Portfolio distributes substantially all of its net investment income in
December  of each  year.  The  Portfolio  will make any  distributions  from net realized  capital  gains on an  annual  basis.  See  "DIVIDENDS,  CAPITAL  GAINS
DISTRIBUTIONS AND TAXES."

Purchase, Valuation, and Redemption of Shares

     Shares of the  Portfolio  are sold only to separate  accounts of  insurance companies  to fund  variable  life and  variable  annuity  insurance  contracts.
Purchases  and  redemptions  are  made at net  asset  value.  To  invest  in the
Portfolio, please see the prospectus of the insurance company's separate account
which  offers  variable  life  and  variable  annuity  insurance   contracts  to
investors.

     The value of the  Portfolio's  shares  will  fluctuate  in  relation to the investment  experience of its corresponding  Underlying Funds. See "PURCHASE AND
REDEMPTION OF SHARES" and "VALUATION OF SHARES."

                        INVESTMENT OBJECTIVE AND POLICIES

     The  investment  objective  of  the  Portfolio  is  to  seek  total  return consisting of capital appreciation and current income. To achieve its investment objective, the Portfolio, under normal market circumstances, purchases shares of the  Underlying  Funds  to  achieve  a  moderate  allocation  to  global  equity securities.  Generally,  a moderate  allocation to global  equity  securities is achieved by  investing  approximately  50% to 70% of the  Portfolio's  assets in
Equity  Underlying Funds and 30% to 50% of its assets in Fixed Income Underlying
Funds. With respect to investments in Equity Underlying Funds, the Portfolio may invest its assets in both Domestic  Equity  Underlying  Funds and  International
Equity  Underlying  Funds.  As of the  date of this  Prospectus,  the  Portfolio intends to invest in the

                                       6

Domestic Equity  Underlying  Funds,  International  Equity  Underlying Funds and
Fixed Income Underlying Funds listed below:

Domestic  Equity  Underlying  Funds - U.S.  Core Equity 1 Portfolio,  U.S.  Core
Equity 2 Portfolio and DFA Real Estate Securities Portfolio.

International  Equity Underlying Funds - International Core Equity Portfolio and
Emerging Markets Core Equity Portfolio.

Fixed Income  Underlying  Funds - VA Global Bond Portfolio,  DFA Two-Year Global
Fixed Income Series and DFA Selectively Hedged Global Fixed Income Portfolio.

     In  addition  to its  allocation  strategy  of  providing  exposure  to the domestic and international equity and fixed income markets through investment in the Underlying  Funds, the Portfolio also benefits from the  diversification  of each  Underlying  Fund in  which  it  invests.  Each  Underlying  Fund  provides diversification among the issuers in the asset classes in which it focuses.

     Periodically,  the Advisor will review the allocations for the Portfolio in each  Underlying  Fund.  From  time to  time,  the  Advisor  may  add or  remove
Underlying Funds in the Portfolio  without notice to shareholders.  In addition, when the Advisor determines that market forces have caused  fundamental  changes in the relative  values of the assets of the Underlying  Funds,  the Advisor may modify  the  allocations  of  the  Portfolio.  To  maintain  allocation  ranges, adjustments may be made by purchasing or selling shares of the Underlying  Funds or applying  future  investments and redemptions by the Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

Investment Objectives, Strategies and Policies of the Underlying Funds

     The following is a summary of the  investment  strategies,  objectives  and policies of the Underlying  Funds in which the Portfolio  invests as of the date of this Prospectus. Additional information concerning the investment policies of the  Underlying  Funds may be found in the  Portfolio's  Statement of Additional
Information.

Investment Strategies of the Underlying Funds

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection,  not stock picking.
It places priority on limiting expenses,  portfolio turnover, and trading costs.
Many other  investment  managers  concentrate on reacting to price movements and choosing individual securities.

Portfolio construction:  Generally, the Advisor structures a portfolio by:

                                       7

Market   capitalization  means  the  number  of  shares  of  a  company's  stock outstanding, as determined by the Advisor, times price per share.

Market  capitalization  weighted  means  the  amount  of a stock  in an index or portfoliois keyed to thatstock's market capitalization  compared to all eligible
stocks.   The  higher  the  stock's   relative   market  cap,  the  greater  the
representation.

1.   Selecting a starting  universe of  securities  (for  example,  all publicly traded U.S. common stocks).

2.   Creating  a  sub-set  of  companies   meeting  the   Advisor's   investment
     guidelines.

3.   Excluding  certain  companies after analyzing various factors (for example, liquidity).

4.   Purchasing  stocks  either  (i)  using  a  market  capitalization  weighted approach,  or (ii) so the  portfolio  is generally  diversified  within the targeted asset class.

Fixed Income Investment Approach:

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.   Setting a maturity range.

2.   Implementing the Advisor's quality and eligibility guidelines.

3.   Purchasing  securities with a view to balancing the objective of maximizing returns consistent with preservation of capital.

                                       8

Investment Objectives and Policies of the Underlying Funds

 U.S. Core Equity 1 Portfolio
 U.S. Core Equity 2 Portfolio

     The  investment  objective of each of the U.S.  Core Equity 1 Portfolio and the U.S. Core Equity 2 Portfolio is to achieve long-term  capital  appreciation.
Each Portfolio  seeks to achieve its investment  objective by purchasing a broad and diverse group of common stocks of U.S. operating companies with an increased exposure  to small  capitalization  and  value  companies  relative  to the U.S.
Universe.  The  Advisor  defines the U.S.  Universe  as a market  capitalization weighted  portfolio of U.S.  operating  companies  listed on the NYSE,  American
Stock Exchange ("Amex") and Nasdaq Global Market  ("Nasdaq") ("U.S.  Universe").
An equity issuer is considered a value company  primarily  because it has a high book value in relation to its market capitalization.  While both Portfolios seek increased exposure to small capitalization and value companies, U.S. Core Equity
2 Portfolio's  emphasis on small  capitalization  and value companies is greater than that of U.S. Core Equity 1 Portfolio.

 DFA Real Estate Securities Portfolio

     The investment  objective of the DFA Real Estate Securities  Portfolio (the
"Real Estate Portfolio") is to achieve long-term capital appreciation.  The Real
Estate Portfolio will concentrate its investments in readily  marketable  equity
securities  of  companies  whose  principal   activities  include   development,
ownership,  construction,  management,  or sale of  residential,  commercial  or industrial real estate. Investments will include, principally, equity securities of companies in the following sectors of the real estate industry:  certain real estate investment  trusts and companies engaged in residential  construction and
firms,  except  for  partnerships,   whose  principal  business  is  to  develop
commercial  property.  The Real Estate  Portfolio is  authorized to purchase and sell financial futures contracts and options thereon.

International Core Equity Portfolio

     The investment  objective of the International  Core Equity Portfolio is to achieve  long-term  capital  appreciation.  The  Portfolio  seeks to achieve its investment  objective  by  purchasing  a broad  and  diverse  group of stocks of
non-U.S.  companies with an increased exposure to small capitalization and value
companies  relative  to  the  International   Universe.  For  purposes  of  this
Portfolio,   the  Advisor  defines  the  International   Universe  as  a  market
capitalization  weighted  portfolio of non-U.S.  companies in developed  markets which have been authorized for investment by the Advisor's  Investment Committee
("International  Universe").  An equity  issuer is  considered  a value  company primarily  because  it  has  a  high  book  value  in  relation  to  its  market capitalization.

 Emerging Markets Core Equity Portfolio

     The investment  objective the Emerging  Markets Core Equity Portfolio is to achieve  long-term  capital  appreciation.  The  Emerging  Markets  Core  Equity
Portfolio  seeks to achieve its  investment  objective  by investing in emerging markets  designated  by  the  Investment  Committee  of the  Advisor  ("Approved
Markets").  The  Emerging  Markets  Core  Equity  Portfolio  invests  its assets primarily in Approved  Market equity  securities  listed on bona fide securities exchanges or actively traded on OTC markets.

     The Emerging Market Core Equity Portfolio will seek to purchase a broad and diverse  group of securities  with an increased  exposure to securities of small cap issuers and securities that it considers to

                                       9

be "value" securities.  An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

     In determining what countries are eligible markets for the Emerging Markets
Core Equity  Portfolio,  the Advisor may  consider  various  factors,  including without limitation, the data, analysis and classification of countries published and disseminated by the International  Bank for  Reconstruction  and Development
(commonly known as the World Bank), the International Finance Corporation,  FTSE
International, Morgan Stanley Capital International,  Citigroup and the Heritage
Foundation. Approved Markets may not include all such emerging markets.

VA Global Bond Portfolio

     The  investment  objective of the VA Global Bond  Portfolio is to provide a market rate of return for a fixed income portfolio with low relative  volatility of returns.  Under normal market conditions,  the Portfolio intends to invest in issuers  organized  or having a  majority  of their  assets  in, or  deriving  a majority of their operating income in, at least three different  countries,  one of which may be the United States.  The VA Global Bond Portfolio  generally will invest its assets in obligations which mature within five years from the date of settlement.  The VA Global Bond Portfolio may invest in the types of investments described below under the heading,  "Description of Investments for Fixed Income
Underlying Funds."

The DFA Two-Year Global Fixed Income Series
DFA Selectively Hedged Global Fixed Income Portfolio

     The investment  objective of The DFA Two-Year Global Fixed Income Series is to  maximize  total  returns  consistent  with  preservation  of  capital.  As a non-fundamental  policy,  under normal  circumstances,  The DFA Two-Year  Global
Fixed  Income  Series will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

     The investment  objective of the DFA Selectively Hedged Global Fixed Income
Portfolio  is to maximize  total  returns  within the  universe of domestic  and foreign debt securities that the Portfolio invests.  It is the policy of the DFA
Selectively  Hedged  Global Fixed  Income  Portfolio  that the weighted  average length of  maturity  of its  investments  will not exceed  two  years.  However, investments  may be made in obligations  maturing in a shorter time period (from overnight, to up to two years from the date of settlement).

     Under  normal  market  conditions,  each of The DFA  Two-Year  Global Fixed
Income Series and DFA Selectively  Hedged Global Fixed Income Portfolio  intends to invest in  issuers  organized  or having a  majority  of their  assets in, or deriving a majority  of their  operating  income  in, at least  three  different countries,  one of which may be the United States. The DFA Two-Year Global Fixed
Income  Series and DFA  Selectively  Hedged  Global Fixed Income  Portfolio  may
invest  in  the  types  of  investments   described  below  under  the  heading,
"Description of Investments for Fixed Income Underlying Funds."

     Because many of the  investments  of The DFA  Two-Year  Global Fixed Income
Series and the DFA  Selectively  Hedged  Global Fixed Income  Portfolio  will be denominated in foreign  currencies,  The DFA Two-Year Global Fixed Income Series will enter into forward  foreign  currency  contracts,  and the DFA  Selectively
Hedged  Global Fixed Income  Portfolio may enter into forward  foreign  currency contracts,  for the purpose of hedging against fluctuations in currency exchange rates.  The DFA Selectively  Hedged Global Fixed Income Portfolio may leave some or all of its  currency  exposure  unhedged.  The  decision  to  hedge  the  DFA
Selectively  Hedged  Global  Fixed Income  Portfolio's  currency  exposure  with respect to a foreign  market will be based on, among other things,  a comparison of the

                                       10

respective  foreign  and U.S.  short-term  interest  rates  and the  Portfolio's existing exposure to a given foreign currency.

     The DFA Two-Year Global Fixed Income Series and the DFA Selectively  Hedged
Global Fixed Income Portfolio each will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies ("banking
industry   securities")  when  the  yield  to  maturity  on  eligible  portfolio investments  in banking  industry  securities as a group  generally  exceeds the yield  to  maturity  on all  other  eligible  portfolio  investments  as a group generally  for a  period  of five  consecutive  days  when  the NYSE is open for trading.  As of the date of this  Prospectus,  each of The DFA  Two-Year  Global
Fixed Income Series and the DFA Selectively Hedged Global Fixed Income Portfolio
is concentrating its investments in the banking industry.

Description of Investments for Fixed Income Underlying Funds

The following is a description  of the categories of  investments,  which may be acquired by the Fixed Income Underlying Funds.

1.   U.S.  Government  Obligations--Debt  securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2.   U.  S.  Government  Agency   Obligations--Issued   or  guaranteed  by  U.S.
     government-sponsored  instrumentalities  and federal  agencies,  which have different levels of credit support.  The U.S. government agency obligations include,  but are  not  limited  to,  securities  issued  by  agencies  and instrumentalities  of the U.S.  government  that are  supported by the full faith  and  credit  of the  United  States,  such  as the  Federal  Housing
     Administration   and  Ginnie  Mae,   including   Ginnie  Mae   pass-through
     certificates.  Other  securities  issued by agencies and  instrumentalities sponsored  by the U.S.  government  may be  supported  only by the issuer's right to borrow from the U.S. Treasury,  subject to certain limits, such as securities  issued by Federal Home Loan Banks, or are supported only by the credit of such  agencies.  Freddie  Mac and  Fannie Mae  historically  were agencies  sponsored by the U.S.  government that were supported only by the credit of the issuing  agencies and not backed by the full faith and credit of the United  States.  However,  on September 7, 2008, due to the value of
     Freddie Mac's and Fannie Mae's securities falling sharply and concerns that the firms do not have  sufficient  capital to offset losses  resulting from the mortgage crisis,  the Federal Housing Finance Agency placed Freddie Mac and Fannie Mae into  conservatorship.  As a result, Fannie Maes and Freddie
     Macs became guaranteed obligations of the United States.  Although the U.S.
     government or it agencies provide  financial  support to such entities,  no assurance can be given that they will always do so. The U.S. government and its agencies and  instrumentalities  do not  guarantee  the market value of
     their  securities;   consequently,   the  value  of  such  securities  will
     fluctuate.

3.   Corporate Debt Obligations--Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody's Investors Service, Inc. ("Moody's") or A1 by S&P
     and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by  Moody's.  If there is  neither  a commercial paper rating nor a rating of the debt security, then the Advisor must  determine  that  the  debt  security  is  of  comparable  quality  to equivalent issues of the same issuer rated at least AA or Aa2.

4.   Bank   Obligations--Obligations   of  U.S.   banks  and  savings  and  loan
     associations and  dollar-denominated  obligations of U.S.  subsidiaries and branches  of foreign  banks,  such as  certificates  of deposit  (including marketable variable rate certificates of deposit) and bankers' acceptances.
     Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

                                       11

5.   Commercial  Paper--Rated,  at the time of purchase,  A1 or better by S&P or
     Prime1 by  Moody's,  or, if  unrated,  issued  by a  corporation  having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P.

6.   Repurchase   Agreements--Instruments   through   which  the  Fixed   Income
     Underlying Funds purchase securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase  the  underlying  securities at an agreed price,  plus interest at a specified rate. The underlying  securities will be limited to
     U.S. government and agency obligations  described in (1) and (2) above. The
     Fixed Income  Underlying  Funds will not enter into a repurchase  agreement with a duration  of more than seven days if, as a result,  more than 10% of the value of the Underlying  Funds' total assets would be so invested.  The
     Fixed Income  Underlying  Funds will invest in repurchase  agreements  with banks having at least $1,000,000,000 in assets and that are approved by the
     Investment  Committee of the  Advisor.  The Advisor will monitor the market value of the underlying  securities  plus any accrued  interest  thereon so that they will at least equal the repurchase price.

7.   Foreign  Government and Agency  Obligations--Bills,  notes, bonds and other debt  securities  issued or  guaranteed  by foreign  governments,  or their agencies and instrumentalities.

8.   Supranational  Organization  Obligations--Debt  securities of supranational organizations  such as the European Coal and Steel Community,  the European
     Economic  Community  and the World  Bank,  which are  chartered  to promote economic development.

9.   Foreign Issuer Obligations--Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody's.

10.  Eurodollar  Obligations--Debt  securities  of domestic  or foreign  issuers denominated in U.S. dollars but not trading in the United States.

11.  Money  Market  Funds--The  Fixed  Income  Underlying  Funds  may  invest in
     affiliated  and   unaffiliated   unregistered   money  market  funds.   DFA
     Selectively  Hedged  Global  Fixed  Income  Portfolio  also may  invest  in affiliated and unaffiliated  registered money market funds.  Investments in money market funds may involve a duplication of certain fees and expenses.

Investors  should  be aware  that  the net  asset  values  of the  Fixed  Income
Underlying Funds may change as general levels of interest rates fluctuate.  When interest rates increase, the value of a portfolio of fixed income securities can be expected to decline.  Conversely, when interest rates decline, the value of a portfolio of fixed income securities can be expected to increase.

                                SECURITIES LOANS

     The  Underlying  Funds  are  authorized  to lend  securities  to  qualified brokers,  dealers,  banks,  and other financial  institutions for the purpose of earning additional  income.  While an Underlying Fund may earn additional income from lending securities, such activity is incidental to the investment objective of the Underlying Fund. The value of securities loaned may not exceed 33 1/3% of the value of the  Underlying  Fund's total assets,  which  includes the value of collateral  received.  To the extent an  Underlying  Fund loans a portion of its securities,  the Underlying Fund will receive collateral consisting generally of cash or U.S.  government  securities,  which  will be  maintained  by marking to market  daily in an amount  equal to at least:  (i) 100% of the  current  market value  of the  loaned  securities,  with  respect  to  securities  of  the  U.S.
government or its agencies;  (ii) 102% of the current market value of the loaned securities,  with  respect to U.S.  securities;  and (iii)  105% of the  current market  value of the loaned  securities,  with  respect  to foreign  securities.
Subject to its stated  investment  policies,  an Underlying  Fund

                                       12

may invest the  collateral  received for the loaned  securities in securities of the U.S.  government or its agencies,  repurchase  agreements  collateralized by
securities  of  the  U.S.  government  or  its  agencies,   and  affiliated  and
unaffiliated  registered and  unregistered  money market funds.  For purposes of
this   paragraph,   agencies   include   both  agency   debentures   and  agency
mortgage-backed  securities.  In addition,  an  Underlying  Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends,  interest,  or other distributions on the loaned securities.  However, dividend income received from loaned securities may  not be  eligible  to be  taxed  at  qualified  dividend  income  rates.  An
Underlying  Fund will be entitled to recall a loaned security to vote proxies or otherwise  obtain rights to vote proxies of loaned  securities if the Underlying
Fund knows that a material event will occur. In the event of the bankruptcy of a borrower, the Fund could experience delay in recovering the loaned securities or
only   recover   cash  or  a   security   of   equivalent   value.   See  "OTHER
RISKS--SECURITIES  LENDING" for a discussion  of the risks related to securities lending.

                           MANAGEMENT OF THE PORTFOLIO

     The  Advisor  serves  as  investment  advisor  to  the  Portfolio  and  the
Underlying  Funds.  As such,  the Advisor is  responsible  for the management of their respective assets. The Portfolio and each Underlying Fund is managed using a team approach.  The investment  team includes the Investment  Committee of the
Advisor, portfolio managers, and trading personnel.

     The  Investment  Committee is composed  primarily  of certain  officers and directors  of the Advisor  who are  appointed  annually.  As of the date of this
Prospectus,  the Investment Committee has seven members.  Investment  strategies for the Portfolio are set by the Investment Committee,  which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and  reviews  all  investment  related  policies  and  procedures  and approves  any  changes in regards to approved  countries,  security  types,  and brokers.

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment decisions regarding the Portfolio,  including running  buy and sell  programs,  based  on the  parameters  established  by the
Investment  Committee.  Stephen  A.  Clark  and  Robert  T.  Deere  serve as the portfolio  managers for the Portfolio,  together they  coordinate the efforts of all other  portfolio  managers with respect to the day-to-day  management of the
Portfolio.

     Mr. Clark is a Senior  Portfolio  Manager and Vice President of the Advisor
and chairman of the  Investment  Committee.  Mr. Clark received his MBA from the
University of Chicago and his BS from Bradley  University.  Mr. Clark joined the
Advisor in 2001 and has been  responsible  for the  portfolio  management  group since January 2006.

     Mr. Deere is a Senior  Portfolio  Manager and Vice President of the Advisor
and a member of the  Investment  Committee.  Mr. Deere received his MBA from the
University  of  California  at Los Angeles in 1991.  He also holds a BS and a BA from the University of California at San Diego.  Mr. Deere joined the Advisor in
1991 and has been responsible for the domestic equity  portfolios since 1994 and the asset allocation portfolios since their inception.

     The  Portfolio's  SAI provides  information  about the portfolio  managers'
compensation,  other  accounts  managed  by  the  portfolio  managers,  and  the portfolio managers' ownership of Portfolio shares.

     The Advisor  provides the  Underlying  Funds with a trading  department and selects  brokers  and  dealers  to effect  securities  transactions.  Securities transactions  are placed with a view to seeking  best

                                       13

price and execution.  The Advisor's address is 1299 Ocean Avenue,  Santa Monica,
CA 90401. A discussion regarding the basis for the Board of Directors' approving the  investment  management  agreement  with  respect to the  Portfolio  will be available  in future  annual  or  semi-annual  reports  to  shareholders  of the
Portfolio.

     The Fund bears all of its own costs and  expenses,  including:  services of its independent  registered  public  accounting firm,  legal counsel,  brokerage
commissions,   and  transfer  taxes  in  connection  with  the  acquisition  and disposition of portfolio securities, taxes, insurance premiums, costs incidental to  meetings  of  its  shareholders  and  directors,  the  cost  of  filing  its registration  statements  under the federal  securities laws and the cost of any filings  required under state  securities  laws,  reports to  shareholders,  and transfer and dividend disbursing agency,  administrative services, and custodian fees. Expenses allocable to a particular portfolio of the Fund are so allocated.
The expenses of the Fund that are not  allocable to a particular  portfolio  are borne by each portfolio on the basis of its relative net assets or equally.

     The  Advisor  has been  engaged in the  business  of  providing  investment management  services  since May 1981.  The Advisor is  currently  organized as a
Delaware  limited  partnership  and is  controlled  and  operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. Prior to November 3,
2006, the Advisor was named  Dimensional Fund Advisors Inc. and was organized as a Delaware  corporation.  The Advisor  controls  Dimensional  Fund Advisors Ltd.
("DFAL") and DFA Australia  Limited ("DFA  Australia").  As of _________,  2008,
assets under management for all affiliated  advisors totaled  approximately $___
billion.

Shareholder Services

     On behalf of the Portfolio,  the Fund will enter into agreements with third
parties   to   provide   administrative    services,    shareholder   servicing,
recordkeeping,   account  maintenance  and  other  services  to  investors.  For shareholder  servicing,  the  Fund  will pay to such  third  parties  an  amount calculated  at an  annual  rate of 0.10% of the  Portfolio's  average  daily net assets.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAXES

     The  Portfolio  intends  to  qualify  each year as a  regulated  investment company under the Internal Revenue Code. As a regulated  investment company, the
Portfolio  generally  pays no  federal  income  tax on the  income  and gains it distributes  to  shareholders.  The  policy of the  Portfolio  is to  distribute substantially  all of its net investment  income  together with any net realized capital gains (after any  reductions for capital loss  carryforwards)  annually, typically in December.

     Shareholders  of  the  Portfolio  will  automatically  receive  all  income dividends and capital gains  distributions in additional shares of the Portfolio at i=net asset value (as of the business  date  following  the  dividend  record date).

     Shares  of the  Portfolio  must  be  purchased  through  insurance  company separate  accounts  used to fund variable  life and variable  annuity  insurance contracts.  As a result,  it is  anticipated  that any dividend or capital gains distributions from the Portfolio will be exempt from current taxation if left to accumulate within a variable insurance contract.

     The tax  status  of your  investment  in the  Portfolio  depends  upon  the features of your  variable  life or variable  annuity  insurance  contract.  For further  information,  please  refer to the offering  material of the  insurance company separate account.

                                       14

                        PURCHASE AND REDEMPTION OF SHARES

     Shares  of the  Portfolio  are  sold  only to  insurance  company  separate accounts used to fund variable life and variable  annuity  insurance  contracts.
Purchases and redemptions of shares of the Portfolio by a separate  account will be effected  at the net asset  value per share.  (See  "VALUATION  OF  SHARES.")
Contract  owners  do not  deal  directly  with  the  Fund  with  respect  to the acquisition  or redemption of shares of the  Portfolio.  Please see the offering material of the insurance company separate account for information regarding the purchase and redemption of shares of the  Portfolio.  When in the best interests of the Portfolio, the Portfolio may satisfy a redemption request, in whole or in part,  by an in-kind  distribution  of Portfolio  securities  in lieu of cash in accordance  with Rule 18f-1 under the 1940 Act.  Investors  may incur  brokerage charges and other transaction costs selling securities that are received from an in-kind distribution.

                POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

     The Portfolio is designed for  long-term  investors and is not intended for investors  that engage in  excessive  short-term  trading  activity  that may be harmful to the  Portfolio  and its  shareholders,  including  but not limited to market timing. Short-term or excessive trading into and out of the Portfolio can
disrupt  portfolio  management  strategies,   harm  performance,   and  increase
Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

     In  addition,   the  nature  of  the   Portfolio's   holdings  may  present
opportunities for a shareholder to engage in a short-term  trading strategy that exploits  possible  delays  between  changes  in the  price  of the  Portfolio's holdings and the reflection of those changes in the  Portfolio's net asset value
(called "arbitrage market timing").  Such delays may occur because the Portfolio has  significant  investments  in  foreign  securities  where,  due to time zone differences, the values of those securities are established some time before the
Portfolio  calculates its net asset value. In such circumstances,  the available market prices for such foreign  securities may not accurately reflect the latest indications  of value at the time the Portfolio  calculates its net asset value.
There is a possibility  that arbitrage market timing may dilute the value of the
Portfolio's  shares if redeeming  shareholders  receive proceeds (and purchasing shareholders  receive shares) based upon a net asset value that does not reflect appropriate fair value prices).

     The Board of Directors of the Fund (the  "Board") has adopted a policy (the
"Trading  Policy")  and the  Advisor  and  DFA  Securities  Inc.  (collectively,
"Dimensional") and their agents have implemented the following procedures, which are designed to discourage  and prevent  market  timing or excessive  short-term trading in the Portfolio:  (i) trade activity  monitoring and purchase  blocking procedures, and (ii) use of fair value pricing.

     The Fund,  Dimensional,  and their agents monitor trades and flows of money into and out of the Portfolio from time to time in an effort to detect excessive short-term  trading  activities,  and for consistent  enforcement of the Trading
Policy.  The Fund  reserves  the  right to take the  actions  necessary  to stop excessive or  disruptive  trading  activities,  including  refusing or canceling purchase or exchange orders for any reason,  without prior notice,  particularly purchase or exchange  orders that the Fund believes are made on behalf of market timers. The Fund,  Dimensional,  and their agents reserve the right to restrict, refuse,  or  cancel  any  purchase  or  exchange  request  made  by an  investor indefinitely if the Fund or Dimensional believes that any combination of trading activity in the accounts is potentially  disruptive to the Portfolio.  In making such  judgments,  the  Fund  and  Dimensional  seek to act in a  manner  that is consistent  with the interests of  shareholders.  For purposes of applying these procedures,  Dimensional  may  consider  an  investor's  trading  history in the
Portfolio and accounts under common ownership, influence, or control.

                                       15

     In  addition  to  the  Fund's  general  ability  to  restrict   potentially
disruptive  trading  activity  as  described  above,  the Fund also has  adopted purchase blocking  procedures.  Under the Fund's purchase  blocking  procedures, where  an  investor  has  engaged  in any  two  purchases  and  two  redemptions
(including  redemptions  that  are  part  of an  exchange  transaction)  in  the
Portfolio  in  any  rolling  30  calendar  day  monitoring   period  (i.e.,  two
"round-trips"),  the Fund and  Dimensional  intend  to block the  investor  from making  any  additional  purchases  in the  Portfolio  for 90  calendar  days (a
"purchase  block").  If  implemented,  a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional,  or their agents. The Fund and  Dimensional  are  permitted  to  implement  a  longer  purchase  block,  or permanently  bar future  purchases by an investor,  if they determine that it is appropriate.

     Under the Fund's purchase blocking procedures,  the following purchases and redemptions  will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each  transaction  of less than $5,000;  (ii) purchases and redemptions by U.S.-registered investment companies that operate as funds of funds pursuant to Section 12(d)(1)(G) of the Investment Company Act of 1940 (the
"1940 Act") or an SEC exemptive  order, and non-U.S.  investment  companies that operate  as  funds  of funds  (subject  to  monitoring  by  Dimensional);  (iii)
purchases and redemptions by a feeder portfolio of a master fund's shares;  (iv)
systematic or automated  transactions where the shareholder,  financial advisor, or investment  fiduciary  does not exercise  direct  control over the investment decision;  (v)  retirement  plan  contributions,  loans,  loan  repayments,  and distributions  (including  hardship  withdrawals)  identified  as  such  in  the retirement plan  recordkeeper's  system;  (vi) purchase  transactions  involving
transfers   of   assets,    rollovers,    Roth   IRA   conversions,    and   IRA
recharacterizations;  (vii)  purchases  of shares with  Portfolio  dividends  or capital gain  distributions;  (viii)  transfers  and  reregistrations  of shares within the Portfolio;  and (ix) transactions by 529 Plans.  Notwithstanding  the
Fund's purchase  blocking  procedures,  all transactions in Portfolio shares are subject  to the  right of the  Fund  and  Dimensional  to  restrict  potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

     The Fund,  Dimensional,  or their  designees have the ability,  pursuant to
Rule  22c-2  under  the  1940  Act,  to  request   information   from  financial
intermediaries,  such as 401(k) plan administrators,  trust companies, insurance companies acting on behalf of separate  accounts and  broker-dealers  (together,
"Intermediaries"),  concerning trades placed in omnibus and other multi-investor accounts (together,  "Omnibus Accounts"),  in order to attempt to monitor trades that are placed by the underlying  shareholders of these Omnibus  Accounts.  The
Fund,  Dimensional,  and their designees will use the information  obtained from the  Intermediaries  to monitor  trading in the Fund and to attempt to  identify shareholders in Omnibus  Accounts  engaged in trading that is inconsistent  with the Trading Policy or otherwise not in the best interests of the Fund. The Fund,
Dimensional,  or their designees, when they detect trading patterns in shares of the Portfolio (or other  portfolios of the Fund) that may constitute  short-term or excessive trading,  will provide written  instructions to the Intermediary to restrict or prohibit  further  purchases or exchanges of shares of the Portfolio
(and other  portfolios of the Fund) by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio's shares
(directly or  indirectly  through the  Intermediary's  account) that violate the
Trading Policy.

     The  ability  of the Fund and  Dimensional  to  impose  these  limitations, including  the purchase  blocking  procedures,  on investors  investing  through
Intermediaries is dependent on the receipt of information  necessary to identify transactions by the underlying  investors and the Intermediary's  cooperation in implementing  the  Trading  Policy.  Investors  seeking  to engage in  excessive short-term  trading  practices  may  deploy a  variety  of  strategies  to avoid detection,  and  despite  the  efforts  of the Fund and  Dimensional  to prevent excessive short-term trading, there is no assurance that the Fund,  Dimensional, or their agents will be able to identify  those  shareholders  or curtail  their trading  practices.

                                       16

The  ability  of the Fund,  Dimensional,  and their  agents to detect  and limit excessive  short-term trading also may be restricted by operational  systems and technological limitations.

     The purchase  blocking  procedures  of the Trading  Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries  have not adopted procedures to implement this Policy. The
Fund and Dimensional will work with  Intermediaries  to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and
Dimensional  determine are reasonably  designed to achieve the objective of this
Trading  Policy.  At  the  time  the  Intermediaries   adopt  these  procedures,
shareholders  whose  accounts  are on the books of such  Intermediaries  will be subject to the Trading Policy's purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking  procedures.
Investors that invest in the Portfolio  through an  Intermediary  should contact the  Intermediary  for  information  concerning the policies and procedures that apply to the investors.

     As of the date of this Prospectus,  the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors, and the ability of the Fund and Dimensional to monitor trades through  Omnibus  Accounts maintained by  Intermediaries,  may be restricted due to systems  limitations of both the Fund's service providers and the Intermediaries.  The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures  (subject to the limitations  described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940
Act.

     In  addition,  the  purchase  blocking  procedures  will  not  apply  to  a redemption  transaction in which the Portfolio  distributes portfolio securities to a shareholder  in-kind,  where the redemption  will not disrupt the efficient portfolio  management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

     In addition to monitoring trade activity,  the Board has adopted fair value pricing  procedures  that govern the pricing of the securities of the Portfolio.
These  procedures are designed to help ensure that the prices at which Portfolio shares are  purchased  and redeemed  are fair,  and do not result in dilution of shareholder  interests or other harm to  shareholders.  See the discussion under
"VALUATION OF  SHARES--Net  Asset Value" for additional  details  regarding fair value pricing of the Portfolio's securities.

     Although the  procedures  are designed to discourage  excessive  short-term trading,  none of the procedures  individually  nor all of the procedures  taken together can completely  eliminate the  possibility  that  excessive  short-term trading activity in the Portfolio may occur.

                               VALUATION OF SHARES

Net Asset Value

     The net asset value per share of the  Portfolio and the net asset value per share of each Underlying Fund are generally  calculated on days that the NYSE is open for  trading.  The net asset value per share of the  Portfolio  and the net asset value per share of each Underlying  Fund is calculated  after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio's or Underlying Fund's investments and other assets, less any liabilities,  by the total outstanding shares of the stock of the respective  Portfolio or Underlying
Fund. Note: The time at which  transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

                                       17

     The value of the shares of the Portfolio  will fluctuate in relation to the investment  experience of the Underlying  Funds in which the Portfolio  invests.
Securities  held by the  Underlying  Funds  will be  valued in  accordance  with applicable  laws and  procedures  adopted by the Board of Directors or Trustees, and generally, as described below.

     Securities  held  by  the  Underlying  Funds  (including   over-the-counter
securities) are valued at the last quoted sale price of the day. Securities held by the  Underlying  Funds  that are  listed on Nasdaq  are  valued at the Nasdaq
Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP of the day, the  Underlying  Funds value the  securities at the mean of the most recent quoted bid and asked prices.  Price  information on listed  securities is taken from the  exchange  where the  security is  primarily  traded.  Generally, securities  issued by  open-end  investment  companies,  such as the  Underlying
Funds,  are valued using their  respective  net asset values or public  offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

     The value of the shares of the Fixed Income  Underlying  Funds will tend to fluctuate  with  interest  rates  because,  unlike  money  market  funds,  these
Underlying Funds do not seek to stabilize the value of their  respective  shares by use of the  "amortized  cost"  method of asset  valuation.  Net  asset  value includes  interest  on fixed  income  securities  which is accrued  daily.  Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably  reliable  sources  including  broker/dealers  that typically handle the purchase and sale of such securities.  Securities which are traded  over-the-counter  and on a  stock  exchange  generally  will  be  valued according  to the broadest and most  representative  market,  and it is expected that for bonds and other fixed income  securities,  this  ordinarily will be the over-the-counter market.

     The value of the securities  and other assets of the  Underlying  Funds for
which  no  market  quotations  are  readily  available   (including   restricted
securities),  or  for  which  market  quotations  have  become  unreliable,  are determined in good faith at fair value in accordance with procedures  adopted by the Board of Directors or Trustees of the Underlying  Funds, as the case may be.
Fair value pricing may also be used if events that have a significant  effect on the value of an investment  (as  determined in the  discretion of the Investment
Committee of the Advisor) occur before the net asset value is  calculated.  When fair value  pricing is used,  the prices of  securities  used by the  Underlying
Funds may differ from the quoted or published  prices for the same securities on their primary markets or exchanges.

     As of the date of this  Prospectus,  the Underlying  Funds holding  foreign equity securities (the "Foreign Equity Funds") will also fair value price in the circumstances described below. Generally,  trading in foreign securities markets is  completed  each day at  various  times  prior to the close of the NYSE.  For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange  (normally,  11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally,  1:00 p.m. PT) and the time that the net asset values of the Foreign  Equity Funds are computed.  Due to the time differences  between the closings of the relevant foreign  securities  exchanges and the time the Foreign  Equity  Funds  price their  shares at the close of the
NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign  investments are either unreliable  or not readily  available.  The fair value  prices  will  attempt to reflect  the  impact of the U.S.  financial  markets'  perceptions  and  trading activities  on the Foreign  Equity  Funds'  foreign  investments  since the last closing  prices of the foreign  investments  were  calculated  on their  primary foreign  securities  markets or  exchanges.  For these  purposes,  the Boards of
Directors/Trustees  of the Underlying  Funds have  determined  that movements in relevant indices or other appropriate market indicators,  after the close of the
Tokyo  Stock  Exchange or the London  Stock  Exchange,  demonstrate  that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair  valuation of  portfolio  securities  may occur on a daily basis.  The fair value pricing by the Underlying  Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other  information,  the

                                       18

market  values of  foreign  investments).  The fair  value  prices of  portfolio securities  generally  will be used when it is  determined  that the use of such prices will have a material impact on the net asset value of an Underlying Fund.
When a Foreign Equity Fund uses fair value pricing,  the values  assigned to the
Foreign  Equity Fund's  foreign  investments  may not be the quoted or published prices of the investments on their primary  markets or exchanges.  The Boards of
Directors/Trustees  of the Underlying  Funds monitor the operation of the method used to fair value price the Foreign Equity Funds' foreign investments.

     Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market  quotations.  There can be no assurance  that an Underlying  Fund could obtain the fair value assigned to a security if it were to sell the security at approximately  the time at which the
Underlying  Funds and the Portfolios  determine their net asset value per share.
As a result,  the sale or  redemption  by a Portfolio of its shares at net asset value,  at a time when a holding or holdings are valued at fair value,  may have the  effect  of  diluting  or  increasing  the  economic  interest  of  existing shareholders.

     The net asset  values  per share of each  International  Equity  Underlying
Fund, VA Global Bond Fund, The DFA Two-Year Global Fixed Income Series,  and DFA
Selectively  Hedged Global Fixed Income  Portfolio are expressed in U.S. dollars by translating the net assets of each Underlying Fund using the mean of the most recent bid and asked  prices for the  dollar as quoted by  generally  recognized reliable  sources.  Since  certain  Underlying  Funds  own  securities  that are primarily  listed  on  foreign  exchanges  which  may  trade  on days  when  the
Portfolios and Underlying  Funds do not price their shares,  the net asset value of a Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

     Certain of the  securities  holdings of the  Emerging  Markets  Core Equity
Portfolio  in Approved  Markets may be subject to tax,  investment  and currency repatriation  regulations  of the  Approved  Markets  that could have a material effect on the values of the securities.  For example,  the Emerging Markets Core
Equity  Portfolio  might be subject to  different  levels of taxation on current income and realized gains  depending upon the holding period of the  securities.
In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter  holding period (e.g.,  1 year).  The Emerging
Markets  Core  Equity  Portfolio  may also be  subject  to  certain  contractual arrangements with investment authorities in an Approved Market which require the
Portfolio  to  maintain  minimum  holding  periods  or to limit  the  extent  of repatriation of income and realized gains.

     Futures  contracts are valued using the settlement  price  established each day on the  exchange  on  which  they are  traded.  The  value  of such  futures contracts held by an Underlying Fund is determined each day as of such close.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The  Portfolio  generally  will  disclose its complete  portfolio  holdings
(other than cash and cash equivalents), as of month-end, online at the Advisor's public website, three months following the month-end. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio.

                                       19

                                SERVICE PROVIDERS
 -------------------------------------------------------------------------------
                               Investment Advisor

                          DIMENSIONAL FUND ADVISORS LP
                                1299 Ocean Avenue
                             Santa Monica, CA 90401
                             Tel. No. (310) 395-8005
  ------------------------------------------------------------------------------
             Custodian                Accounting Services, Dividend Disbursing,
                                               and Transfer Agent

        PFPC TRUST COMPANY              PNC GLOBAL INVESTMENT SERVICING
       301 Bellevue Parkway                 400 Bellevue Parkway
       Wilmington, DE 19809                 Wilmington, DE 19809
  ------------------------------------------------------------------------------
      Independent Registered                   Legal Counsel
      Public Accounting Firm

     PRICEWATERHOUSECOOPERS LLP       STRADLEY, RONON, STEVENS & YOUNG, LLP
         Two Commerce Square              2600 One Commerce Square
             Suite 1700                  Philadelphia, PA 19103-7098
         2001 Market Street
     Philadelphia, PA 19103-7042
 -------------------------------------------------------------------------------

                                       20

Other Available Information

You can find more information about the Fund and the Portfolio in the Fund's SAI and the Fund's Annual and Semi-Annual Reports to Shareholders.

Statement of Additional  Information.  The SAI  supplements,  and is technically part of, this  Prospectus.  It includes an  expanded  discussion  of  investment practices, risks, and Fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly  affected the Portfolio in its last fiscal year. The Portfolio is new so these reports are not yet available.

Request free copies from:

o    The Fund--Call collect at (310) 395-8005.

o    Access them on our website at www.dimensional.com.

o    Access  them  on  the  EDGAR   Database  in  the  SEC's  Internet  site  at
     www.sec.gov.

o    Review and copy them at the SEC's Public  Reference Room in Washington D.C.
     (phone 1-800-SEC-0330).

o    Request copies from the Public  Reference  Section of the SEC,  Washington,
     D.C. 20549-0102,  or at  publicinfo@sec.gov  (you will be charged a copying fee).  Information  on the operation of the SEC's public  reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP
1299 Ocean Avenue
Santa Monica, CA 90401
(310) 395-8005

DFA Investment Dimensions Group Inc.--Registration No. 811-3258

                                          Subject to completion, October 9, 2008

                   DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

                      DFA Investment Dimensions Group Inc.

                1299 Ocean Avenue, Santa Monica, California 90401
                            Telephone: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                              ____________, 2008

     This statement of additional  information  ("SAI") relates to the shares of
DFA VA Global Moderate Allocation  Portfolio (the "Portfolio") of DFA Investment
Dimensions Group Inc. (the "Fund"), an open-end  management  investment company.
The shares of the  Portfolio  are sold only to separate  accounts  of  insurance companies in conjunction with variable life and variable annuity contracts.

     This SAI is not a  prospectus  but should be read in  conjunction  with the
Prospectus of the Portfolio, dated ________, 2008, as amended from time to time.
As of _______,  2008,  the  Portfolio had not yet  commenced  operations,  so no financial information is shown for the Portfolio in the Fund's annual report for the fiscal  year ended  October  31,  2008.  The  Prospectus  can be obtained by writing  to the Fund at the above  address  or by  calling  the above  telephone number.

     The information in this statement of additional information is not complete and may be  changed.  These  Securities  may not be sold until the  registration statement filed with the Securities and Exchange  Commission is effective.  This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these  securities in any state where the offer or sale is not permitted.

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     The  Portfolio  described  in this SAI is a "fund of funds"  that  seeks to achieve its  investment  objective by investing  its assets in funds  managed by
Dimensional Fund Advisors LP (the "Advisor" or "Dimensional"). As of today these funds  include the U.S.  Core Equity 1 Portfolio,  U.S. Core Equity 2 Portfolio,
DFA Real Estate  Securities  Portfolio,  International  Core  Equity  Portfolio,
Emerging  Markets Core Equity  Portfolio,  DFA  Selectively  Hedged Global Fixed
Income Portfolio and VA Global Bond Portfolio, each a series of the Fund and The
DFA Two-Year  Global Fixed Income Series,  a series of The DFA Investment  Trust
Company ("DFAITC") (collectively, the "Underlying Funds"). Dimensional serves as investment  advisor to the Portfolio and the  Underlying  Funds.  Dimensional is
organized as a Delaware  limited  partnership  and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. Prior to
November 3, 2006, the Advisor was named  Dimensional  Fund Advisors Inc. and was organized as a Delaware corporation.  Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

     The following  information  supplements  the  information  set forth in the
Prospectus. Unless otherwise indicated, the following information applies to the
Portfolio and all of the Underlying Funds.

     The Portfolio and each of the  Underlying  Funds is  diversified  under the federal securities laws and regulations.

                             INVESTMENT LIMITATIONS

     The Portfolio has adopted certain limitations which may not be changed with respect to the Portfolio  without the approval of a majority of the  outstanding voting  securities of the  Portfolio.  A "majority" is defined as the lesser of:
(1) at least 67% of the voting  securities  of the  Portfolio (to be affected by the proposed  change)  present at a meeting,  if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy,  or (2)  more  than  50% of the  outstanding  voting  securities  of such
Portfolio.

The Portfolio may not:

(1)  purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments,  and provided that this  restriction does not prevent the Portfolio  from:  (i)  purchasing or selling  securities or instruments  secured by real estate or  interests  therein,  securities  or
     instruments   representing  interests  in  real  estate  or  securities  or
     instruments   of  issuers  that  invest,   deal  or  otherwise   engage  in
     transactions  in  real  estate  or  interests  therein;  and  (ii)  making, purchasing or selling real estate mortgage loans;

(2)  make loans,  except to the extent  permitted by the 1940 Act, or any rules, exemptions or  interpretations  thereunder that may be adopted,  granted or issued by the SEC;

(3)  purchase  the  securities  of any one  issuer,  if  immediately  after such investment,  the Portfolio would not qualify as a "diversified  company" as that term is  defined  by the 1940 Act,  as  amended,  and as  modified  or interpreted by regulatory authority having jurisdiction, from time to time;

(4)  borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or  interpretations  thereunder that may be adopted,  granted or issued by the SEC;

(5)  engage in the business of underwriting securities issued by others;

(6)  concentrate  (invest  more than 25% of its net  assets)  in  securities  of
     issuers  in  a  particular   industry  (other  than  securities  issued  or
     guaranteed  by the U.S.  government or any of its agencies or securities of other investment companies);

(7)  purchase  or sell  physical  commodities,  unless  acquired  as a result of ownership  of  securities  or other  instruments,  and  provided  that this
     restriction   does  not  prevent  the  Portfolio   from:  (i)  engaging  in
     transactions   involving  currencies  and  futures  contracts  and  options thereon;  or (ii)  investing in  securities or other  instruments  that are secured by physical commodities; or

(8)  issue senior  securities  (as such term is defined in Section  18(f) of the
     1940 Act), except to the extent permitted under the 1940 Act.

     The  investment  limitations  set forth above only relate to the Portfolio.
The  Underlying  Funds  may have  investment  limitations  that are more or less restrictive  than those of the  Portfolio.  The  investment  limitations  of the
Underlying  Funds are set forth in their  respective  statements  of  additional information.

     Although not a fundamental  policy  subject to  shareholder  approval,  the
Portfolio  does not intend to invest more than 15% of its net assets in illiquid securities.

     With  respect to the  investment  limitation  described  in (4) above,  the
Portfolio  will  maintain  asset  coverage  of at least 300%,  inclusive  of any amounts borrowed, to the extent required by the 1940 Act.

     Subject to future  regulatory  guidance,  for purposes of those  investment limitations  identified  above that are based on total  assets,  "total  assets"
refers to the assets that the Portfolio  owns,  and does not include assets that the Portfolio does not own but over which it has effective control.

     Unless otherwise indicated,  all limitations  applicable to the Portfolio's investments  apply only as of the time that a  transaction  is  undertaken.  Any subsequent  change in the  percentage  of the  Portfolio's  assets  invested  in certain  securities or other instruments  resulting from market  fluctuations or other changes in the Portfolio's  total assets will not require the Portfolio to dispose of an investment until the Advisor  determines that it is practicable to sell or closeout the investment without undue market or tax consequences.

                   ADDITIONAL POLICIES OF THE UNDERLYING FUNDS

Domestic Equity Underlying Funds

  U.S. Core Equity 1 Portfolio
  U.S. Core Equity 2 Portfolio

     Each portfolio  seeks to achieve its  investment  objective by purchasing a broad and diverse  group of common  stocks of U.S.  companies  with an increased exposure  to small  capitalization  and  value  companies  relative  to the U.S.
Universe (as defined in the  Prospectus).  The  increased  exposure to small and value  companies may be achieved by decreasing  the  allocation of a portfolio's assets to the largest U.S. growth companies relative to their weight in the U.S.
Universe,   which  would  result  in  a  greater  weight   allocation  to  small
capitalization and value companies.  The percentage  allocation of the assets of the U.S.  Core Equity 1 Portfolio  to  securities  of the  largest  U.S.  growth companies  will  generally  be  reduced  from  between  2.5%  and  25% of  their percentage weight in the U.S. Universe.  The percentage allocation of the assets of the U.S.  Core Equity 2 Portfolio to  securities  of the largest U.S.  growth companies will generally be reduced from between 5% and 35% of their  percentage weight in the U.S. Universe. For example, as of December 31, 2007, securities of the largest U.S.  growth  companies  comprised 32% of the U.S.  Universe and the
Advisor  allocated  21% of the U.S. Core Equity 1 Portfolio to securities of the largest U.S.  growth  companies  and 10% of the U.S.  Core Equity 2 Portfolio to securities of the largest U.S. growth companies.  As a  non-fundamental  policy, under normal  circumstances,  each portfolio will invest at least 80% of its net assets in equity  securities  of U.S.  companies.  If a portfolio  changes  this investment  policy,  the  portfolio  will notify  shareholders  at least 60 days before the change, and will change the name of the portfolio.

DFA Real Estate Securities Portfolio

     The DFA Real Estate  Securities  Portfolio  will invest in shares of REITs.
REITs pool investors'  funds for investment  primarily in income  producing real estate or real estate related loans or interests.  A REIT is not taxed on income distributed to shareholders if it complies with several  requirements related to its  organization,  ownership,  assets  and  income  and a  requirement  that it distribute to its  shareholders  at least 90% of its taxable  income (other

                                       2

than net capital gains) for each taxable year. REITs can generally be classified as Equity  REITs,  Mortgage  REITs and Hybrid  REITs.  Equity  REITs  invest the majority of their  assets  directly in real  property  and derive  their  income primarily  from rents.  Equity REITs can also realize  capital  gains by selling properties that have appreciated in value. Mortgage REITS invest the majority of their assets in real estate  mortgages  and derive their income  primarily  from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and  Mortgage  REITs.  At the  present  time,  The DFA  Real  Estate  Securities
Portfolio intends to invest only in Hybrid REITs and Equity REITs.

     As a non-fundamental  policy, under normal  circumstances,  at least 80% of the DFA Real  Estate  Securities  Portfolio's  net assets  will be  invested  in securities  of  companies  in the real  estate  industry,  as  described  in its prospectus.  If the DFA Real Estate Securities Portfolio changes this investment policy, it will notify its shareholders at least 60 days before the change,  and will change its name. The DFA Real Estate Securities  Portfolio will make equity
investments  only  in  securities  traded  in  the  U.S.   securities   markets,
principally on the NYSE, Amex and over-the-counter market.

International Equity Underlying Funds

International Core Equity Portfolio

     The  International  Core Equity  Portfolio  seeks to achieve its investment objective  by  purchasing  a broad  and  diverse  group of  stocks  of  non-U.S.
companies with an increased exposure to small capitalization and value companies relative  to the  International  Universe  (as defined in the  Prospectus).  The increased  exposure to small  capitalization and value companies may be achieved by decreasing  the  allocation of the  portfolio's  assets to the largest growth companies  relative to their weight in the International  Universe,  which would result  in a  greater  weight  allocation  to  small  capitalization  and  value companies.  The percentage  allocation of the assets of the  International  Core
Equity Portfolio to securities of the largest growth companies will generally be reduced from between 5% and 35% of their percentage  weight in the International
Universe. For example, as of December 31, 2007, securities of the largest growth companies  in the  International  Universe  comprised  16% of the  International
Universe and the Advisor allocated 4% of the International Core Equity Portfolio to securities of the largest growth companies in the International Universe.

     As of the date of this SAI, the International  Universe is comprised of the following  countries,  which are  designated as "Approved  Markets" in which the
International Core Equity Portfolio is authorized to invest: Australia, Austria,
Belgium, Canada, Denmark,  Finland, France, Germany, Greece, Hong Kong, Ireland,
Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,  Singapore, Spain,
Sweden,  Switzerland,  and the United  Kingdom.  The  International  Core Equity
Portfolio  invests  in  securities  associated  with  Approved  Markets  (For  a description of the securities  approved for  investment,  see "Approved  Markets
Securities for the  International  Equity Underlying  Funds").  The Advisor will determine, in its discretion,  when and whether to invest in countries that have been authorized as Approved Markets,  depending on a number of factors,  such as asset growth in the International Core Equity Portfolio and the  characteristics of each  country's  markets.  The  Investment  Committee of the Advisor also may designate other countries as Approved  Markets for investment in the future,  in addition to the countries  identified  above,  or the  Investment  Committee may remove one or more countries from the list of Approved Markets. In addition, the
Portfolio may continue to hold  investments  in countries that are not currently designated as Approved  Markets,  but had been  authorized for investment in the past, and may reinvest  distributions  received in connection with such existing investments in such previously Approved Markets.

     As a non-fundamental policy, under normal circumstances,  the International
Core  Equity  Portfolio  will  invest at least  80% of its net  assets in equity securities.  If the International  Core Equity Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change its name

Emerging Markets Core Equity Portfolio

     The Emerging  Markets Core Equity Portfolio seeks to achieve its investment objective by investing in companies  associated with emerging markets designated as "Approved Markets" by the Investment Committee of the Advisor. As of the date of this SAI, the  following  countries are  designated as "Approved  Markets" in which the  Emerging  Markets  Core Equity  Portfolio  is  authorized  to invest:
Brazil,  Chile,  China,  Czech  Republic,  Hungary,

                                       3

India,  Indonesia,  Israel,  Malaysia,  Mexico, the Philippines,  Poland,  South
Africa,  South Korea,  Taiwan,  Thailand,  and Turkey. The Emerging Markets Core
Equity Portfolio  invests in securities  associated with Approved Markets (For a description of the securities  approved for  investment,  see "Approved  Markets
Securities for the International Equity Underlying Funds").

     The Emerging Market Core Equity Portfolio will seek to purchase a broad and diverse  group of securities  with an increased  exposure to securities of small cap issuers and  securities  that it  considers to be "value"  securities.  As a non-fundamental  policy, under normal  circumstances,  the Emerging Markets Core
Equity  Portfolio will invest at least 80% of its net assets in emerging markets investments  that are defined in its  registration  statement as Approved Market
securities.   If  the  Emerging  Markets  Core  Equity  Portfolio  changes  this investment  policy,  it will  notify  shareholders  at least 60 days  before the change, and will change its name.

Approved Markets Securities for the International Equity Underlying Funds

     The International  Equity Underlying Funds invest in securities  associated with  Approved  Markets  (as  identified  above  for each  International  Equity
Underlying  Fund)  listed on bona  fide  securities  exchanges  or traded on the over-the-counter  markets.  These exchanges or  over-the-counter  markets may be either  within or outside  the  issuer's  domicile  country.  For  example,  the securities may be listed or traded in the form of European Depositary  Receipts,
Global Depositary  Receipts,  American  Depositary  Receipts,  or other types of depositary receipts (including  non-voting depositary receipts) or may be listed on bona fide  securities  exchanges in more than one country.  An  International
Equity Underlying Fund will consider for purchase securities that are associated with an Approved  Market  ("Approved  Market  securities"),  and include,  among others:  (a)  securities of companies  that are organized  under the laws of, or maintain  their  principal  place  of  business  in,  an  Approved  Market;  (b)
securities for which the principal trading market is in an Approved Market;  (c)
securities  issued or guaranteed by the  government of an Approved  Market,  its agencies or instrumentalities, or the central bank of such country or territory;
(d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets;  (e) securities of companies that derive at  least  50% of  their  revenues  or  profits  from  goods  produced  or sold, investments made, or services performed in Approved Markets or have at least 50%
of their  assets in Approved  Markets;  (f) equity  securities  of  companies in
Approved  Markets in the form of  depositary  shares;  (g)  securities of pooled investment  vehicles that invest  primarily in securities of Approved Markets or derivative  instruments  that  derive  their value from  securities  of Approved
Markets;  or (h)  securities  included in the  International  Equity  Underlying
Fund's benchmark index. Securities of Approved Markets may include securities of companies  that  have  characteristics  and  business  relationships  common  to companies  in  other  countries  or  regions.  As a  result,  the  value  of the securities  of such  companies  may reflect  economic and market  forces in such other  countries  or regions as well as in the  Approved  Markets.  The Advisor, however,  will select only those companies that, in its view, have  sufficiently strong exposure to economic and market forces in Approved Markets.  For example, the Advisor may invest in companies  organized  and located in the United States or other countries or regions outside of Approved Markets,  including  companies having their entire production facilities outside of Approved Markets, when such companies meet the criteria  discussed  above to be considered  associated  with
Approved Markets.

Fixed Income Underlying Funds

   VA Global Bond Portfolio
   The DFA Two-Year Global Fixed Income Series
   DFA Selectively Hedged Global Fixed Income Portfolio

     The following is a description of the categories of investments,  which may be acquired by the Fixed Income Underlying Funds.

     1. U.S. Government Obligations--Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government,  including bills, notes and bonds.

     2. U. S.  Government  Agency  Obligations--  Issued or  guaranteed  by U.S.
government-sponsored   instrumentalities   and  federal  agencies,   which  have
different  levels of credit  support.  The U.S.  government  agency  obligations
include,   but  are  not  limited  to,   securities   issued  by  agencies   and
instrumentalities  of the U.S.  government  that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and

                                       4

Ginnie Mae,  including  Ginnie Mae pass-through  certificates.  Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer's right to borrow from the U.S.  Treasury,  subject to certain limits,  such as securities issued by Federal Home Loan Banks, or are supported  only by the credit of such  agencies,  such as Freddie Mac and Fannie
Mae.

     3. Corporate Debt  Obligations--  Nonconvertible  corporate debt securities
(e.g.,  bonds and  debentures),  which are issued by companies whose  commercial paper is rated Prime1 by Moody's Investors  Service,  Inc.  ("Moody's") or A1 by
S&P and dollar-denominated  obligations of foreign issuers issued in the U.S. If the issuer's  commercial paper is unrated,  then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's.  If there is neither a commercial paper rating nor a rating of the debt security,  then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

     4.  Bank  Obligations--  Obligations  of U.S.  banks and  savings  and loan
associations  and  dollar-denominated   obligations  of  U.S.  subsidiaries  and
branches of foreign banks, such as certificates of deposit (including marketable
variable  rate   certificates  of  deposit)  and  bankers'   acceptances.   Bank
certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

     5. Commercial Paper--Rated, at the time of purchase, A1 or better by S&P or
Prime1 by Moody's, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P.

     6.  Repurchase  Agreements--Instruments  through  which  the  Fixed  Income
Underlying Funds purchase securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase  the  underlying  securities at an agreed  price,  plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency  obligations  described in (1) and (2) above. The Fixed Income Underlying
Funds will not enter into a  repurchase  agreement  with a duration of more than seven days if, as a result,  more than 10% of the value of the Underlying Funds'
total assets would be so invested. The Fixed Income Underlying Funds will invest in repurchase agreements with banks having at least $1,000,000,000 in assets and that are approved by the Investment  Committee of the Advisor.  The Advisor will monitor the market value of the underlying  securities plus any accrued interest thereon so that they will at least equal the repurchase price.

     7. Foreign  Government and Agency  Obligations--  Bills,  notes,  bonds and other debt  securities  issued or  guaranteed by foreign  governments,  or their agencies and instrumentalities.

     8. Supranational Organization Obligations--Debt securities of supranational organizations  such as the  European  Coal and  Steel  Community,  the  European
Economic  Community and the World Bank,  which are chartered to promote economic development.

     9. Foreign Issuer  Obligations-- Debt securities of non-U.S.  issuers rated
AA or better by S&P or Aa2 or better by Moody's.

     10. Eurodollar Obligations-- Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

     11. Money Market  Funds--The  Fixed Income  Underlying  Funds may invest in affiliated and  unaffiliated  unregistered  money market funds.  DFA Selectively
Hedged  Global  Fixed  Income  Portfolio  may  also  invest  in  affiliated  and unaffiliated  registered  money market funds.  Investments in money market funds may involve a duplication of certain fees and expenses.

     Investors  should be aware  that the net asset  values of the Fixed  Income
Underlying Funds may change as general levels of interest rates fluctuate.  When interest rates increase, the value of a portfolio of fixed income securities can be expected to decline.  Conversely, when interest rates decline, the value of a portfolio of fixed income securities can be expected to increase.

                                       5

Investments in the Banking Industry

     The DFA  Two-Year  Global Fixed Income  Series and DFA  Selectively  Hedged
Global  Fixed  Income  Portfolio  will  invest  more  than  25% of  their  total respective  assets in  obligations  of U.S.  and foreign  banks and bank holding companies ("banking industry securities") when the yield to maturity on eligible portfolio  investments  in  banking  industry  securities  as a group  generally exceeds the yield to maturity on all other eligible  portfolio  investments as a group generally for a period of five  consecutive days when the NYSE is open for trading.  For purposes of this policy,  the Advisor considers eligible portfolio investments  to be those  securities  that are on the Advisor's then current buy list that are available for purchase.  This policy can only be changed by a vote of shareholders.  When investment in such  obligations  exceeds 25% of the total net assets of any of The DFA  Two-Year  Global  Fixed  Income  Series or the DFA
Selectively  Hedged Global Fixed Income  Portfolio such  Underlying Fund will be considered to be concentrating its investments in the banking industry. Once The
DFA Two-Year  Global Fixed Income  Series or the DFA  Selectively  Hedged Global
Fixed Income Portfolio concentrates its investments in the banking industry, the
Underlying  Fund may  remain  concentrated  in the  banking  industry  until the purchase of new  investments  in the normal course of executing  its  investment strategy  result in less than 25% of the its total assets  consisting of banking industry securities.

     As of the date of this SAI, the DFA Selectively  Hedged Global Fixed Income
Portfolio  and the DFA Two-Year  Global Fixed  Income  Series are  concentrating their investments in the banking industry.

     The types of bank and bank  holding  company  obligations  in which the DFA
Two-Year  Global Fixed Income  Series and DFA  Selectively  Hedged  Global Fixed
Income Portfolio may invest include: dollar-denominated certificates of deposit, bankers' acceptances,  commercial paper and other debt obligations issued in the
United  States  and which  mature  within  two years of the date of  settlement, provided such  obligations  meet  Underlying  Fund's  established  credit rating criteria as stated in its registration  statement.  In addition, both Underlying
Funds are  authorized  to invest more than 25% of their total assets in Treasury
bonds,   bills   and   notes   and   obligations   of   federal   agencies   and
instrumentalities. The DFA Selectively Hedged Global Fixed Income Portfolio also may invest in non-dollar denominated certificates.

                              BROKERAGE COMMISSIONS

     The following  discussion  relates to the policies of the Underlying  Funds with  respect  to  brokerage  commissions.  The  Portfolios  will not  incur any brokerage costs in connection with their purchase or redemption of shares of the
Underlying Funds.

     The Fixed Income  Underlying  Funds  acquire and sell  securities  on a net basis  with  dealers  that are  major  market  makers  in such  securities.  The
Investment  Committee of the Advisor  selects dealers on the basis of their size and market making ability.  When executing portfolio  transactions,  the Advisor seeks to obtain the most favorable  price for the securities  being traded among the dealers with whom the Fixed Income Underlying Funds effect transactions.

     Portfolio transactions will be placed with a view to seeking the best price and  execution.  The  Underlying  Funds  will seek to  acquire  and  dispose  of securities  in a manner  which would cause as little  fluctuation  in the market prices of stocks being purchased or sold as possible in light of the size of the transactions  being  effected,  and brokers  will be selected  with this goal in view. The Advisor monitors the performance of brokers which effect  transactions for the  Underlying  Funds to determine the effect that their trading has on the market  prices of the  securities  in which the  Underlying  Funds  invest.  The
Advisor also checks the rate of commission being paid by the Underlying Funds to their brokers to ascertain that the rates are competitive  with those charged by other brokers for similar services.

     Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment  research,  such as reports  concerning  individual issuers, industries and general economic and financial trends and other research services.  The investment advisory agreements of the Underlying Funds permit the
Advisor knowingly to pay commissions on these transactions that are greater than another broker,  dealer or exchange member might charge if the Advisor,  in good faith,  determines that the  commissions  paid are reasonable in relation to the research or brokerage  services  provided by the broker or dealer when viewed in
terms  of   either  a   particular   transaction   or  the   Advisor's   overall
responsibilities  to  the  accounts  under  its  management.  Research  services

                                       6

furnished by brokers  through whom securities  transactions  are effected may be used by the Advisor in servicing  all of its accounts and not all such  services may be used by the Advisor with respect to the Underlying Funds.

     Subject to seeking  best price and  execution,  transactions  may be placed with brokers that have  assisted in the sale of Portfolio  shares.  The Advisor, however,  pursuant  to  policies  and  procedures  approved  by  the  Boards  of
Trustees/Directors  of the Fund and DFAITC, is prohibited from selecting brokers and dealers to effect a Portfolio's portfolio securities  transactions based (in whole or in part) on a broker's or dealer's  promotion or sale of shares  issued by a Portfolio or any other registered investment companies.

     Companies  eligible for purchase by the U.S.  Core Equity 1 Portfolio,  the
U.S. Core Equity 2 Portfolio and the DFA Real Estate Securities Portfolio may be
thinly  traded  securities.  Therefore,  the Advisor  believes it needs  maximum flexibility to effect trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Underlying  Funds with market  makers,  third market brokers,  electronic communications networks ("ECNs") and with brokers on an agency  basis.  Third market  brokers  enable the Advisor to trade with other institutional  holders  directly  on a net basis.  This  allows  the  Advisor to sometimes  trade larger  blocks than would be possible by going through a single market maker.

     ECNs,  such as  Instinet,  are  electronic  information  and  communication networks  whose  subscribers  include most market makers and many  institutions.
Such ECNs charge a  commission  for each trade  executed on their  systems.  For example,  on any given trade,  an Underlying  Fund,  by trading  through an ECN, could pay a spread to a dealer on the other side of the trade plus a  commission to the ECN.  However,  placing a buy (or sell) order on an ECN  communicates  to many (potentially all) market makers and institutions at once. This can create a more complete  picture of the market and thus increase the  likelihood  that the
Underlying Funds can effect transactions at the best available prices.

                                FUTURES CONTRACTS

     All  Underlying  Funds may enter  into  futures  contracts  and  options on futures  contracts.  Such Underlying Funds may enter into futures  contracts and options on future  contracts to gain market  exposure on the  Underlying  Fund's uninvested cash pending  investments in securities and to maintain  liquidity to pay redemptions.

     Futures  contracts provide for the future sale by one party and purchase by another party of a specified amount of defined  securities at a specified future time and at a specified  price.  Futures  contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  The  Underlying  Funds will be required to make a margin  deposit in cash or government  securities with a futures commission  merchant (an "FCM") to initiate and maintain  positions in futures  contracts.  Minimal  initial margin requirements  are  established  by the futures  exchange and FCMs may  establish margin  requirements  which are higher than the exchange  requirements.  After a futures  contract  position  is opened,  the value of the  contract is marked to market  daily.  If the  futures  contract  price  changes to the extent that the margin on deposit does not satisfy  margin  requirements,  payment of additional
"variation" margin to be held by the FCM will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Underlying Fund. Variation margin payments  are made to and from the  futures  broker for as long as the  contract remains  open.  The  Underlying  Funds  expect to earn  income  on their  margin deposits.  Each Underlying Fund intends to limit its futures-related  investment activity  so that other  than with  respect to bona fide  hedging  activity  (as defined in Commodity  Futures Trading  Commission  ("CFTC") General  Regulations
Section  1.3  (z)):  (i) the  aggregate  initial  margin  and  premiums  paid to establish commodity futures and commodity option contract positions  (determined at the time the most recent  position was  established)  do not exceed 5% of the liquidation value of an Underlying  Fund's portfolio,  after taking into account unrealized  profits and  unrealized  losses on any such contracts it has entered into (provided  that, in the case of an option that is  in-the-money at the time of purchase,  the  in-the-money  amount may be excluded in  calculating  such 5%
limitation)  or (ii) the  aggregate net  "notional  value" (i.e.,  the size of a commodity  futures or commodity  option  contract in contract units (taking into account any  multiplier  specified in the  contract),  multiplied by the current market price (for a futures  contract) or strike price (for an option  contract)
of each such unit) of all  non-hedge  commodity  futures  and  commodity  option contracts that an Underlying  Fund has entered into  (determined at the time the most recent position was established)

                                       7

does not exceed the liquidation value of an Underlying  Fund's portfolio,  after taking  into  account  unrealized  profits  and  unrealized  losses  on any such contracts that an Underlying Fund has entered into.

     Positions in futures  contracts may be closed out only on an exchange which provides a secondary  market.  However,  there can be no assurance that a liquid secondary market will exist for any particular  futures contract at any specific time.  Therefore,  it might not be possible to close a futures  position and, in the event of adverse price  movements,  the Underlying Fund would continue to be required  to make  variation  margin  deposits.  In such  circumstances,  if the
Underlying  Fund  has  insufficient  cash,  it  might  have  to  sell  portfolio securities  to  meet  daily  margin  requirements  at a time  when it  might  be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures  contract by only  entering  into  futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Securities and
Exchange  Commission  ("Commission")  and  interpretations  of the  staff of the
Commission,  the Underlying Funds (or their custodians) are required to maintain segregated accounts or to segregate assets through notations on the books of the custodian,  consisting  of liquid  assets (or,  as  permitted  under  applicable interpretations,  enter into  offsetting  positions)  in  connection  with their futures contract  transactions in order to cover their  obligations with respect to such  contracts.  These  requirements  are  designed  to limit the  amount of leverage the Underlying Funds may use by entering into futures transactions.

                      FORWARD FOREIGN CURRENCY TRANSACTIONS

     The International Equity Underlying Funds and Fixed Income Underlying Funds
may acquire and sell forward  foreign  currency  exchange  contracts in order to protect  against  uncertainty in the level of future foreign  currency  exchange rates.  The  Underlying  Funds will  conduct  their  foreign  currency  exchange transactions  either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign  currencies.  A forward  foreign  currency  exchange contract  involves an  obligation  to purchase or sell a specific  currency at a future date,  which may be any fixed number of days (usually less than one year)
from the date of the contract agreed upon by the parties,  at a price set at the time of the  contract.  These  contracts  are  traded  in the  interbank  market conducted  directly between traders  (usually large commercial  banks) and their customers.  A forward  contract  generally  has no deposit  requirement,  and no commissions  are  charged at any stage for  trades.  Although  foreign  exchange dealers do not charge a fee for  conversion,  they do realize a profit  based on the  difference  (the  spread)  between  the price at which  they are buying and selling various currencies.

     With respect to an  International  Equity  Underlying  Fund, the Underlying
Fund may enter into a forward  contract in connection  with the purchase or sale of  foreign  equity  securities,  typically  to  "lock  in"  the  value  of  the transaction with respect to a different currency.  In addition, an International
Equity  Underlying Fund may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

     The Fixed Income  Underlying  Funds may enter into forward foreign currency contracts  to  hedge  against  fluctuations  in  currency  exchange  rates or to transfer  balances  from  one  currency  to  another  currency.  A Fixed  Income
Underlying  Fund may enter into a forward  contract to buy or sell the amount of foreign  currency  approximating  the  value  of  some  or all of the  portfolio securities quoted or denominated in such foreign currency.  The precise matching of the forward  contract  amounts and the value of the securities  involved will not generally be possible  since the future value of such  securities in foreign currencies  will change as a  consequence  of market  movements  in the value of those  securities  between the date the forward contract is entered into and the date it expires.  The DFA Two-Year Global Fixed Income Series and VA Global Bond
Portfolio  typically  hedge their foreign  currency  exposure.  DFA  Selectively
Hedged  Global Fixed  Income  Portfolio  may hedge the currency  exposure of its foreign securities or leave some or all of the currency exposure unhedged.

                            CASH MANAGEMENT PRACTICES

     The Portfolio and Underlying  Funds engage in cash management  practices in
order  to  earn  income  on  uncommitted  cash  balances.   Generally,  cash  is
uncommitted pending investment in other securities, payment of redemptions or in other  circumstances  where the  Advisor  believes  liquidity  is  necessary  or desirable.  For example,

                                       8

in the case of the Emerging Markets  Underlying  Funds,  cash investments may be made for temporary  defensive purposes during periods in which market,  economic or political conditions warrant.

     All  the  Underlying  Funds  may  invest  cash  in  short-term   repurchase
agreements.  In addition, the following cash investments are permissible for the
Portfolio and Underlying Funds:

------------------------------------------------- -------------------------------------------------- ---------------
Portfolio                                         Permissible Cash Investments*                      Percentage
                                                                                                     Guidelines**
------------------------------------------------- -------------------------------------------------- ---------------
DFA VA Global Moderate Allocation Portfolio       U.S. government securities, repurchase                  20%
                                                  agreements and short-term paper; affiliated and
                                                  unaffiliated registered and unregistered money
                                                  market funds***
------------------------------------------------- -------------------------------------------------- ---------------

------------------------------------------------- -------------------------------------------------- ---------------
Underlying Funds                                  Permissible Cash Investments*                      Percentage
                                                                                                     Guidelines**
------------------------------------------------- -------------------------------------------------- ---------------
U.S. Core Equity 1 Portfolio                      High quality, highly liquid fixed income                20%
U.S. Core Equity 2 Portfolio                      securities, such as money market instruments;
International Core Equity Portfolio               index futures contracts and options thereon;
                                                  affiliated and unaffiliated registered and
                                                  unregistered money market funds***
------------------------------------------------- -------------------------------------------------- ---------------
DFA Real Estate Securities Portfolio              Fixed income obligations such as money market           20%
                                                  instruments; index futures contracts and options
                                                  thereon; affiliated and unaffiliated
                                                  unregistered money market funds***
------------------------------------------------- -------------------------------------------------- ---------------
Emerging Markets Core Equity Portfolio            Money market instruments; highly liquid debt            20%
                                                  securities; freely convertible currencies; index
                                                  futures contracts and options thereon;
                                                  affiliated and unaffiliated registered and
                                                  unregistered money market funds***
------------------------------------------------- -------------------------------------------------- ---------------

*    With  respect  to fixed  income  instruments,  except  in  connection  with corporate actions, the Portfolios and Underlying Funds will invest in fixed income  instruments  that at the time of purchase have an investment  grade rating by a rating  agency  or are  deemed  to be  investment  grade by the
     Advisor.

**   The percentage  guidelines set forth above are not absolute limitations but the  Portfolios  and  Underlying  Funds  do  not  expect  to  exceed  these guidelines under normal circumstances.

***  Investments in money market mutual funds may involve duplication of certain fees and expenses.

                             CONVERTIBLE DEBENTURES

     Each International Equity Underlying Fund may invest up to 5% of its assets in convertible debentures issued by non-U.S.  companies located in the countries where the Underlying Fund is permitted to invest. Convertible debentures include corporate  bonds and notes that may be converted  into or  exchanged  for common stock. These securities are generally  convertible either at a stated price or a stated rate (that is, for a specific  number of shares of common  stock or other security).  As with other fixed income  securities,  the price of a  convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream  (generally  higher in yield than the income  derived from a common  stock but lower than that  afforded by a  nonconvertible  debenture),  a convertible  debenture  also  affords the investor an  opportunity,  through its conversion  feature,  to participate in the capital  appreciation  of the common stock into which it is convertible. As the market price of the underlying common stock declines,  convertible  debentures  tend to trade  increasingly on a yield basis and so may not experience  market value declines to the same extent as the underlying  common stock.  When the market price of the underlying  common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the  underlying  common stock.  To obtain such a higher  yield,  an
Underlying Fund may be required to pay for a convertible  debenture an amount in excess of the value of the underlying common stock.  Common stock acquired by an
Underlying  Fund upon  conversion of a convertible  debenture  will generally be held  for as long  as the  Advisor

                                       9

anticipates such stock will provide the Underlying Fund with opportunities which are consistent with the Underlying Fund's investment objective and policies.

                              EXCHANGE TRADED FUNDS

     U.S. Core Equity 1 Portfolio,  U.S. Core Equity 2 Portfolio,  International
Core Equity  Portfolio and the Emerging  Markets Core Equity  Portfolio may also invest in  Exchange  Traded  Funds  ("ETFs")  and  similarly  structured  pooled investments  for the  purpose of gaining  exposure to the equity  markets  while maintaining liquidity. An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector,  market or global segment. ETFs are passively  managed,  and traded similar to a publicly traded company.  The risks and costs of investing in ETFs are comparable to investing in a publicly  traded company.  The goal of an ETF is to  correspond  generally to the price and yield performance,  before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When an
Underlying  Fund  invests  in  an  ETF,  shareholders  of  the  Underlying  Fund
(including the Portfolio) bear their proportionate share of the underlying ETF's fees and expenses.

                             DIRECTORS AND OFFICERS

Directors

     The  Board  of  Directors  of  the  Fund  ("Board")  is   responsible   for
establishing the Fund's policies and for overseeing the management of the Fund.

     The  Board  has  two  standing  committees,  the  Audit  Committee  and the
Portfolio   Performance   and  Service  Review   Committee   (the   "Performance
Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G.  Ibbotson,  and Abbie J.  Smith.  Each  member of the  Audit  Committee  is a disinterested  Director.  The Audit  Committee of the Board  oversees the Fund's accounting and financial  reporting policies and practices,  the Fund's internal controls,  the Fund's financial  statements and the independent  audits thereof, and performs  other  oversight  functions  as requested by the Board.  The Audit
Committee for the Board  recommends the  appointment  of the Fund's  independent registered  public accounting firm and also acts as a liaison between the Fund's independent  registered public accounting firm and the full Board. There were __
Audit Committee  meetings for the Fund held during the fiscal year ended October
31, 2008.

     The  Performance  Committee  is  comprised  of Messrs.  Constantinides  and
Ibbotson,  Ms. Smith, John P. Gould, Myron S. Scholes, and Robert C. Merton. The
Performance Committee regularly reviews and monitors the investment  performance of the Fund's series,  including the Portfolios,  and reviews the performance of the Fund's service providers.  There were __ Performance Committee meetings held during the fiscal year ended October 31, 2008.

     Certain biographical  information for each disinterested  Director and each interested  Director of the Fund is set forth in the tables  below,  including a description  of each  Director's  experience  as a Director of the Fund and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

                                       10

Disinterested Directors

--------------------- --------- ----------- ------------------------------------------- ------------- -----------------
 Name, Address and    Position  Term of      Principal Occupation During Past 5 Years    Portfolios    Other
      Age                       Office(1)                                                within the    Directorships
                                and                                                      DFA Fund      of Public
                                Length of                                                Complex(2)    Companies Held
                                Service                                                  Overseen
--------------------- --------- ----------- ------------------------------------------- ------------- -----------------
George M.             Director  Since 1983   Leo Melamed Professor of Finance,           96
Constantinides                              Graduate School of Business, University     portfolios
Graduate School of                          of Chicago.                                 in 4
Business,                                                                               investment
University of                                                                           companies
Chicago
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 61
--------------------- --------- ----------- ------------------------------------------- ------------- -----------------
John P. Gould         Director  Since 1986   Steven G. Rothmeier Distinguished           96            Trustee,
Graduate School of                          Service Professor of Economics, Graduate    portfolios    Harbor Fund
Business,                                   School of Business, University of Chicago   in 4          (registered
University of                               (since 1965). Member of the Board of        investment    investment
Chicago                                     Milwaukee Insurance Company (since 1997).   companies     company) (14
5807 S. Woodlawn                            Member Competitive Markets Advisory                       Portfolios)
Avenue                                      Committee, Chicago Mercantile Exchange                    (since 1994).
Chicago, IL 60637                           (futures trading exchange) (since 2004).
Age: 69                                     Formerly, Director of UNext Inc. (1999 -
                                            2006). Formerly, Senior Vice President,
                                            Lexicon Inc. (economics, law, strategy,
                                            and finance consulting) (1994 - 2004).
                                            Formerly, President, Cardean University
                                            (division of UNext) (1999 - 2001).
--------------------- --------- ----------- ------------------------------------------- ------------- -----------------
Roger G. Ibbotson     Director  Since 1981   Professor in Practice of Finance, Yale      96
Yale School of                              School of Management (since 1984).          portfolios
Management                                  Director, BIRR Portfolio Analysis, Inc.     in 4
P.O. Box 208200                             (software products) (since 1990).           investment
New Haven, CT                               Consultant to Morningstar, Inc. (since      companies
06520-8200                                  2006). Chairman, CIO and Partner, Zebra
Age: 65                                     Capital Management, LLC (hedge fund
                                            manager) (since 2001). Formerly,
                                            Chairman, Ibbotson Associates, Inc.,
                                            Chicago, IL (software, data, publishing
                                            and consulting) (1977 - 2006).
--------------------- --------- ----------- ------------------------------------------- ------------- -----------------
Robert C. Merton      Director  Since 2003   John and Natty McArthur University          96            Director,
Harvard Business                            Professor, Graduate School of Business      portfolios    Vical
School                                      Administration, Harvard University (since   in 4          Incorporated
353 Baker Library                           1998). George Fisher Baker Professor of     investment    (biopharmaceutical
Soldiers Field                              Business Administration, Graduate School    companies     product
Boston, MA 02163                            of Business Administration, Harvard                       development)
Age: 64                                     University (1988-1998). Co-founder, Chief                 (since 2002).
                                            Science Officer and Director, Trinsum
                                            Group, a successor to Integrated Finance
                                            Limited (investment banking advice and
                                            strategic consulting) (since 2002).
                                            Director, MFRisk, Inc. (risk management
                                            software) (since 2001). Director,
                                            Peninsula Banking Group (bank) (since
                                            2003). Director, Community First
                                            Financial Group (bank holding company)
                                            (since 2003). Advisory Board Member,
                                            Alpha Simplex Group (hedge fund)
                                            (2001-2007). Member Competitive Markets
                                            Advisory Council, Chicago Mercantile
                                            Exchange (futures trading exchange)
                                            (since 2004). Formerly, Advisory Board
                                            Member, NuServe (insurance software)
                                            (2001-2003).
--------------------- --------- ----------- ------------------------------------------- ------------- -----------------

                                       11

--------------------- --------- ----------- ------------------------------------------- ------------- -----------------
Myron S. Scholes      Director  Since 1981   Frank E. Buck Professor Emeritus of         96            Director,
Platinum Grove                              Finance, Stanford University (since         portfolios    American
Asset Management,                           1981). Chairman, Platinum Grove Asset       in 4          Century Fund
L.P.                                        Management L.P. (hedge fund) (formerly,     investment    Complex
Reckson Executive                           Oak Hill Platinum Partners) (since 1999).   companies     (registered
Park                                        Formerly, Managing Partner, Oak Hill                      investment
1100 King Street                            Capital Management (private equity firm)                  companies) (37
Building 4                                  (until 2004). Director, Chicago                           Portfolios)
Rye Brook, NY 10573                         Mercantile Exchange (since 2001).                         (since 1981);
Age: 67                                                                                               and Director,
                                                                                                      Chicago
                                                                                                      Mercantile
                                                                                                      Exchange
                                                                                                      Holdings Inc.
                                                                                                      (since 2000).
--------------------- --------- ----------- ------------------------------------------- ------------- -----------------
Abbie J. Smith        Director  Since 2000   Boris and Irene Stern Professor of          96            Director, HNI
Graduate School of                          Accounting, Graduate School of Business,    portfolios    Corporation
Business,                                   University of Chicago (since 1980).         in 4          (formerly known
University of                               Formerly, Marvin Bower Fellow, Harvard      investment    as HON
Chicago                                     Business School (2001-2002).                companies     Industries
5807 S. Woodlawn                                                                                      Inc.) (office
Avenue                                                                                                furniture)
Chicago, IL 60637                                                                                     (since 2000)
Age: 55                                                                                               and Director,
                                                                                                      Ryder System
                                                                                                      Inc.
                                                                                                      (transportation,
                                                                                                      logistics and
                                                                                                      supply-chain
                                                                                                      management)
                                                                                                      (since 2003).
--------------------- --------- ----------- ------------------------------------------- ------------- -----------------

Interested Directors

     The following  Interested  Directors are described as such because they are deemed to be  "interested  persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.

----------------- ----------- ---------- -------------------------------------------- ------------ -------------------
 Name, Address     Position    Term of    Principal Occupation During Past 5 Years      Portfolios    Other
     and Age                   Office(1)                                                within the    Directorships
                               and                                                      DFA Fund      of Public
                               Length of                                                Complex(2)    Companies Held
                               Service                                                  Overseen
----------------- ----------- ---------- -------------------------------------------- ------------ -------------------
David G. Booth    Chairman,     Since    Chairman, Director/Trustee, President,       96
1299 Ocean        Director,     1981     Chief Executive Officer and, formerly,       portfolios
Avenue            President              Chief Investment Officer (2003 to            in 4
Santa Monica,     and Chief              3/30/2007) of the following companies:       investment
CA 90401          Executive              Dimensional Fund Advisors LP, DFA            companies
Age: 61            Officer               Securities Inc., Dimensional Emerging
                                         Markets Value Fund Inc., the Fund,
                                         Dimensional Investment Group Inc. and
                                         DFAITC. Chairman, Director, President and
                                         Chief Executive Officer of Dimensional
                                         Holdings Inc. Director of Dimensional Fund
                                         Advisors Ltd. and formerly, Chief
                                         Investment Officer. Director and formerly,
                                         Chief Investment Officer, of DFA Australia
                                         Limited. Director of Dimensional Funds PLC
                                         and Dimensional Funds II PLC. Limited
                                         Partner, Oak Hill Partners and VSC
                                         Investors, LLC. Director, University of
                                         Chicago Business School. Formerly,
                                         Director, SA Funds (registered investment
                                         company). Chairman, Director and Chief
                                         Executive Officer of Dimensional Fund
                                         Advisors Canada Inc. Formerly, Director of
                                         Assante Corporation (investment
                                         management).
----------------- ----------- ---------- -------------------------------------------- ------------ -------------------

                                       12

----------------- ----------- ---------- -------------------------------------------- ------------ -------------------
 Name, Address     Position    Term of    Principal Occupation During Past 5 Years      Portfolios    Other
     and Age                   Office(1)                                                within the    Directorships
                               and                                                      DFA Fund      of Public
                               Length of                                                Complex(2)    Companies Held
                               Service                                                  Overseen
----------------- ----------- ---------- -------------------------------------------- ------------ -------------------
Rex A.             Director   Since      Director/Trustee (and prior to 2006,         96
Sinquefield                     1981     Chairman, and prior to 2003, Chief           portfolios
The Show Me                              Investment Officer) of the following         in 4
Institute                                companies:  Dimensional Fund Advisors LP,    investment
7777 Bonhomme                            Dimensional Emerging Markets Value Fund      companies
Ave., Suite 2150                         Inc., the Fund, Dimensional Investment
Clayton, MO                              Group Inc. andDFAITC. Director of
63105                                    Dimensional Holdings Inc. Prior to 2006,
Age: 63                                  Director (and prior to 2003, Chief
                                         Investment Officer) of DFA Australia
                                         Limited and DFA Securities Inc. Prior to
                                         2006, Director of Dimensional Fund
                                         Advisors Ltd., Dimensional Funds PLC and
                                         Dimensional Fund Advisors Canada Inc.
                                         Trustee and Member of Investment
                                         Committee, St. Louis University (since
                                         2003). Life Trustee and Member of
                                         Investment Committee, DePaul University.
                                         Director, The German St. Vincent Orphan
                                         Home. Member of Investment Committee,
                                         Archdiocese of St. Louis. Trustee and
                                         Member of Investment Committee, St. Louis
                                         Art Museum (since 2005). President and
                                         Director, The Show Me Institute (public
                                         policy research) (since 2006). Trustee,
                                         St. Louis Symphony Orchestra (since 2005).
                                         Trustee, Missouri Botanical Garden (since
                                         2005).
----------------- ----------- ---------- -------------------------------------------- ------------ -------------------

(1)  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is elected and qualified.

(2)  Each  Director  is a director  or  trustee  of each of the four  registered investment companies within the DFA Fund Complex,  which include: the Fund;
     Dimensional Investment Group Inc.; DFAITC; and Dimensional Emerging Markets
     Value Fund Inc. Each Disinterested  Director also serves on the Independent
     Review Committee of the Dimensional  Funds,  mutual funds registered in the provinces of Canada and managed by Dimensional  Fund Advisors  Canada Inc., an affiliate of the Advisor.

     Information  relating to each Director's ownership (including the ownership of  his  or her  immediate  family)  in  the  Portfolio  and  in all  registered investment  companies in the DFA Fund  Complex as of December  31, 2007,  is set
forth in the chart below. Because the Portfolio has not yet commenced operations prior  to the date of this  SAI,  the  Directors  do not own any  shares  of the
Portfolio.

---------------------------------------- -------------------------------------- ------------------------------------
                 Name                               Dollar Range of              Aggregate Dollar Range of Shares
                                                  Portfolio Shares Owned          Owned in All Funds Overseen by
                                                                                 Director in Family of Investment
                                                                                            Companies
---------------------------------------- -------------------------------------- ------------------------------------
Disinterested Directors:
---------------------------------------- -------------------------------------- ------------------------------------
George M. Constantinides                                 None                                  None
---------------------------------------- -------------------------------------- ------------------------------------
John P. Gould                                            None                                  None
---------------------------------------- -------------------------------------- ------------------------------------
Roger G. Ibbotson                                        None                              Over $100,000
---------------------------------------- -------------------------------------- ------------------------------------
Robert C. Merton                                         None                                  None
---------------------------------------- -------------------------------------- ------------------------------------
Myron S. Scholes                                         None                             $50,001-100,000
---------------------------------------- -------------------------------------- ------------------------------------
Abbie J. Smith                                           None                                  None
---------------------------------------- -------------------------------------- ------------------------------------
Interested Directors:
---------------------------------------- -------------------------------------- ------------------------------------
David G. Booth                                           None                              Over $100,000
---------------------------------------- -------------------------------------- ------------------------------------
Rex A. Sinquefield                                       None                              Over $100,000
---------------------------------------- -------------------------------------- ------------------------------------

     Set forth below is a table listing,  for each Director  entitled to receive compensation,  the  compensation  received  from the Fund during the fiscal year ended  October  31,  2008  and the  total  compensation  received  from all four registered  investment  companies  for which the  Advisor  served as  investment advisor during that same fiscal

                                       13

year.  The table also provides the  compensation  paid by the Fund to the Fund's
Chief Compliance Officer for the fiscal year ended October 31, 2008.

Name and Position                  Aggregate           Pension or         Estimated Annual           Total
                                  Compensation         Retirement          Benefits upon          Compensation
                                 from the Fund*     Benefits as Part        Retirement           from the Fund
                                                        of Fund                                   and DFA Fund
                                                        Expenses                                  Complex Paid
                                                                                                  to Directors+
--------------------------------------------------------------------------------------------------------------------
George M. Constantinides...         $______                N/A                   N/A                  $______
   Director
John P. Gould..............         $______                N/A                   N/A                  $______
   Director
Roger G. Ibbotson..........         $______                N/A                   N/A                  $______
   Director
Robert C. Merton...........         $______                N/A                   N/A                  $______
   Director
Myron S. Scholes...........         $______                N/A                   N/A                  $______
   Director
Abbie J. Smith.............         $______                N/A                   N/A                  $______
   Director
Christopher S. Crossan......        $______                N/A                   N/A                   N/A
   Chief Compliance Officer

+    The  term  DFA  Fund  Complex  refers  to the  four  registered  investment companies  for  which  the  Advisor  performs  advisory  or  administrative
     services   and  for   which  the   individuals   listed   above   serve  as
     directors/trustees on the Boards of Directors/Trustees of such companies.

*    Under a deferred  compensation  plan (the "Plan") adopted effective January
     1, 2002, the  disinterested  Directors of the Fund may defer receipt of all or a portion of the  compensation for serving as members of the four Boards of  Directors/Trustees  of the investment companies in the DFA Fund Complex
     (the "DFA Funds").  Amounts  deferred  under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the "Reference  Funds").  The amounts ultimately received by the  disinterested  Directors under the Plan will be directly linked to the investment  performance  of  the  Reference  Funds.  Deferral  of  fees  in accordance with the Plan will have a negligible  effect on a fund's assets, liabilities,  and net  income per  share,  and will not  obligate a fund to retain the services of any disinterested  Director or to pay any particular level of compensation to the  disinterested  Director.  The total amount of deferred  compensation accrued by the disinterested  Directors from the DFA
     Fund  Complex  who  participated  in the Plan  during the fiscal year ended
     October  31, 2008 is as  follows:  $______  (Mr.  Ibbotson);  $______  (Mr.
     Scholes);  and $______ (Ms.  Smith).  A disinterested  Director's  deferred compensation will be distributed at the earlier of: (a) January in the year
     after  the  disinterested   Director's   resignation  from  the  Boards  of
     Directors/Trustees  of the DFA Funds,  or death or disability,  or (b) five years  following the first deferral,  in such amounts as the  disinterested
     Director has specified.  The  obligations of the DFA Funds to make payments under the Plan will be  unsecured  general  obligations  of the DFA  Funds, payable out of the general assets and property of the DFA Funds.

Officers

     Below is the name, age,  information  regarding positions with the Fund and the  principal  occupation  for each  officer of the Fund.  The  address of each officer is 1299 Ocean  Avenue,  Santa  Monica,  CA 90401.  Each of the  officers listed below holds the same office (except as otherwise  noted) in the following
entities:   Dimensional  Fund  Advisors  LP,  Dimensional   Holdings  Inc.,  DFA
Securities  Inc.,  the Fund,  Dimensional  Investment  Group Inc.,  DFAITC,  and
Dimensional Emerging Markets Value Fund Inc. (collectively, the "DFA Entities").

                                       14

------------------------------ ---------------------- ---------- -----------------------------------------------------
                                                      Term of
                                                      Office(1)
                                                      and
                                                      Length
                                                      of
        Name and Age                 Position          Service         Principal Occupation During Past 5 Years
------------------------------ ---------------------- ---------- -----------------------------------------------------
April Aandal                   Vice President         Since      Vice President of all the DFA Entities.
Age: 35                                               2008
------------------------------ ---------------------- ---------- -----------------------------------------------------
Darryl D. Avery                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 41                                               2005       institutional client service representative of
                                                                 Dimensional Fund Advisors LP (June 2002 to January
                                                                 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Arthur H. Barlow               Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 52                                               1993       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Scott A. Bosworth              Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 39                                               2007       Director of Dimensional Fund Advisors LP (since
                                                                 November 1997).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Valerie A. Brown               Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 41                        Assistant Secretary    2001       DFA Entities, DFA Australia Limited, Dimensional
                                                                 Fund Advisors Ltd., and Dimensional Fund Advisors
                                                                 Canada Inc.
------------------------------ ---------------------- ---------- -----------------------------------------------------
David P. Butler                Vice President         Since      Vice President of all the DFA Entities. Director of
Age: 44                                               2007       US Financial Services of Dimensional Fund Advisors
                                                                 LP (since January 2005). Formerly, Regional
                                                                 Director of Dimensional Fund Advisors LP (January
                                                                 1995 to January 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Patrick Carter                 Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 46                                               2007       Director of Dimensional Fund Advisors LP (since
                                                                 March 2006). Formerly, Director of Merrill Lynch
                                                                 Retirement Group (December 1998 to March 2006).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Stephen A. Clark               Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 36                                               2004       Portfolio Manager of Dimensional Fund Advisors LP
                                                                 (April 2001 to April 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert P. Cornell              Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 59                                               2007       Director of Financial Services Group of Dimensional
                                                                 Fund Advisors LP (since August 1993).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christopher S. Crossan         Vice President and     Since      Vice President and Chief Compliance Officer of all
Age: 42                        Chief Compliance       2004       the DFA Entities. Formerly, Senior Compliance
                               Officer                           Officer of INVESCO Institutional, Inc. and its
                                                                 affiliates (August 2000 to January 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
James L. Davis                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 51                                               1999       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert T. Deere                Vice President         Since      Vice President of all the DFA Entities and DFA
Age: 50                                               1994       Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert W. Dintzner             Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 38                                               2001       April 2001, marketing supervisor and marketing
                                                                 coordinator for Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kenneth Elmgren                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 54                                               2007       Managing Principal of Beverly Capital (May 2004 to
                                                                 September 2006); Principal of Wydown Capital
                                                                 (September 2001 to May 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Richard A. Eustice             Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 43                        Assistant Secretary    1998       DFA Entities and DFA Australia Limited. Formerly,
                                                                 Vice President of Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eugene F. Fama, Jr.            Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 47                                               1993       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Gretchen A. Flicker            Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 37                                               2004       April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Jed S. Fogdall                 Vice President         Since      Vice President of all the DFA Entities. Portfolio
Age: 34                                               2008       Manager for Dimensional Fund Advisors LP (since
                                                                 September 2004). Prior to September 2004, Staff
                                                                 Engineer at The Boeing Company (1997-2004);
                                                                 Graduate Student at the University of California,
                                                                 Los Angeles (2000-2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Glenn S. Freed                 Vice President         Since      Vice President of all the DFA Entities.
Age: 46                                               2001
------------------------------ ---------------------- ---------- -----------------------------------------------------
Mark R. Gochnour               Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 41                                               2007       Director of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Henry F. Gray                  Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 40                                               2000       July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors LP. Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------

                                       15

------------------------------ ---------------------- ---------- ----------------------------------------------------
John T. Gray                   Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 34                                               2007       Regional Director of Dimensional Fund Advisors LP
                                                                 (January 2005 to February 2007).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Darla Hastings                 Vice President         Since      Vice President of all the DFA Entities. Chief
Age: 53                                               2007       Marketing Officer of Dimensional Fund Advisors LP.
                                                                 Formerly, Senior Vice President, Customer
                                                                 Experience for Benchmark Assisted Living (May 2005
                                                                 to April 2006); Executive Vice President and Chief
                                                                 Marketing Officer of State Street Corporation
                                                                 (September 2001 to October 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Joel H. Hefner                 Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 40                                               2007       Director of Dimensional Fund Advisors LP (since
                                                                 June 1998).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Julie C. Henderson             Vice President and     Since      Vice President and Fund Controller of all the DFA
Age: 34                        Fund Controller        2005       Entities. Formerly, Senior Manager at
                                                                 PricewaterhouseCoopers LLP (July 1996 to April
                                                                 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kevin B. Hight                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 40                                               2005       Regional Director of Dimensional Fund Advisors LP
                                                                 (March 2003 to March 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christine W. Ho                Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 40                                               2004       April 2004, Assistant Controller of Dimensional
                                                                 Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Jeff J. Jeon                   Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 34                                               2004       April 2004, Counsel of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------

Patrick M. Keating             Vice President         Since      Vice President of all the DFA Entities and Chief
Age: 53                                               2003       Operating Officer of Dimensional Fund Advisors LP.
                                                                 Director, Vice President, and Chief Privacy Officer
                                                                 of Dimensional Fund Advisors Canada Inc. Director
                                                                 of DFA Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Joseph F. Kolerich             Vice President         Since      Vice President of all the DFA Entities. Portfolio
Age: 36                                               2004       Manager for Dimensional Fund Advisors LP (since
                                                                 April 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Michael F. Lane                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 41                                               2004       Vice President of Advisor Services at TIAA-CREF
                                                                 (July 2001 to September 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kristina M. LaRusso            Vice President         Since      Vice President of all DFA Entities. Formerly,
Age: 33                                               2006       Operations Supervisor of Dimensional Fund Advisors
                                                                 LP (March 2003 to December 2006).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Inmoo Lee                      Vice President         Since      Vice President of all DFA Entities. Associate
Age: 42                                               2007       Professor, Department of Finance and Accounting,
                                                                 Business School, National University of Singapore
                                                                 (7/2004 - present) Associate Professor, College of
                                                                 Business Administration, Korea University (9/2001 -
                                                                 5/2006).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Juliet H. Lee                  Vice President         Since      Vice President of all the DFA Entities. Human
Age: 37                                               2005       Resources Manager of Dimensional Fund Advisors LP
                                                                 (since January 2004). Formerly, Assistant Vice
                                                                 President for Metropolitan West Asset Management
                                                                 LLC (February 2001 to December 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Aaron M. Marcus                Vice President and     Since      Vice President and Head of Global Human Resources
Age: 38                        Head of Global Human   2008       of Dimensional Fund Advisors LP. Formerly, Global
                               Resources                         Head of Recruiting and Vice President of Goldman
                                                                 Sachs & Co. (June 2006 to January 2008); Global
                                                                 Co-Head of HR of the Equities & FICC Division, and
                                                                 Vice President of Goldman Sachs & Co. (May 2005 to
                                                                 May 2006); Head of Americas Campus Recruiting and
                                                                 Vice President of Goldman Sachs & Co. (April 2003
                                                                 to May 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David R. Martin                Vice President,        Since      Vice President, Chief Financial Officer and
Age: 51                        Chief Financial        2007       Treasurer of Dimensional Fund Advisors LP.
                               Officer and Treasurer             Director, Vice President, Chief Financial Officer
                                                                 and Treasurer of Dimensional Fund Advisors Ltd. and
                                                                 DFA Australia Limited. Chief Financial Officer,
                                                                 Treasurer, and Vice President of Dimensional Fund
                                                                 Advisors Canada Inc. Director of Dimensional Funds
                                                                 PLC and Dimensional Funds II PLC. Formerly,
                                                                 Executive Vice President and Chief Financial
                                                                 Officer of Janus Capital Group Inc. (June 2005 to
                                                                 March 2007); Senior Vice President of Finance at
                                                                 Charles Schwab & Co., Inc. (March 1999 to May 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------

                                       16

------------------------------ ---------------------- ---------- -----------------------------------------------------
Catherine L. Newell            Vice President and     Vice       Vice President and Secretary of all the DFA
Age: 44                        Secretary              President  Entities. Director, Vice President and Secretary of
                                                      since      DFA Australia Limited. Director, Vice President and
                                                      1997 and   Secretary of Dimensional Fund Advisors Ltd. (since
                                                      Secretary  February 2002, April 1997, and May 2002,
                                                      since      respectively). Vice President and Secretary of
                                                      2000       Dimensional Fund Advisors Canada Inc. Director of
                                                                 Dimensional Funds PLC and Dimensional Funds II PLC
                                                                 (since 2002 and 2006, respectively). Formerly,
                                                                 Assistant Secretary of all DFA Entities and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Gerard K. O'Reilly             Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 31                                               2007       Research Associate of Dimensional Fund Advisors LP
                                                                 (2004 to 2006); Research Assistant in PhD program,
                                                                 Aeronautics Department California Institute of
                                                                 Technology (1998 to 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carmen Palafox                 Vice President         Since      Vice President of all the DFA Entities. Operations
Age: 34                                               2006       Manager of Dimensional Fund Advisors LP (since May
                                                                 1996).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Sonya K. Park                  Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 36                                               2005       Institutional client service representative of
                                                                 Dimensional Fund Advisors LP (February 2002 to
                                                                 January 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David A. Plecha                Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 46                                               1993       Australia Limited and Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Ted Randall                    Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 35                                               2008       Research Associate of Dimensional Fund Advisors LP
                                                                 (2006 to 2008); Systems Developer of Dimensional
                                                                 Fund Advisors LP (2001 to 2006).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eduardo A. Repetto             Vice President and     Vice       Chief Investment Officer (beginning March 2007) and
Age: 41                        Chief Investment       President  Vice President of all the DFA Entities, DFA
                               Officer                since      Australia Limited and Dimensional Fund Advisors
                                                      2002 and   Canada Inc. Formerly, Research Associate for
                                                      Chief      Dimensional Fund Advisors LP (June 2000 to April
                                                      Investment 2002).
                                                      Officer
                                                      since
                                                      2007
------------------------------ ---------------------- ---------- -----------------------------------------------------
L. Jacobo Rodriguez            Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 37                                               2005       Institutional client service representative of
                                                                 Dimensional Fund Advisors LP (August 2004 to July
                                                                 2005); Financial Services Analyst, Cato Institute
                                                                 (September 2001 to June 2004); Book Review Editor,
                                                                 Cato Journal, Cato Institute (May 1996 to June
                                                                 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David E. Schneider             Vice President         Since      Vice President of all the DFA Entities. Director of
Age: 62                                               2001       Institutional Services.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Ted R. Simpson                 Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 40                                               2007       Director of Dimensional Fund Advisors (since
                                                                 December 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Bryce D. Skaff                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 33                                               2007       Regional Director of Dimensional Fund Advisors
                                                                 (December 1999 to January 2007).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Grady M. Smith                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 52                                               2004       Portfolio Manager of Dimensional Fund Advisors LP
                                                                 (August 2001 to April 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carl G. Snyder                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 44                                               2000       Vice President of DFA Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Lawrence R. Spieth             Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 60                                               2004       April 2004, Regional Director of Dimensional Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Bradley G. Steiman             Vice President         Since      Vice President of all the DFA Entities and Director
Age: 35                                               2004       and Vice President of Dimensional Fund Advisors
                                                                 Canada Inc.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Karen E. Umland                Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 42                                               1997       Australia Limited, Dimensional Fund Advisors Ltd.,
                                                                 and Dimensional Fund Advisors Canada Inc.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carol W. Wardlaw               Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 50                                               2004       April 2004, Regional Director of Dimensional Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Weston J. Wellington           Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 57                                               1997       Vice President of DFA Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------

                                       17

------------------------------ ---------------------- ---------- -----------------------------------------------------
Daniel M. Wheeler              Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 63                                               2001       2001 and currently, Director of Global Financial
                                                                 Advisor Services of Dimensional Fund Advisors LP.
                                                                 Director of Dimensional Fund Advisors Ltd. (since
                                                                 October 2003) and President of Dimensional Fund
                                                                 Advisors Canada Inc. (since June 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
W. Ryan Wiley                  Vice President         Since      Vice President of all the DFA Entities. Senior
Age: 32                                               2007       Trader of Dimensional Fund Advisors LP. Formerly,
                                                                 Portfolio Manager (2006 to 2007) and Trader (2001
                                                                 to 2006).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Paul E. Wise                   Vice President         Since      Vice President of all the DFA Entities. Chief
Age: 53                                               2005       Technology Officer for Dimensional Fund Advisors LP
                                                                 (since 2004). Formerly, Principal of Turnbuckle
                                                                 Management Group (January 2002 to August 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------

(1)  Each  officer  holds office for an  indefinite  term at the pleasure of the
     Board of Directors and until his or her successor is elected and qualified.

     Because the  Portfolio  has not been offered prior to the date of this SAI,
Directors and officers as a group own less than 1% of the outstanding  shares of the Portfolio.

                              SERVICES TO THE FUND

Administrative Services

     PNC Global Investment Servicing (formerly,  PFPC, Inc.) ("PNC Global"), 301
Bellevue  Parkway,  Wilmington,  DE 19809,  serves as the  accounting  services, dividend  disbursing,  and transfer  agent for the Portfolio and the  Underlying
Funds. PFPC Inc. ("PFPC"), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the  accounting  services,  dividend  disbursing  and  transfer  agent  for  the
Portfolios.  The services  provided by PNC Global are subject to  supervision by the  executive  officers  and the  Board of  Directors  of the Fund and  include day-to-day  keeping  and  maintenance  of certain  records,  calculation  of the offering  price  of  the  shares,  preparation  of  reports,  liaison  with  its custodian,  and  transfer  and  dividend  disbursing  agency  services.  For the administrative  and accounting  services provided by PNC Global,  the Underlying
Funds pay PNC Global  annual  fees that are  calculated  daily and paid  monthly according to a fee  schedule  based on the  aggregate  average net assets in the
Fund Complex,  which includes four registered  investment  companies and a group trust. The fee schedule is set forth in the table below:

    .0110% of the Fund Complex's first $50 billion of average net assets;
    .0085% of the Fund Complex's next $25 billion of average net assets; and
    .0075% of the Fund Complex's average net assets in excess of $75 billion.

The fees charged to an  Underlying  Fund under the fee schedule are allocated to each such Underlying Fund based on the Underlying Fund's pro-rata portion of the aggregate average net assets of the Fund Complex.

     The Portfolio is subject to a monthly fee of $1,000.  The Underlying  Funds are also subject to certain monthly base fees.  Each Domestic Equity  Underlying
Fund is subject to a monthly base fee of $1,666 and each International Equity or
Fixed Income Underlying Fund is subject to a monthly base fee of $2,038.

     The  Portfolio  and  Underlying  Funds also pay separate fees to PNC Global with respect to the services PNC Global  provides as transfer agent and dividend disbursing agent.

                                       18

Shareholder Services

     On behalf of the Portfolio,  the Fund will enter into agreements with third
parties   to   provide   administrative    services,    shareholder   servicing,
recordkeeping,   account  maintenance  and  other  services  to  investors.  For shareholder  servicing,  the  Fund  will pay to such  third  parties  an  amount calculated  at an  annual  rate of 0.10% of the  Portfolio's  average  daily net assets.

Custodian

     PFPC Trust Company, 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the custodian for the Portfolio.

Distributor

     The Fund's  shares are  distributed  by DFA  Securities  Inc.  ("DFAS"),  a wholly-owned  subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer  under the Securities  Exchange Act of 1934 and is a member of the
National Association of Securities Dealers,  Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

     DFAS acts as an agent of the Fund by serving as the  principal  underwriter of the Fund's shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best  efforts  to seek or  arrange  for the sale of shares of the Fund, which are  continuously  offered.  No sales charges are paid by investors or the
Fund.  No  compensation  is paid by the  Fund to  DFAS  under  the  Distribution
Agreement.

Legal Counsel

     Stradley,  Ronon,  Stevens & Young, LLP serves as legal counsel to the Fund
and  DFAITC.  Its  address  is  2600  One  Commerce  Square,  Philadelphia,   PA
19103-7098.

Independent Registered Public Accounting Firm

     PricewaterhouseCoopers  LLP ("PwC") is the  independent  registered  public accounting  firm  for the  Fund and  DFAITC  and  audits  the  annual  financial statements of the Portfolio and Underlying Funds.  PwC's address is Two Commerce
Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield,  as directors and/or officers of the
Advisor and  shareholders  of the  outstanding  stock of the  Advisor's  general partner,  may be deemed controlling persons of the Advisor.  For the services it provides as investment  advisor to the Portfolio,  the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. As of the date of this  SAI,  the  Portfolio  has not  yet  commenced  operations,  so the
Portfolio has not paid any management fees.

     Pursuant  to  a  Fee  Waiver  and  Expense  Assumption  Agreement  for  the
Portfolio,  the Advisor  has agreed to waive all or a portion of its  management fee and to assume the  expenses  of the  Portfolio  (including  the  Shareholder
Services  Fees and the expenses that the  Portfolio  bears as a shareholder  the
Underlying   Funds,  but  excluding  the  expenses  that  the  Portfolio  incurs
indirectly  through  its  investment  in  unaffiliated   investment   companies)
("Portfolio  Expenses") to the extent necessary to limit the Portfolio  Expenses of the Portfolio to 0.45% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's  Expense  Limitation  Amount, the
Advisor retains the right to seek  reimbursement  for any fees previously waived and/or expenses  previously  assumed to the extent that such  reimbursement will
not  cause  the  Portfolio's   annualized   Portfolio  Expenses  to  exceed  the
Portfolio's  Expense  Limitation  Amount.  The  Portfolio  is not  obligated  to reimburse the Advisor for fees previously waived or expenses  previously assumed
by  the  Advisor  more  than   thirty-six   months   before  the  date  of  such
reimbursement.  The Fee

                                       19

Waiver and  Expense  Assumption  Agreement  will remain in effect for an initial period until March 1, 2010,  and then shall continue in effect from year to year for one-year periods thereafter unless terminated by the Advisor.

     As  a  shareholder  of  the  Underlying   Funds,  the  Portfolio  pays  its
proportionate share of the management fees paid to the Advisor by the Underlying
Funds.

                               PORTFOLIO MANAGERS

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment decisions regarding the Portfolio,  including running  buy and  sell  programs  based  on the  parameters  established  by the
Investment  Committee.  Stephen A.  Clark and Robert T. Deere are the  portfolio managers  that  coordinates  the efforts of all other  portfolio  managers  with respect to the day-to-day management of the Portfolio. Because the Portfolio had not commenced  operations prior to the date of this SAI, Mr. Clark and Mr. Deere do not own any shares of the Portfolio.

Description of Compensation Structure

     Portfolio  managers  receive a base  salary  and bonus.  Compensation  of a portfolio manager is determined at the discretion of the Advisor and is based on a  portfolio  manager's  experience,  responsibilities,  the  perception  of the quality  of  his  or  her  work  efforts,  and  other  subjective  factors.  The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that the portfolio  managers manage. The Advisor reviews  the  compensation  of each  portfolio  manager  annually  and may  make modifications in compensation as its  Compensation  Committee deems necessary to reflect changes in the market. Each portfolio manager's compensation consists of the following:

o    Base salary.  Each  portfolio  manager is paid a base  salary.  The Advisor considers the factors described above to determine each portfolio manager's base salary.

o    Semi-Annual  Bonus. Each portfolio manager may receive a semi-annual bonus.
     The  amount of the bonus paid to each  portfolio  manager is based upon the factors described above.

     Portfolio  managers may be awarded the right to purchase  restricted shares of the stock of the Advisor's general partner as determined from time to time by the Board of Directors of the Advisor or its delegates.  Portfolio managers also participate  in  benefit  and  retirement  plans  and other  programs  available generally to all employees.

Other Managed Accounts

     In addition to the Portfolio, the portfolio managers manage: (i) other U.S.
registered  investment  companies  advised or sub-advised  by the Advisor;  (ii)
other pooled investment  vehicles that are not U.S. registered mutual funds; and
(iii) other accounts managed for  organizations  and individuals.  The following table  sets  forth  information  regarding  the  total  accounts  for  which the
portfolio  managers  have  the  primary   responsibility  for  coordinating  the
day-to-day management responsibilities:

                                       20

Name of Portfolio Manager                         Number of Accounts Managed and Total
                                               Assets by Category As of October 31, 2008
---------------------------------- -------------------------------------------------------------------------
 Stephen A. Clark                  o   U.S.  registered  mutual  funds with $___  million  in total  assets under management.

                                   o   unregistered  pooled  investment  vehicles  with  $____  million in total  assets under  management.  Out of these  unregistered  pooled investment vehicles,  __ client with an investment of $__ million in an unregistered  pooled investment vehicle pays a  performance-based advisory fee.

                                   o   other accounts with $____ million in total assets under
                                       management.
---------------------------------- -------------------------------------------------------------------------
 Robert T. Deere                   o   U.S.  registered  mutual  funds with $____  million in total assets under management.

                                   o   unregistered  pooled investment vehicles with $___ million in total
                                       assets  under   management.   Out  of  these   unregistered   pooled
                                       investment  vehicles,  __ client with an  investment of $___ million
                                       in   an   unregistered    pooled    investment    vehicle   pays   a
                                       performance-based advisory fee.

                                   o   other   accounts   with  $_____   million  in  total  assets  under
                                       management.
---------------------------------- -------------------------------------------------------------------------

Potential Conflicts of Interest

     Actual or apparent conflicts of interest may arise when a portfolio manager has the  primary  day-to-day  responsibilities  with  respect  to more  than one portfolio and other accounts.  Other accounts  include  registered  mutual funds
(other than the Portfolio),  other unregistered pooled investment vehicles,  and other  accounts  managed for  organizations  and  individuals  ("Accounts").  An
Account  may  have  a  similar  investment  objective  to  the  Portfolio  or an
Underlying Fund, or may purchase,  sell, or hold securities that are eligible to be purchased,  sold, or held by the Portfolio or an Underlying  Fund.  Actual or apparent conflicts of interest include:

o    Time Management.  The management of multiple portfolios and/or Accounts may result in a portfolio  manager  devoting  unequal time and attention to the management of each portfolio  and/or  Account.  The Advisor seeks to manage such competing  interests for the time and attention of portfolio  managers by having portfolio managers focus on a particular  investment  discipline.
     Most  Accounts  managed by a portfolio  manager are managed  using the same investment  models that are used in connection  with the  management of the portfolios.

o    Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However,  positions in the same  security may vary and the length of time that any portfolio or
     Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager  identifies a limited  investment  opportunity that may be suitable for more than one  portfolio  or Account,  a portfolio may not be  able  to take  full  advantage  of that  opportunity  due to an allocation of filled purchase or sale orders across all eligible portfolios and  Accounts.  To deal with these  situations,  the  Advisor  has  adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.

                                       21

o    Broker  Selection.   With  respect  to  securities   transactions  for  the
     portfolios,  the Advisor  determines  which  broker to use to execute  each order,  consistent  with the Advisor's  duty to seek best  execution of the transaction.  However,  with respect to certain  Accounts (such as separate accounts),  the Advisor  may be limited by the client  with  respect to the selection  of  brokers  or may be  instructed  to direct  trades  through a particular  broker. In these cases, the Advisor or its affiliates may place separate,  non-simultaneous,  transactions  for  a  portfolio  and  another
     Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

o    Performance-Based  Fees. For some Accounts,  the Advisor may be compensated based on the profitability of the Account,  such as by a  performance-based management  fee.  These  incentive  compensation  structures  may  create a conflict of  interest  for the  Advisor  with regard to Accounts  where the
     Advisor is paid  based on a  percentage  of assets  because  the  portfolio manager may have an incentive to allocate securities  preferentially to the
     Accounts where the Advisor might share in investment gains.

o    Investment  in an Account.  A portfolio  manager or his/her  relatives  may invest in an Account  that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to the  Portfolio  or  other  Accounts  for  which  he or  she  has  portfolio management responsibilities.

     The Advisor and the Fund have adopted  certain  compliance  procedures that are reasonably designed to address these types of conflicts.  However,  there is no guarantee that such  procedures will detect each and every situation in which a conflict arises.

                               GENERAL INFORMATION

     The Fund was  incorporated  under Maryland law on June 15, 1981. Until June
1983,  DFAIDG was named DFA Small  Company Fund Inc.  DFAITC was  organized as a
Delaware  statutory  trust (a form of entity formerly known as a business trust)
on October 27, 1992.  DFAITC offers  shares of its series only to  institutional investors in private offerings.

     Pursuant to an exemptive  order from the SEC,  shares of the Portfolios may be sold to registered  separate accounts of various insurance companies offering variable annuity and variable life products.  At present, the Board of Directors of the Fund does not foresee any  disadvantage  arising  from the fact that each
Portfolio  may offer its  shares  to  separate  accounts  of  various  insurance companies  to  serve  as an  investment  vehicle  for  their  variable  separate accounts.  However,  a material conflict could arise between the interest of the different  participating  separate accounts. The Fund's Board of Directors would monitor events in order to identify any material  irreconcilable  conflicts that may possibly  arise and to determine  what  action,  if any,  should be taken in response to such conflicts of interest.  If such conflicts were to occur, one or more insurance  companies'  separate  accounts might be required to withdraw its investments  in one or more  Portfolios,  or shares of another  Portfolio may be substituted  by the Fund.  As a result,  a  Portfolio  might be forced to sell a portion of its  securities at a  disadvantageous  price.  In the event of such a material conflict,  the affected insurance companies agree to take any necessary steps, including removing its separate account from the Portfolio if required by law, to resolve the matter.

                                 CODE OF ETHICS

     The Fund,  DFAITC,  the  Advisor  and DFAS have  adopted a revised  Code of
Ethics,  under Rule 17j-1 of the 1940 Act,  for  certain  access  persons of the
Portfolios and Underlying  Funds.  The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios and Underlying  Funds,  and their shareholders with respect to any personal trading of securities. Under the
Code of Ethics, access persons are generally prohibited from knowingly buying or selling  securities  (except for mutual funds,  U.S.  government  securities and money market  instruments)  which are being  purchased,  sold or considered  for purchase  or sale by a  Portfolio  or  Underlying  Fund  unless  their  proposed purchases  are  approved in advance.  The Code of Ethics also  contains  certain reporting requirements and securities trading clearance procedures.

                                       22

                               SHAREHOLDER RIGHTS

     The shares of the  Portfolio,  when issued and paid for in accordance  with the  Prospectus,  will be fully paid and  non-assessable  shares.  Each share of common  stock  represents  an equal  proportional  interest  in the  assets  and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences.

     With respect to matters that require shareholder approval, shareholders are entitled to vote only with  respect to matters  that affect the  interest of the portfolio of shares that they hold,  except as otherwise  required by applicable law. If liquidation of the Fund should occur,  shareholders would be entitled to receive,  on a per class basis,  the assets of the  particular  portfolio  whose shares  they  own,  as  well  as  a  proportionate  share  of  Fund  assets  not attributable to any particular portfolio.  Ordinarily,  the Fund does not intend to hold annual meetings of  shareholders,  except as required by the 1940 Act or other  applicable  law.  The Fund's  bylaws  provide  that  special  meetings of shareholders shall be called at the written request of shareholders  entitled to cast not less than a majority of the votes  entitled to be case at such meeting.
Such meeting may be called to consider any matter,  including the removal of one or more directors.  Shareholders will receive  shareholder  communications  with respect to such matters as required by the 1940 Act,  including  semi-annual and annual financial statements of the Fund.

     With regard to an Underlying Fund of DFAITC  organized as a partnership for federal tax purposes,  if a majority shareholder of the Underlying Fund declares bankruptcy,  a  majority  in  interest  of  the  remaining  shareholders  in the
Underlying Fund must vote to approve the continuing  existence of the Underlying
Fund or the Underlying Fund will be liquidated.

                         PRINCIPAL HOLDERS OF SECURITIES

     Because the  Portfolio  had not been offered prior to the date of this SAI, no  person  beneficially  owned  5% or more  of the  outstanding  shares  of the
Portfolio as of the date of this SAI.

                        PURCHASE AND REDEMPTION OF SHARES

     The following  information  supplements  the  information  set forth in the prospectus under the caption "PURCHASE AND REDEMPTION OF SHARES."

     The Fund will accept  purchase and  redemption  orders on each day that the
New York Stock Exchange ("NYSE") is open for business, regardless of whether the
Federal Reserve System is closed.  However,  no purchases by wire may be made on any day that the Federal  Reserve  System is closed.  The Fund will generally be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through  Friday  throughout  the year  except for days closed to  recognize  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and  Christmas  Day. The
Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus  Day and  Veterans'  Day.  Orders for redemptions and purchases will not be processed if the Fund is closed.

     Management  believes that any dilutive  effect of the cost of investing the proceeds of the sale of the shares of the  Portfolio is minimal and,  therefore, the shares of the  Portfolio  are  currently  sold at net asset  value,  without
imposition  of  a  reimbursement   fee.   Reimbursement   fees  may  be  charged
prospectively  from  time  to time  based  upon  the  future  experience  of the
Portfolios. Any such charges will be described in the prospectus.

     The Fund  reserves  the  right,  in its sole  discretion,  to  suspend  the offering of shares of the  Portfolio  or reject  purchase  orders  when,  in the judgment of management,  such suspension or rejection is in the best interest of the Fund or the Portfolio.

     The Fund may suspend redemption privileges or postpone the date of payment:
(1)  during  any  period  when the NYSE is  closed,  or  trading  on the NYSE is restricted  as  determined  by the SEC,  (2) during any period when an emergency exists  as  defined  by the  rules  of the SEC as a  result  of  which it is not reasonably  practicable  for the Fund

                                       23

to dispose of  securities  owned by it, or fairly to determine  the value of its assets and (3) for such other periods as the SEC may permit.

     The Fund or its transfer agent may from time to time appoint a sub-transfer agent,  such as a broker,  for the receipt of purchase and redemption orders and funds from certain investors.  With respect to purchases and redemptions through a  sub-transfer  agent,  the Fund will be deemed to have  received a purchase or redemption  order when the  sub-transfer  agent receives the order.  Shares of a
Portfolio  will be priced at the public  offering  price next  calculated  after receipt of the purchase or redemption order by the sub-transfer agent.

                            TAXATION OF THE PORTFOLIO

     The following is a summary of some of the federal  income tax  consequences that may affect the Portfolio.  Because shares of the Portfolio are sold only to separate accounts of insurance companies,  the tax consequences  described below are generally not applicable to an owner of a variable life or variable  annuity contract.  If such contract  owner should  become  subject to tax, such contract owner should consider the tax implications of investing, and consult its own tax adviser.

Special Rules Applicable to Variable Contracts

     In order to comply with  regulations  under Section  817(h) of the Internal
Revenue Code (the "Code"),  a Portfolio is required to diversify its investments so that, on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one  investment,  no more than 70%
is  represented by any two  investments,  no more than 80% is represented by any three investments,  and no more than 90% is represented by any four investments.
Generally, all securities of the same issuer are treated as a single investment.

     The Treasury  Department  may issue future  pronouncements  addressing  the circumstances in which a variable contract owner's control of the investments of a separate  account may cause the  contract  owner,  rather  than the  insurance company,  to be treated as the owner of the assets held by the separate account.
If the contract  owner is considered the owner of the separate  account,  income and gains  produced  by those  securities  would be  included  currently  in the contract owner's gross income.  It is not known what standards will be set forth in any such  pronouncements  or when,  if at all,  these  pronouncements  may be issued.

     Reference should be made to the prospectus for the applicable  contract for more information  regarding the federal income tax consequences to an owner of a contract.

Effect of Foreign Investments

     Certain  Underlying  Funds may  invest  in  foreign  securities  and may be subject to foreign  withholding taxes on income from those securities.  This, in turn, could reduce the Portfolio's income dividends paid to shareholders.

     An Underlying Fund may invest in securities of foreign  entities that could be deemed for tax purposes to be passive foreign  investment  companies (PFICs).
In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the  production of passive  income.  When  investing in PFIC securities, an Underlying Fund intends to mark-to-market these securities and to recognize  any gains at the end of its fiscal  and excise tax years.  Deductions for  losses  are  allowable  only to the  extent of any  current  or  previously recognized  gains.  These  gains  (reduced by  allowable  losses) are treated as ordinary  income that the Portfolio is required to  distribute,  even though the
Underlying Fund has not sold the securities.  In addition, if an Underlying Fund is  unable  to  identify  an  investment  as a PFIC  and  thus  does  not make a mark-to-market  election,  the  Underlying  Fund may be subject to U.S.  federal income tax (the effect of which might be  mitigated  by making a  mark-to-market election in a year prior to the sale) on a portion of any "excess  distribution"
or gain from the  disposition  of such shares even if such income is distributed as a taxable  dividend by the Underlying  Fund to its  shareholders.  Additional charges in the nature of  interest  may be  imposed  on the  Underlying  Fund in respect of deferred taxes arising from such distributions or gains.

                                       24

Election to be Taxed as a Regulated Investment Company

     The  Portfolio  intends  to  qualify  each year as a  regulated  investment
company  by   satisfying   certain   distribution   and  asset   diversification
requirements under the Code. As a regulated  investment  company,  the Portfolio generally  pays no federal  income tax on the income and gains it distributes to its shareholders.  The Board of Directors reserves the right not to maintain the qualification of a Portfolio as a regulated  investment company if it determines such a course of action  to be  beneficial  to  shareholders.  If net  long-term capital  gain  is  retained,  a  Portfolio  would  be  taxed  on the  gain,  and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio.  If the Portfolio fails to qualify as a regulated investment  company,  the  Portfolio  would be subject to federal,  and possibly state,  corporate taxes on its taxable income and gains,  and  distributions  to shareholders  would be taxed as qualified  dividend income to the extent of such
Portfolio's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, the Portfolio must meet certain specific requirements, including:

     (i) The  Portfolio  must maintain a  diversified  portfolio of  securities, wherein no security,  including the  securities of a qualified  publicly  traded partnership  (other than U.S.  government  securities  and  securities  of other regulated investment  companies) can exceed 25% of the Portfolio's total assets, and, with respect to 50% of the Portfolio's  total assets,  no investment (other than cash and cash items,  U.S.  government  securities  and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets or
10% of the outstanding voting securities of the issuer;

     (ii) The  Portfolio  must  derive  at least 90% of its  gross  income  from dividends,  interest,  payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with respect to its business of investing in such stock, securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) The Portfolio must distribute to its shareholders at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise Tax Distribution Requirements

     To avoid a 4% federal  excise tax, the Code  requires the Portfolio to make certain minimum  distributions by December 31 of each year. Federal excise taxes will not apply to the Porfolio in a given calendar year,  however, if all of its shareholders (other than certain permitted shareholders) at all times during the calendar year are segregated  asset accounts of life insurance  companies  where the shares are held in  connection  with  variable  products.  For  purposes  of determining  whether the  Portfolio  qualifies  for this  exemption,  any shares attributable  to  an  investment  in  the  Portfolio  made  in  connection  with organization  of the Portfolio is disregarded as long as the investment  doesn't exceed $250,000.

Consent Dividends

     The Portfolio may utilize consent dividend provisions of Section 565 of the
Code to make  distributions.  Provided that all shareholders  agree in a consent filed with the income tax  return of the  Portfolio  to treat as a dividend  the amount  specified in the consent,  the amount will be considered a  distribution just as any  other  distribution  paid in money  and  reinvested  back  into the
Portfolio.

Receipt of Excess Inclusion Income by the Portfolio

     Income  received by an  Underling  Fund from  certain  equity  interests in mortgage pooling vehicles is treated as "excess  inclusion  income." A Portfolio may  derive  such  income  either as a result of its direct  investment  in such interests  or,  indirectly,  through  its  investment  in REITs  that  hold such interests  or  otherwise  qualify  as taxable  mortgage  pools.  This  income is required to be allocated to by an Underlying Fund to the Portfolio and, in turn, to the  Portfolio's  shareholders  in proportion to dividends paid with the same consequences  as if such  shareholders  directly  received the excess  inclusion income.  In  general,  excess  inclusion  income (1) may not be offset  with net operating

                                       25

losses, (2) represents  unrelated business taxable income (UBTI) in the hands of a tax-exempt  shareholder  that is subject to UBTI,  and (3) is subject to a 30%
U.S. withholding tax to the extent such income is allocable to a shareholder who is not a U.S. person,  without regard to otherwise applicable exemptions or rate reductions.  A Portfolio must pay the tax on its excess inclusion income that is
allocable  to  "disqualified   organizations,"   which  are  generally   certain
cooperatives,  governmental  entities and tax-exempt  organizations that are not subject  to tax on  UBTI.  To the  extent  that a  Portfolio  shares  owned by a disqualified  organization  are held in record name by a broker/dealer  or other nominee,  the Portfolio  must inform the  broker/dealer  or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the  portion  of the  Portfolio's  excess  inclusion  income allocable to them on behalf of the disqualified organizations.

     This  discussion of "Taxation of the Portfolios" is not intended or written to be used as tax advice.  The tax status of your  investment in the  Portfolios depends upon the features of your  variable life or variable  annuity  contract.
For further information, please refer to the prospectus of the insurance company separate account that offers your contract.

                              PROXY VOTING POLICIES

     The Board of  Directors  of the Fund has  delegated  the  authority to vote proxies for the  portfolio  securities  held by the  Portfolio to the Advisor in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies")
and Proxy Voting Guidelines ("Voting  Guidelines")  adopted by the Advisor.  The
Voting Guidelines have been developed by Institutional  Shareholder Services, an independent third party service provider ("ISS"), except with respect to certain matters for which the Adviser has modified the standard ISS voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

     The  Investment  Committee  at the  Advisor is  generally  responsible  for overseeing the Advisor's  proxy voting  process.  The  Investment  Committee has formed a Corporate Governance Committee composed of certain officers,  directors and other personnel of the Advisor and has delegated to its members authority to
(i) oversee the voting of proxies,  (ii) make  determinations  as to how to vote certain specific proxies,  (iii) verify the on-going  compliance with the Voting
Policies,  and (iv) review the Voting  Policies  from time to time and recommend changes to the  Investment  Committee.  The Corporate  Governance  Committee may
designate  one or more of its members to oversee  specific,  ongoing  compliance with respect to the Voting  Policies and may  designate  other  personnel of the
Advisor to vote proxies on behalf of the  Portfolio,  including  all  authorized traders of the Advisor.

     The Advisor votes (or refrains from voting) proxies in a manner  consistent with the best  interests of the  Portfolio as  understood  by the Advisor at the time of the vote. Generally,  the Advisor analyzes proxy statements on behalf of the Portfolio in accordance with the Voting Policies and the Voting  Guidelines.
Most  proxies that the Advisor  receives  will be voted in  accordance  with the
Voting  Guidelines.  Since most proxies are voted in accordance  with the Voting
Guidelines,  it normally will not be necessary for the Advisor to make an actual determination  of how to vote a particular  proxy,  thereby largely  eliminating conflicts of interest for the Advisor during the proxy voting process.  However, the Proxy  Policies  do address the  procedures  to be followed if a conflict of interest  arises between the interests of the Portfolio and the interests of the
Advisor or its  affiliates.  If the Corporate  Governance  Committee  member has actual knowledge of a conflict of interest and recommends a vote contrary to the
Voting  Guidelines,  the  Advisor,  prior to  voting,  will fully  disclose  the conflict to the Board of Directors of the Fund,  or an  authorized  committee of the Board,  and vote the proxy in accordance  with the direction of the Board or its authorized committee.

     The  Advisor  will  usually  vote  proxies  in  accordance  with the Voting
Guidelines.  The Voting Guidelines provide a framework for analysis and decision making;  however,  the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances  related to a proxy  vote,  the  Advisor  reserves  the right to vote  counter to the Voting
Guidelines if, after a review of the matter,  the Advisor believes that the best interests  of  the  Portfolio  would  be  served  by  such  a  vote.  In  such a circumstance,  the  analysis  will be  documented  in writing  and  periodically presented to the Corporate Governance  Committee.  To the extent that the Voting
Guidelines do not cover potential  voting issues,  the Advisor will vote on such issues in a manner that is consistent  with the spirit of the Voting  Guidelines and that the Advisor believes would be in the best interests of the Portfolio.

                                       26

     The Advisor  votes (or refrains  from voting)  proxies in a manner that the
Advisor  determines is in the best interests of the Portfolio and which seeks to maximize the value of the Portfolio's  investments.  In some cases,  the Advisor may determine  that it is in the best interests of the Portfolio to refrain from exercising proxy voting rights.  The Advisor may determine that voting is not in the best  interest  of the  Portfolio  and  refrain  from  voting if the  costs, including the  opportunity  costs,  of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the  revenue-producing  value of loans  against the  difficult-to-assess value of casting  votes.  It is the Advisor's  belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome  of the vote  would not be  affected  by the  Advisor  recalling  loaned securities in order to ensure they are voted.  The Advisor does intend to recall securities  on loan if it  determines  that voting the  securities  is likely to materially affect the value of the Portfolio's  investment and that it is in the
Portfolio's best interests to do so. In cases where the Advisor does not receive a solicitation  or enough  information  within a sufficient  time (as reasonably determined by the Advisor) prior to the proxy-voting  deadline,  the Advisor may be unable to vote.

     With respect to non-U.S.  securities,  it is typically  both  difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions.  The Advisor does not vote proxies of non-U.S. companies if the
Advisor  determines  that the expected  economic costs from voting  outweigh the anticipated  economic  benefit to the  Portfolio  associated  with  voting.  The
Advisor  determines  whether  to  vote  proxies  of  non-U.S.   companies  on  a
portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of  companies  in a country.  The Advisor  periodically  reviews
voting  logistics,   including  costs  and  other  voting  difficulties,   on  a
portfolio-by-portfolio  and  country-by-country  basis, in order to determine if there have been any material changes that would affect the Advisor's decision of whether or not to vote.  In the event the Advisor is made aware of and  believes an issue to be voted is likely to  materially  affect the economic  value of the
Portfolio,  that its vote is reasonably likely to influence the ultimate outcome of the  contest,  and the  expected  benefits of voting the  proxies  exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

     The Advisor has retained ISS to provide  certain  services  with respect to proxy voting.  ISS provides  information on shareholder  meeting dates and proxy materials;  translates proxy materials printed in a foreign  language;  provides research on proxy  proposals and voting  recommendations  in accordance with the
Voting  Guidelines;  effects  votes on behalf  of the  Portfolio;  and  provides reports  concerning  the proxies  voted.  Although  the Advisor may consider the
recommendations   of  ISS  on  proxy  issues,  the  Advisor  remains  ultimately responsible for all proxy voting decisions.

     Information  regarding  how the  Portfolio  voted  proxies  related  to its portfolio  securities  during the 12 month  period ended June 30 of each year is available,  no later  than  August 31 of each  year,  without  charge,  (i) upon request, by calling collect:  (310) 395-8005 or (ii) on the Advisor's website at
http://www.dimensional.com   and   (iii)   on  the   Commission's   website   at
http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Advisor and the Board of  Directors  of the Fund have  adopted a policy
(the "Policy") to govern  disclosure of the portfolio  holdings of the Portfolio
("Holdings  Information"),  and to  prevent  the misuse of  material  non-public
Holdings  Information.  The  Advisor  has  determined  that the  Policy  and its procedures:  (1) are reasonably  designed to ensure that  disclosure of Holdings
Information is in the best interests of the  shareholders of the Portfolio,  and
(2) appropriately address the potential for material conflicts of interest.

     Disclosure of Holdings  Information as Required by Applicable Law. Holdings
Information  (whether a partial  listing  of  portfolio  holdings  or a complete listing of portfolio  holdings)  shall be disclosed to any person as required by applicable law, rules, and regulations.

     Disclosure of Holdings  Information  to  Recipients.  Each of the Advisor's
Chairman,  Director of Institutional  Services, Head of Portfolio Management and
Trading and General Counsel (together,  the "Designated  Persons") may authorize disclosing  non-public  Holdings  Information  more  frequently  or at different periods than as described above solely to those financial  advisors,  registered accountholders,  authorized consultants,  authorized custodians,  or third-party data service  providers (each a "Recipient")  who: (i) specifically  request the more  current

                                       27

non-public  Holdings  Information,  and  (ii)  execute  a Use and  Nondisclosure
Agreement  (each a  "Nondisclosure  Agreement").  Each  Nondisclosure  Agreement
subjects  the  Recipient  to a  duty  of  confidentiality  with  respect  to the non-public Holdings Information,  and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed  shall not include any material  information  about the Portfolio's trading strategies or pending portfolio  transactions.  The non-public  Holdings
Information  provided to a Recipient  under a  Nondisclosure  Agreement,  unless indicated otherwise, is not subject to a time delay before dissemination.

     As of the date of this SAI,  the  Advisor  and the  Portfolio  had  ongoing arrangements with the following Recipients to make available non-public Holdings
Information:

                  Recipient                                 Business Purpose                           Frequency
------------------------------------- ----------------------------------------------------- ------------------------
PFPC Trust Company                    Fund Custodian                                                 Daily
------------------------------------- ----------------------------------------------------- ------------------------
PNC Global Investment Servicing       Fund  Administrator,  Accounting Agent, and Transfer           Daily
                                      Agent
------------------------------------- ----------------------------------------------------- ------------------------
PricewaterhouseCoopers LLP            Independent registered public accounting firm              Semi-annually
                                                                                            (based on fiscal year)
------------------------------------- ----------------------------------------------------- ------------------------
Pricing Service Vendor                Fair value information services                                Daily
------------------------------------- ----------------------------------------------------- ------------------------

Citibank North American, Inc.         Middle office  operational  support service provider           Daily
                                      to the Advisor

     In addition,  certain employees of the Advisor and its subsidiaries receive
Holdings  Information on a quarterly,  monthly, or daily basis, or upon request, in order  to  perform  their  business  functions.  None of the  Portfolio,  the
Advisor,  or any other party receives any  compensation in connection with these arrangements.

     The Policy  includes the following  procedures to ensure that disclosure of
Holdings  Information is in the best interests of  shareholders,  and to address any conflicts  between the interests of  shareholders,  on the one hand, and the interests  of the  Advisor,  DFAS,  or any  affiliated  person of the Fund,  the
Advisor,  or  DFAS,  on  the  other.  In  order  to  protect  the  interests  of shareholders and the Portfolio,  and to ensure no adverse effect on shareholders in the limited  circumstances  where a Designated  Person is considering  making non-public Holdings Information available to a Recipient, the Advisor's Director of  Institutional  Services and the Chief  Compliance  Officer will consider any conflicts of interest.  If the Chief Compliance Officer,  following  appropriate due  diligence,  determines  that:  (1) the Portfolio has a legitimate  business purpose for providing the non-public  Holdings  Information to a Recipient,  and
(2) disclosure of non-public  Holdings  Information to the Recipient would be in
the  best  interests  of  shareholders   and  will  not  adversely   affect  the
shareholders,  then the  Chief  Compliance  Officer  may  approve  the  proposed disclosure.

     The Chief  Compliance  Officer  documents  all  disclosures  of  non-public
Holdings  Information   (including  the  legitimate  business  purpose  for  the
disclosure),  and periodically  reports to the Board on such  arrangements.  The
Chief  Compliance  Officer also is  responsible  for ongoing  monitoring  of the distribution and use of non-public Holdings  Information.  Such arrangements are reviewed by the Chief Compliance Officer on an annual basis.  Specifically,  the
Chief Compliance  Officer requests an annual  certification  from each Recipient that the Recipient has complied  with all terms  contained in the  Nondisclosure
Agreement.  Recipients  who fail to provide  the  requested  certifications  are prohibited from receiving non-public Holdings Information.

     The Board  exercises  continuing  oversight of the  disclosure  of Holdings
Information by: (1) overseeing the  implementation and enforcement of the Policy by the Chief Compliance  Officer of the Advisor and of the Fund; (2) considering reports and  recommendations  by the Chief  Compliance  Officer  concerning  the implementation of the Policy and any material  compliance matters that may arise in connection with the Policy; and (3) considering  whether to approve or ratify any  amendments  to the Policy.  The Advisor and the Board  reserve the right to amend the Policy at any time,  and from time to time without  prior  notice,  in their sole discretion.

     Prohibitions   on   Disclosure   of  Portfolio   Holdings  and  Receipt  of
Compensation.  No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com,  in writing, by fax, by e-mail,  orally,  or by other means)  except in  accordance  with the
Policy. In addition,  no person

                                       28

is authorized to make  disclosure  pursuant to the Policy if such  disclosure is otherwise in violation of the  antifraud  provisions  of the federal  securities laws.

     The Policy prohibits the Portfolio,  the Advisor,  or an affiliate  thereof from  receiving  any  compensation  or other  consideration  of any type for the purpose of obtaining  disclosure of  non-public  Holdings  Information  or other investment positions.  "Consideration" includes any agreement to maintain assets in the  Portfolio or in other  investment  companies or accounts  managed by the
Advisor or by any affiliated person of the Advisor.

     The Policy and its procedures  are intended to provide  useful  information concerning the Portfolio to existing and prospective shareholders,  while at the same time preventing the improper use of Holdings  Information.  However,  there can be no  assurance  that the  furnishing  of any Holdings  Information  is not susceptible to  inappropriate  uses,  particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

                              FINANCIAL STATEMENTS

     Because the Portfolio had not commenced  operations as of October 31, 2008, the annual reports of the Fund for the fiscal year ended October 31, 2008 do not contain any data regarding the Portfolio.

                                PERFORMANCE DATA

     The Portfolio may compare its investment  performance to appropriate market and mutual fund indices and investments for which reliable  performance  data is available. Such indices are generally unmanaged and are prepared by entities and organizations  that track the performance of investment  companies or investment advisors.  Unmanaged indices often do not reflect  deductions for administrative and management costs and expenses.  The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared  by  recognized  mutual  fund  statistical  services.  Any  performance information,  whether  related to the  Portfolio  or to the  Advisor,  should be considered  in light  of the  Portfolio's  investment  objective  and  policies, characteristics  and the quality of the portfolio and market  conditions  during the time period indicated,  and should not be considered to be representative of what may be achieved in the future.

                                       29

                                    APPENDIX

                                U.S. Proxy Voting

The  following  is a concise  summary of the Voting  Guidelines  for voting U.S.
proxies.

1.   AUDITORS

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

o    An auditor has a financial interest in or association with the company, and is therefore not independent;

o    There is reason to believe  that the  independent  auditor has  rendered an opinion which is neither accurate nor indicative of the company's financial position;

o    Poor  accounting  practices are identified  that rise to a serious level of concern,  such as: fraud;  misapplication of GAAP; and material  weaknesses identified in Section 404 disclosures; or

o    Fees for non-audit services ("other" fees) are excessive.

Vote  CASE-BY-CASE  on  shareholder  proposals  asking for audit firm  rotation, taking into account:

o    The tenure of the audit firm;

o    The length of rotation specified in the proposal;

o    Any significant audit-related issues at the company;

o    The number of audit committee meetings held each year;

o    The number of financial experts serving on the committee; and

o    Whether  the company has a periodic  renewal  process  where the auditor is evaluated for both audit quality and competitive price.

2. BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections

Vote AGAINST or WITHHOLD from individual directors who:

o    Attend less than 75 percent of the board and committee  meetings  without a valid excuse;

o    Sit on more than six public company boards; *

o    Are CEOs of public  companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards.

Vote AGAINST or WITHHOLD  from all nominees of the board of  directors,  (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

o    The company's proxy indicates that not all directors attended 75 percent of the aggregate of their board and committee  meetings,  but fails to provide the required  disclosure  of the names of the directors  involved.  If this information cannot be obtained,  vote  against/withhold  from all incumbent directors;

o    The company's  poison pill has a dead-hand or modified  dead-hand  feature.
     Vote against/withhold every year until this feature is removed;

o    The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to  shareholder  vote within 12 months of adoption
     (or in the case of an newly public company, does not commit to put the pill to a shareholder  vote within 12 months following the IPO), or reneges on a commitment  to put  the  pill  to a  vote,  and  has  not  yet  received  a withhold/against recommendation for this issue;

________________

*    Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

o    The board failed to act on a shareholder proposal that received approval by a majority  of the  shares  outstanding  the  previous  year (a  management proposal with other than a FOR  recommendation  by  management  will not be considered as sufficient action taken);

o    The board failed to act on a shareholder proposal that received approval of the  majority  of shares cast for the  previous  two  consecutive  years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

o    The board  failed to act on  takeover  offers  where  the  majority  of the shareholders tendered their shares;

o    At the previous board election,  any director received more than 50 percent withhold/against  votes of the shares  cast and the  company  has failed to address the underlying issue(s) that caused the high withhold/against vote;

o    The company is a Russell  3000  company  that  underperformed  its industry group (GICS group) under ISS' "Performance Test for Directors" policy;

o    The  board is  classified,  and a  continuing  director  responsible  for a problematic  governance  issue  at the  board/committee  level  that  would warrant a withhold/against  vote recommendation is not up for election--any or all appropriate nominees (except new) may be held accountable.

Vote AGAINST or WITHHOLD from inside directors and affiliated  outside directors when:

o    The inside or affiliated  outside  director  serves on any of the three key committees: audit, compensation, or nominating;

o    The company lacks an audit,  compensation,  or nominating committee so that the full board functions as that committee;

o    The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

o    The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the audit committee if:

o    The non-audit fees paid to the auditor are excessive (see discussion  under
     "Auditor Ratification");

o    Poor accounting  practices are identified  which rise to a level of serious concern,  such as: fraud;  misapplication of GAAP; and material  weaknesses identified in Section 404 disclosures; or

o    There is  persuasive  evidence  that the audit  committee  entered  into an inappropriate  indemnification  agreement  with its auditor that limits the ability of the company,  or its  shareholders,  to pursue  legitimate legal recourse against the audit firm.

Vote AGAINST or WITHHOLD from the members of the compensation committee if:

o    There is a  negative  correlation  between  the chief  executive's  pay and company performance;

o    The  company  reprices   underwater   options  for  stock,  cash  or  other
     consideration without prior shareholder approval,  even if allowed in their equity plan;

o    The  company  fails to submit  one-time  transfers  of stock  options  to a shareholder vote;

o    The company  fails to fulfill the terms of a burn-rate  commitment  made to shareholders;

o    The company has backdated options (see "Options Backdating" policy);

o    The  company  has poor  compensation  practices  (see "Poor Pay  Practices"
     policy).  Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors,  individually or the entire board,  for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote  AGAINST  proposals  to classify  the board.  Vote FOR  proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting.  Generally vote
FOR proposals to restore or provide for cumulative voting unless:

o    The company has proxy access or a similar  structure to allow  shareholders to nominate directors to the company's ballot; and

o    The company  has adopted a majority  vote  standard,  with a carve-out  for plurality  voting in  situations  where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50 percent).

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder  proposals requiring that the chairman's position be filled by an independent  director,  unless there are  compelling  reasons to recommend against the proposal, such as a counterbalancing governance structure.
This should include all the following:

o    Designated lead director, elected by and from the independent board members
     with  clearly   delineated  and   comprehensive   duties.   (The  role  may
     alternatively reside with a presiding director,  vice chairman, or rotating lead  director;  however the  director  must serve a minimum of one year in order to qualify as a lead  director.) The duties should  include,  but are not limited to, the following:

     -    presides  at all  meetings  of the board at which the  chairman is not present, including executive sessions of the independent directors;

     -    serves as liaison between the chairman and the independent directors;

     -    approves information sent to the board;

     -    approves meeting agendas for the board;

     -    approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

     -    has the authority to call meetings of the independent directors;

     -    if requested by major  shareholders,  ensures that he is available for consultation and direct communication;

o    The  company  publicly   discloses  a  comparison  of  the  duties  of  its
     independent lead director and its chairman;

o    The company publicly  discloses a sufficient  explanation of why it chooses not to give the position of chairman to the independent lead director,  and instead combine the chairman and CEO positions;

o    Two-thirds independent board;

o    All independent key committees;

o    Established governance guidelines;

o    The company should not have  underperformed both its peers and index on the basis of both one-year and three-year total  shareholder  returns*,  unless there has been a change in the Chairman/CEO position within that time; and

o    The company does not have any problematic governance issues.

Vote FOR the proposal if the company does not provide disclosure with respect to any or all of the bullet points above. If disclosure is provided,  evaluate on a
CASE-BY-CASE basis.
_____________________________

*    The industry  peer group used for this  evaluation is the average of the 12 companies in the same  six-digit  GICS group that are closest in revenue to the company.  To fail, the company must underperform its index and industry group on all four  measures  (one- and  three-year  on  industry  peers and index).

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding  resolutions  requesting that the board change the company's  bylaws to stipulate that directors need to be elected with an  affirmative  majority of votes cast,  provided it does not conflict with the state law where the company is incorporated.  Binding  resolutions need to allow for a carve-out for a plurality  vote standard when there are more nominees than board seats.  Companies are strongly  encouraged  to also adopt a  post-election policy  (also  known  as  a  director  resignation  policy)  that  will  provide guidelines so that the company will promptly address the situation of a holdover director.

Open Access

Vote  shareholder  proposals  asking for open or proxy access on a  CASE-BY-CASE basis, taking into account:

o    The ownership threshold proposed in the resolution;

o    The proponent's rationale for the proposal at the targeted company in terms of board and director conduct.

3. PROXY CONTESTS

Voting for Director Nominees in Contested Elections

Vote  CASE-BY-CASE  on  the  election  of  directors  in  contested   elections,
considering the following factors:

o    Long-term  financial  performance  of the target  company  relative  to its industry;

o    Management's track record;

o    Background to the proxy contest;

o    Qualifications of director nominees (both slates);

o    Strategic  plan  of  dissident  slate  and  quality  of  critique   against
     management;

o    Likelihood  that the proposed  goals and  objectives  can be achieved (both slates);

o    Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy  solicitation  expenses.  When voting  in  conjunction  with  support  of  a  dissident  slate,  vote  FOR  the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally  vote FOR  shareholder  proposals  calling  for the  reimbursement  of reasonable  costs incurred in connection  with nominating one or more candidates in a contested election where the following apply:

o    The  election  of fewer than 50 percent of the  directors  to be elected is contested in the election;

o    One or more of the dissident's candidates is elected;

o    Shareholders are not permitted to cumulate their votes for directors; and

o    The election occurred,  and the expenses were incurred,  after the adoption of this bylaw.

4.   TAKEOVER DEFENSES

Poison Pills

Vote FOR  shareholder  proposals  requesting  that the company submit its poison pill  to a  shareholder  vote  or  redeem  it  UNLESS  the  company  has:  (1) A shareholder  approved  poison  pill in place;  or (2) The  company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

o    Shareholders have approved the adoption of the plan; or

o    The board,  in its exercise of its fiduciary  responsibilities,  determines that it is in the best interest of shareholders  under the circumstances to adopt a pill without the delay that would  result from seeking  stockholder approval (i.e., the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire.  If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR  shareholder  proposals  calling  for poison  pills to be put to a vote within a year after  adoption.  If the company has no  non-shareholder  approved poison  pill in place and has  adopted  a policy  with the  provisions  outlined above, vote AGAINST the proposal.  If these conditions are not met, vote FOR the proposal,  but with the caveat that a vote within 12 months would be  considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification,  focusing on the features of the shareholder  rights plan. Rights plans should contain the following attributes:

o    No lower than a 20 percent trigger, flip-in or flip-over;

o    A term of no more than three years;

o    No  dead-hand,  slow-hand,  no-hand,  or similar  feature  that  limits the ability of a future board to redeem the pill;

o    Shareholder  redemption  feature  (qualifying  offer clause);  if the board refuses to redeem the pill 90 days after a qualifying  offer is  announced,
     10  percent of the  shares  may call a special  meeting,  or seek a written consent to vote on rescinding the pill.

Shareholder Ability to Call Special Meetings

Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to call special  meetings.  Vote FOR proposals that remove  restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST  proposals to require a  supermajority  shareholder  vote. Vote FOR proposals to lower supermajority vote requirements.

5.   MERGERS AND CORPORATE RESTRUCTURINGS

For mergers and  acquisitions,  review and evaluate the merits and  drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

o    Valuation - Is the value to be received by the target shareholders (or paid by the  acquirer)  reasonable?  While the  fairness  opinion may provide an initial starting point for assessing valuation reasonableness,  emphasis is placed on the offer premium, market reaction and strategic rationale.

o    Market  reaction - How has the market  responded  to the  proposed  deal? A negative market reaction should cause closer scrutiny of a deal.

o    Strategic rationale - Does the deal make sense strategically? From where is the  value  derived?  Cost  and  revenue  synergies  should  not be  overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable  track  record of  successful  integration  of  historical acquisitions.

o    Negotiations and process - Were the terms of the transaction  negotiated at arm's-length?  Was the process fair and equitable?  A fair process helps to ensure the best price for shareholders.  Significant negotiation "wins" can also  signify the deal makers'  competency.  The  comprehensiveness  of the sales process (e.g.,  full auction,  partial auction,  no auction) can also affect shareholder value.

o    Conflicts  of  interest  - Are  insiders  benefiting  from the  transaction
     disproportionately   and   inappropriately   as  compared  to   non-insider
     shareholders?  As the result of  potential  conflicts,  the  directors  and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.  Consider whether these interests may have  influenced  these  directors and officers to support or recommend the merger. The aggregate CIC figure may be a misleading  indicator of the true value transfer from shareholders to insiders.  Where such figure appears to be excessive,  analyze the underlying  assumptions  to determine  whether a potential conflict exists.

o    Governance  - Will the combined  company have a better or worse  governance profile than the current  governance  profiles of the respective parties to the transaction?  If the governance profile is to change for the worse, the burden is on the  company to prove that other  issues  (such as  valuation)
     outweigh any deterioration in governance.

6.   STATE OF INCORPORATION

Reincorporation Proposals

Vote  CASE-BY-CASE  on proposals to change a company's  state of  incorporation, taking into  consideration  both  financial and corporate  governance  concerns, including:

o    The reasons for reincorporating;

o    A comparison of the governance provisions;

o    Comparative economic benefits; and

o    A comparison of the jurisdictional laws.

7. CAPITAL STRUCTURE

Common Stock Authorization

Vote  CASE-BY-CASE on proposals to increase the number of shares of common stock authorized  for issuance  using a model  developed by ISS. Vote FOR proposals to approve  increases beyond the allowable  increase when a company's shares are in danger of being  delisted or if a company's  ability to continue to operate as a going concern is uncertain.

In  addition,  for  capital  requests  less than or equal to 300  percent of the current  authorized  shares that  marginally  fail the calculated  allowable cap
(i.e.,  exceed the allowable cap by no more than 5 percent),  on a  CASE-BY-CASE basis, vote FOR the increase based on the company's  performance and whether the company's ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:

o    Rationale;

o    Good  performance  with  respect  to peers and index on a  five-year  total shareholder return basis;

o    Absence of non-shareholder approved poison pill;

o    Reasonable equity compensation burn rate;

o    No non-shareholder approved pay plans; and

o    Absence of egregious equity compensation practices.

Dual-Class Stock

Vote  AGAINST  proposals  to create a new class of common  stock  with  superior voting  rights.  Vote AGAINST  proposals at companies  with  dual-class  capital structures  to increase  the number of  authorized  shares of the class of stock that has superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

o    It is  intended  for  financing  purposes  with  minimal or no  dilution to current shareholders;

o    It  is  not  designed  to  preserve  the  voting  power  of an  insider  or significant shareholder.

Issue Stock for Use with Rights Plan

Vote AGAINST  proposals that increase  authorized  common stock for the explicit purpose of  implementing  a  non-shareholder  approved  shareholder  rights plan
(poison pill).

Preferred Stock

Vote  AGAINST  proposals  authorizing  the  creation of new classes of preferred stock with unspecified  voting,  conversion,  dividend  distribution,  and other rights ("blank check" preferred  stock),  and AGAINST  proposals to increase the number of blank check  preferred  stock  authorized  for issuance when no shares have been issued or  reserved  for a specific  purpose.  Vote FOR  proposals  to create  "declawed"  blank check  preferred stock (stock that cannot be used as a takeover defense), and FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.  Vote CASE-BY-CASE on  proposals  to increase  the number of blank  check  preferred  shares  after analyzing the number of preferred  shares  available for issue given a company's industry and performance in terms of shareholder returns.

8.   EXECUTIVE AND DIRECTOR COMPENSATION

Equity Compensation Plans

Vote  CASE-BY-CASE on equity-based  compensation  plans. Vote AGAINST the equity plan if any of the following factors apply:

o    The total cost of the company's equity plans is unreasonable;

o    The plan  expressly  permits the repricing of stock  options  without prior shareholder approval;

o    There is a disconnect between CEO pay and the company's performance;

o    The  company's  three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group; or

o    The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote  AGAINST or WITHHOLD  from  compensation  committee  members,  the CEO, and potentially  the entire board, if the company has poor  compensation  practices.
Vote  AGAINST  equity  plans if the  plan is a  vehicle  for  poor  compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices:

o    Egregious  employment  contracts  (e.g.,  multi-year  guarantees for salary increases, bonuses, and equity compensation);

o    Excessive  perks (overly  generous cost and/or  reimbursement  of taxes for personal use of corporate  aircraft,  personal security systems maintenance and/or installation,  car allowances,  and/or other excessive  arrangements relative to base salary);

o    Abnormally large bonus payouts without  justifiable  performance linkage or proper disclosure (e.g., performance metrics that are changed, canceled, or replaced during the performance period without adequate  explanation of the action and the link to performance);

o    Egregious  pension/SERP  (supplemental  executive  retirement plan) payouts
     (inclusion  of  additional  years of  service  not  worked  that  result in significant payouts, or inclusion of performance-based equity awards in the pension calculation;

o    New CEO with overly generous new hire package (e.g., excessive "make whole"
     provisions);

o    Excessive  severance  and/or  change-in-control  provisions:  Inclusion  of excessive change-in-control or severance payments,  especially those with a multiple in excess of 3X cash pay;

     -    Severance  paid for a  "performance  termination,"  (i.e.,  due to the executive's  failure  to  perform  job  functions  at the  appropriate level);

     -    Change-in-control   payouts   without  loss  of  job  or   substantial
          diminution of job duties (single-triggered);

     -    Perquisites for former executives such as car allowances, personal use of corporate aircraft, or other inappropriate arrangements;

o    Poor disclosure practices,  (unclear explanation of how the CEO is involved
     in  the  pay  setting  process,   retrospective   performance  targets  and
     methodology not discussed, or methodology for benchmarking practices and/or peer group not disclosed and explained);

o    Internal pay disparity (e.g.,  excessive differential between CEO total pay and that of next highest-paid named executive officer);

o    Other excessive compensation payouts or poor pay practices at the company.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap.

On occasion,  director  stock plans that set aside a relatively  small number of shares when combined with employee or executive  stock  compensation  plans will exceed the allowable cap. Vote for the plan if ALL of the following  qualitative factors  in the  board's  compensation  are  met  and  disclosed  in  the  proxy statement:

o    Director  stock  ownership  guidelines  with a minimum  of three  times the annual cash retainer.

o    Vesting schedule or mandatory holding/deferral period:

     -    A minimum  vesting  of three  years for stock  options  or  restricted stock; or

     -    Deferred stock payable at the end of a three-year deferral period.

o    Mix between cash and equity:

     -    A balanced  mix of cash and  equity,  for  example 40 percent  cash/60 percent equity or 50 percent cash/50 percent equity; or

     -    If the mix is heavier on the equity component, the vesting schedule or deferral  period  should be more  stringent,  with the  lesser of five years or the term of directorship.

o    No retirement/benefits  and perquisites provided to non-employee directors;
     and

o    Detailed disclosure  provided on cash and equity compensation  delivered to each non-employee  director for the most recent fiscal year in a table. The column  headers  for the  table may  include  the  following:  name of each non-employee  director,  annual  retainer,  board meeting  fees,  committee retainer, committee-meeting fees, and equity grants.

Employee Stock Purchase Plans--Qualified Plans

Vote CASE-BY-CASE on qualified  employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

o    Purchase price is at least 85 percent of fair market value;

o    Offering period is 27 months or less; and

o    The  number of shares  allocated  to the plan is 10  percent or less of the outstanding shares.

Vote AGAINST qualified  employee stock purchase plans where any of the following apply:

o    Purchase price is less than 85 percent of fair market value; or

o    Offering period is greater than 27 months; or

o    The number of shares  allocated  to the plan is more than 10 percent of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans

Vote  CASE-by-CASE  on  nonqualified  employee  stock purchase  plans.  Vote FOR nonqualified employee stock purchase plans with all the following features:

o    Broad-based  participation  (i.e.,  all  employees  of the company with the exclusion of individuals with 5 percent or more of beneficial  ownership of the company);

o    Limits on  employee  contribution,  which may be a fixed  dollar  amount or expressed as a percent of base salary;

o    Company matching contribution up to 25 percent of employee's  contribution, which is effectively a discount of 20 percent from market value;

o    No discount  on the stock  price on the date of  purchase  since there is a company matching contribution.

Vote AGAINST  nonqualified  employee  stock  purchase plans when any of the plan features do not meet the above criteria.  If the company  matching  contribution exceeds 25 percent of  employee's  contribution,  evaluate  the cost of the plan against its allowable cap.

Options Backdating

In cases where a company  has  practiced  options  backdating,  vote  AGAINST or
WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board.

Vote AGAINST or WITHHOLD from the compensation committee members who oversaw the questionable  options practices or from current  compensation  committee members who fail to  respond to the issue  proactively,  depending  on several  factors, including, but not limited to:

o    Reason  and  motive  for the  options  backdating  issue  (inadvertent  vs.
     deliberate grant date changes);

o    Length of time of options backdating;

o    Size of restatement due to options backdating;

o    Corrective  actions taken by the board or compensation  committee,  such as canceling or repricing  backdated options, or recoupment of option gains on backdated grants;

o    Adoption of a grant  policy that  prohibits  backdating,  and creation of a fixed grant schedule or window period for equity grants going forward.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management  proposals seeking approval to  exchange/reprice options, considering:

o    Historic trading  patterns--the  stock price should not be so volatile that the options are likely to be back "in-the-money" over the near term;

o    Rationale  for  the   re-pricing--was   the  stock  price  decline   beyond
     management's control?

o    Is this a value-for-value exchange?

o    Are surrendered stock options added back to the plan reserve?

o    Option  vesting--does  the  new  option  vest  immediately  or is  there  a black-out period?

o    Term of the option--the term should remain the same as that of the replaced option;

o    Exercise price--should be set at fair market or a premium to market;

o    Participants--executive officers and directors should be excluded.

If the surrendered  options are added back to the equity plans for  re-issuance, then also take into consideration the company's three-year average burn rate. In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal.  The proposal should clearly articulate why the board is  choosing  to conduct an  exchange  program at this point in time.  Repricing underwater  options after a recent precipitous drop in the company's stock price demonstrates  poor  timing.  Repricing  after a recent  decline  in stock  price triggers additional scrutiny and a potential AGAINST vote on the proposal.  At a minimum,  the  decline  should not have  happened  within  the past year.  Also, consider the terms of the surrendered options,  such as the grant date, exercise price and vesting  schedule.  Grant dates of  surrendered  options should be far enough back (two to three years) so as not to suggest that  repricings are being done to take advantage of short-term  downward price movements.  Similarly,  the exercise price of  surrendered  options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

Vote  CASE-by-CASE on plans that provide  participants with the option of taking all or a portion of their cash  compensation in the form of stock,  and on plans that do not provide a dollar-for-dollar  cash for stock exchange. In cases where the exchange is not dollar-for-dollar,  the request for new or additional shares for such equity  program will be considered  using the binomial  option  pricing model.  In an effort to capture the total cost of total  compensation,  ISS will not make any adjustments to carve out the in-lieu-of cash compensation. Vote FOR
non-employee   director-only  equity  plans  that  provide  a  dollar-for-dollar cash-for-stock exchange.

Transfer Programs of Stock Options

Vote AGAINST or WITHHOLD  from  compensation  committee  members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

o    Executive   officers  and   non-employee   directors   are  excluded   from
     participating;

o    Stock  options are purchased by  third-party  financial  institutions  at a
     discount  to  their  fair  value  using  option   pricing  models  such  as
     Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

o    There is a  two-year  minimum  holding  period for sale  proceeds  (cash or stock) for all participants.

Additionally,  management  should provide a clear explanation of why options are being  transferred  and  whether  the events  leading up to the decline in stock price were beyond management's control. A review of the company's historic stock price  volatility  should  indicate  if  the  options  are  likely  to  be  back
"in-the-money" over the near term.

Vote AGAINST equity plan  proposals if the details of ongoing  Transfer of Stock
Options programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to  shareholders.  The specific  criteria to be  considered in evaluating these proposals include, but not limited, to the following:

o    Eligibility;
o    Vesting;
o    Bid-price;
o    Term of options;
o    Transfer  value to  third-party  financial  institution,  employees and the company.

Amendments to existing plans that allow for introduction of  transferability  of stock options should make clear that only options granted  post-amendment  shall be transferable.

Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally,  vote FOR shareholder proposals that call for non-binding shareholder ratification  of the  compensation  of the  named  executive  officers  and  the accompanying narrative disclosure of material factors provided to understand the
Summary Compensation Table.

Compensation Consultants--Disclosure of Board or Company's Utilization

Generally  vote FOR  shareholder  proposals  seeking  disclosure  regarding  the company,  board,  or compensation  committee's use of compensation  consultants, such as company name, business relationship(s) and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally,  vote FOR  shareholder  proposals  seeking  additional  disclosure of executive and director pay  information,  provided the information  requested is relevant to  shareholders'  needs,  would not put the  company at a  competitive disadvantage  relative  to its  industry,  and is not unduly  burdensome  to the company.

Vote  AGAINST   shareholder   proposals   seeking  to  set  absolute  levels  on
compensation  or  otherwise  dictate  the amount or form of  compensation.  Vote
AGAINST  shareholder  proposals  requiring  director fees be paid in stock only.
Vote CASE-BY-CASE on all other  shareholder  proposals  regarding  executive and director pay, taking into account company  performance,  pay level versus peers, pay level versus industry, and long-term corporate outlook.

Pay for Superior Performance

Generally vote FOR shareholder  proposals based on a case-by-case  analysis that requests  the board  establish a  pay-for-superior  performance  standard in the company's compensation plan for senior executives.  The proposal should have the following principles:

o    Sets compensation targets for the plan's annual and long-term incentive pay components at or below the peer group median;

o    Delivers a majority of the plan's  target  long-term  compensation  through performance-vested, not simply time-vested, equity awards;

o    Provides the strategic  rationale and relative  weightings of the financial and  non-financial  performance  metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

o    Establishes  performance targets for each plan financial metric relative to the performance of the company's peer companies;

o    Limits payment under the annual and performance-vested  long-term incentive components  of the plan to when the company's  performance  on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

o    What  aspects  of the  company's  annual  and  long-term  equity  incentive programs are performance-driven?

o    If the annual and  long-term  equity  incentive  programs  are  performance driven,  are  the  performance  criteria  and  hurdle  rates  disclosed  to shareholders or are they benchmarked against a disclosed peer group?

o    Can shareholders  assess the correlation  between pay and performance based on the current disclosure?

o    What type of industry and stage of business  cycle does the company  belong to?

Performance-Based Awards

Vote CASE-BY-CASE on shareholder  proposal  requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based  and requesting that the board adopt and disclose  challenging performance metrics to shareholders, based on the following analytical steps:

o    First,   vote   FOR   shareholder   proposals   advocating   the   use   of
     performance-based  equity awards, such as performance contingent options or restricted  stock,  indexed options or premium-priced  options,  unless the proposal is overly  restrictive or if the company has demonstrated  that it is using a "substantial"  portion of  performance-based  awards for its top executives.  Standard stock options and  performance-accelerated  awards do not  meet  the  criteria  to be  considered  as  performance-based  awards.
     Further,  premium-priced  options  should  have a  premium  of at  least 25 percent and higher to be considered performance-based awards.

o    Second, assess the rigor of the company's performance-based equity program.
     If the bar set for the  performance-based  program  is too low based on the company's  historical  or peer  group  comparison,  generally  vote FOR the proposal.  Furthermore,  if target  performance  results in an above target payout, vote FOR the shareholder  proposal due to program's poor design. If
     the   company   does  not   disclose   the   performance   metric   of  the
     performance-based   equity  program,  vote  FOR  the  shareholder  proposal
     regardless of the outcome of the first step to the test.  In general,  vote
     FOR the shareholder proposal if the company does not meet both of these two requirements.

Pre-Arranged Trading Plans (10b5-1 Plans)

Generally  vote  FOR  shareholder   proposals  calling  for  certain  principles
regarding the use of prearranged  trading plans (10b5-1  plans) for  executives.
These principles include:

o    Adoption,  amendment,  or  termination  of a 10b5-1 plan must be  disclosed within two business days in a Form 8-K;

o    Amendment  or early  termination  of a 10b5-1  plan is  allowed  only under extraordinary circumstances, as determined by the board;

o    Ninety days must elapse between  adoption or amendment of a 10b5-1 plan and initial trading under the plan;

o    Reports on Form 4 must  identify  transactions  made  pursuant  to a 10b5-1 plan;

o    An executive may not trade in company stock outside the 10b5-1 Plan.

o    Trades  under a 10b5-1 plan must be handled by a broker who does not handle other securities transactions for the executive.

Recoup Bonuses

Vote on a  CASE-BY-CASE  on proposals to recoup  unearned  incentive  bonuses or other  incentive  payments made to senior  executives if it is later  determined that fraud, misconduct, or negligence significantly contributed to a restatement
of  financial   results   that  led  to  the  awarding  of  unearned   incentive
compensation, taking into consideration:

o    If the company has adopted a formal recoupment bonus policy; or

o    If the  company  has  chronic  restatement  history or  material  financial problems.

Severance Agreements for Executives/Golden Parachutes

Vote FOR  shareholder  proposals  requiring that golden  parachutes or executive severance  agreements  be submitted  for  shareholder  ratification,  unless the proposal  requires  shareholder  approval  prior  to  entering  into  employment contracts.  Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes.  An acceptable  parachute should include, but is not limited to, the following:

o    The triggering mechanism should be beyond the control of management;

o    The amount  should not exceed  three  times  base  amount  (defined  as the average annual taxable W-2 compensation  during the five years prior to the change of control);

o    Change-in-control  payments should be  double-triggered,  i.e., (1) after a change in control has taken place,  and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Supplemental Executive Retirement Plans (SERPs)

Generally  vote  FOR  shareholder  proposals  requesting  to  put  extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally  vote FOR  shareholder  proposals  requesting  to limit the  executive benefits  provided under the company's  supplemental  executive  retirement plan
(SERP) by limiting covered  compensation to a senior  executive's  annual salary and  excluding  of all  incentive  or bonus pay from the  plan's  definition  of covered compensation used to establish such benefits.

9.   CORPORATE SOCIAL RESPONSIBILITY (CSR) ISSUES

Consumer Lending

Vote CASE-BY CASE on requests for reports on the  company's  lending  guidelines and procedures,  including the establishment of a board committee for oversight, taking into account:

o    Whether the company has adequately  disclosed mechanisms to prevent abusive lending practices;

o    Whether the company has  adequately  disclosed the  financial  risks of the lending products in question;

o    Whether the  company  has been  subject to  violations  of lending  laws or serious lending controversies;

o    Peer companies' policies to prevent abusive lending practices.

Pharmaceutical Pricing

Generally vote AGAINST proposals  requesting that companies  implement  specific price restraints on  pharmaceutical  products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote  CASE-BY-CASE  on  proposals  requesting  that the company  evaluate  their product pricing considering:

o    The existing level of disclosure on pricing policies;
o    Deviation from established industry pricing norms;
o    The  company's  existing  initiatives  to  provide  its  products  to needy consumers;

o    Whether the proposal focuses on specific products or geographic regions.

Product Safety and Toxic Materials

Generally  vote FOR proposals  requesting the company to report on its policies, initiatives/procedures,  and  oversight  mechanisms  related to toxic  materials and/or product safety in its supply chain, unless:

o    The company already discloses similar  information through existing reports or  policies  such as a supplier  code of conduct  and/or a  sustainability report;

o    The  company  has  formally  committed  to the  implementation  of a  toxic materials  and/or product safety and supply chain  reporting and monitoring program  based on industry  norms or similar  standards  within a specified time frame; and

o    The  company  has  not  been  recently  involved  in  relevant  significant controversies or violations.

Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phaseout of certain toxic  chemicals  and/or evaluate and disclose the financial  and legal risks  associated  with  utilizing  certain  chemicals, considering:

o    Current regulations in the markets in which the company operates;

o    Recent significant  controversy,  litigation,  or fines stemming from toxic chemicals or ingredients at the company; and

o    The current level of disclosure on this topic.

Climate Change

In general, vote FOR resolutions  requesting that a company disclose information on the impact of climate change on the company's operations unless:

o    The company already provides current, publicly available information on the perceived  impact  that  climate  change may have on the company as well as
     associated   policies   and   procedures   to  address  such  risks  and/or
     opportunities;

o    The  company's  level  of  disclosure  is  comparable  to  or  better  than information provided by industry peers; and

o    There are no significant fines,  penalties,  or litigation  associated with the company's environmental performance.

Greenhouse Gas Emissions

Generally  vote FOR proposals  requesting a report on  greenhouse  gas emissions from company  operations  and/or  products  unless this  information  is already publicly  disclosed or such factors are not  integral to the  company's  line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent,  significant fines, or litigation resulting from greenhouse gas emissions.

Political Contributions and Trade Associations Spending

Generally  vote  AGAINST  proposals  asking  the  company  to  affirm  political nonpartisanship in the workplace so long as:

o    The  company  is in  compliance  with laws  governing  corporate  political activities; and

o    The company has  procedures in place to ensure that employee  contributions to  company-sponsored  political  action  committees  (PACs)  are  strictly voluntary and not coercive.

Vote AGAINST  proposals to publish in newspapers  and public media the company's political  contributions as such publications could present  significant cost to
the  company  without  providing   commensurate  value  to  shareholders.   Vote
CASE-BY-CASE  on proposals to improve the  disclosure  of a company's  political contributions and trade association spending, considering:

o    Recent  significant  controversy  or  litigation  related to the  company's political contributions or governmental affairs; and

o    The public availability of a company policy on political  contributions and
     trade  association   spending   including   information  on  the  types  of
     organizations  supported,  the  business  rationale  for  supporting  these organizations,  and the oversight and compliance procedures related to such expenditures.

Vote AGAINST proposals barring the company from making political  contributions.
Businesses are affected by legislation  at the federal,  state,  and local level and barring  contributions  can put the company at a  competitive  disadvantage.
Vote  AGAINST  proposals  asking  for a list of company  executives,  directors, consultants,  legal counsels,  lobbyists,  or investment bankers that have prior government service and whether such service had a bearing on the business of the company.  Such a list would be  burdensome  to  prepare  without  providing  any meaningful information to shareholders.

Sustainability Reporting

Generally  vote FOR proposals  requesting  the company to report on policies and initiatives  related  to social,  economic,  and  environmental  sustainability, unless:

o    The company already discloses similar  information through existing reports or policies such as an  environment,  health,  and safety (EHS)  report;  a comprehensive code of corporate conduct; and/or a diversity report; or

o    The company has  formally  committed to the  implementation  of a reporting program based on Global Reporting  Initiative (GRI) guidelines or a similar standard within a specified time frame.

                              Non-U.S. Proxy Voting

The following is a concise summary of the Voting  Guidelines for voting non-U.S.
proxies.

1.   OPERATIONAL ITEMS

Financial Results/Director and Auditor Reports

Vote FOR approval of  financial  statements  and  director and auditor  reports, unless:

o    There are concerns about the accounts  presented or audit  procedures used;
     or

o    The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals  authorizing  the board to fix auditor fees, unless:

o    There are  serious  concerns  about  the  accounts  presented  or the audit procedures used;

o    The auditors are being changed without explanation; or

o    Non-audit-related  fees are  substantial  or are  routinely  in  excess  of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive  capacity or can otherwise be considered  affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

o    There are serious  concerns  about the statutory  reports  presented or the audit procedures used;

o    Questions exist  concerning any of the statutory  auditors being appointed;
     or

o    The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

o    The dividend  payout ratio has been  consistently  below 30 percent without adequate explanation; or

o    The payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST  proposals  that do not allow for a cash option  unless  management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term

Vote FOR  resolutions  to change a  company's  fiscal  term  unless a  company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below
5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote  proposals  to amend  quorum  requirements  for  shareholder  meetings on a
CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. BOARD OF DIRECTORS

Director Elections

Vote FOR management nominees in the election of directors, unless:
o    Adequate disclosure has not been provided in a timely manner;
o    There are clear concerns over questionable finances or restatements;
o    There have been questionable transactions with conflicts of interest;
o    There are any records of abuses against minority shareholder interests; or
o    The board fails to meet minimum corporate governance standards.

Vote FOR  individual  nominees  unless  there are  specific  concerns  about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST  shareholder  nominees  unless they  demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST  individual  directors if repeated  absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor  representatives  if they sit on either the audit or  compensation  committee  and are required by law to be on those  committees.
Vote AGAINST  employee  and/or labor  representatives  if they sit on either the audit  or  compensation  committee,  if they  are not  required  to be on  those committees. ISS Classification of Directors - International Policy 2008

--------------------------------------------------------------------------------
Executive Director

     o    Employee or executive of the company;

     o    Any  director  who is  classified  as a  non-executive,  but  receives salary,  fees, bonus,  and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

     o    Any director who is attested by the board to be a non-independent NED;

     o    Any  director  specifically   designated  as  a  representative  of  a
          significant shareholder of the company;

     o    Any director  who is also an employee or  executive  of a  significant shareholder of the company;

     o    Beneficial owner (direct or indirect) of at least 10% of the company's stock,  either  in  economic  terms or in voting  rights  (this may be aggregated if voting power is  distributed  among more than one member of a defined group,  e.g.,  family members who  beneficially  own less than 10%  individually,  but collectively  own more than 10%),  unless market best  practice  dictates a lower  ownership  and/or  disclosure threshold (and in other special market-specific circumstances);

     o    Government representative;

     o    Currently   provides   (or  a   relative[1]   provides)   professional
          services[2] to the company,  to an affiliate of the company,  or to an individual  officer  of the  company  or of one of its  affiliates  in excess of $10,000 per year;

     o    Represents customer,  supplier, creditor, banker, or other entity with which company maintains transactional/commercial  relationship (unless company discloses information to apply a materiality test[3]);

     o    Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

     o    Relative[1] of a current employee of the company or its affiliates;

     o    Relative[1] of a former executive of the company or its affiliates;

     o    A new  appointee  elected other than by a formal  process  through the
          General  Meeting (such as a contractual  appointment  by a substantial shareholder);

     o    Founder/co-founder/member  of  founding  family but not  currently  an employee;

     o    Former executive (5 year cooling off period);

     o    Years of service is generally  not a  determining  factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

Independent NED

     o    No  material[5]  connection,  either  directly or  indirectly,  to the company other than a board seat.

Employee Representative

     o    Represents   employees  or  employee   shareholders   of  the  company
          (classified   as   "employee    representative"   but   considered   a
          non-independent NED).

Footnotes:

[1] "Relative"  follows the U.S. SEC's definition of "immediate  family members"
which covers spouses, parents, children, stepparents,  step-children,  siblings, in-laws,  and any person (other than a tenant or employee) sharing the household of any  director,  nominee  for  director,  executive  officer,  or  significant shareholder of the company.

[2]  Professional  services  can be  characterized  as  advisory  in nature  and generally include the following: investment banking/financial advisory services;
commercial banking (beyond deposit  services);  investment  services;  insurance services;  accounting/audit services;  consulting services;  marketing services;
and  legal  services.  The case of  participation  in a banking  syndicate  by a non-lead  bank should be  considered  a  transaction  (and hence  subject to the associated materiality test) rather than a professional relationship.

[3] If the company makes or receives  annual  payments  exceeding the greater of
$200,000 or five percent of the recipient's gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4] For example,  in continental  Europe,  directors with a tenure  exceeding 12 years will be  considered  non-independent.  In the United  Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5] For purposes of ISS' director independence  classification,  "material" will be defined as a standard of relationship financial,  personal or otherwise) that a reasonable person might conclude could potentially influence one's objectivity in the  boardroom  in a  manner  that  would  have  a  meaningful  impact  on an individual's  ability  to satisfy  requisite  fiduciary  standards  on behalf of shareholders.
--------------------------------------------------------------------------------

Director Compensation

Vote FOR  proposals  to award cash fees to  non-executive  directors  unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive  director  compensation  proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle  compensation  for both  non-executive  and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote  AGAINST  proposals  to introduce  retirement  benefits  for  non-executive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

o    There are serious  questions  about actions of the board or management  for the year in question; or

o    Legal action is being taken against the board by other shareholders.

Vote AGAINST  proposals to remove  approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking  indemnification  and liability  protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure
Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote  AGAINST  proposals  to alter board  structure  or size in the context of a fight for control of the company or the board.

3.   CAPITAL STRUCTURE

Share Issuance Requests

General Issuances:

Vote FOR issuance  requests with  preemptive  rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without  preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current  authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR  specific  proposals  to  increase  authorized  capital to any  amount, unless:

o    The specific purpose of the increase (such as a share-based  acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

o    The  increase  would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting  purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a
CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions  that seek to maintain or convert to a one-share,  one-vote capital structure.

Vote AGAINST  requests for the creation or  continuation  of dual-class  capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the  creation of a new class of  preferred  stock or for  issuances  of preferred  stock up to 50  percent  of issued  capital  unless  the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the  creation/issuance  of convertible  preferred  stock as long as the maximum number of common shares that could be issued upon conversion  meets ISS'
guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of  preference  shares that would carry superior voting rights to the common shares.

Vote  AGAINST  the  creation  of blank check  preferred  stock  unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote  proposals  to  increase  blank  check   preferred   authorizations   on  a
CASE-BY-CASE basis.

Debt Issuance Requests

Vote  non-convertible  debt issuance  requests on a CASE-BY-CASE  basis, with or without preemptive rights.

Vote FOR the  creation/issuance  of convertible  debt instruments as long as the maximum number of common shares that could be issued upon conversion  meets ISS'
guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote  proposals  to approve the  pledging  of assets for debt on a  CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote  proposals  to  approve  increases  in a  company's  borrowing  powers on a
CASE-BY-CASE basis.

Share Repurchase Plans

Vote FOR share repurchase plans, unless:

o    Clear evidence of past abuse of the authority is available; or

o    The plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased

Vote FOR  requests  to reissue  any  repurchased  shares  unless  there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR  requests  to  capitalize  reserves  for  bonus  issues of shares or to increase par value.

4. OTHER
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis,  ISS reviews  publicly  available  information as of the date of the  report and  evaluates  the merits  and  drawbacks  of the  proposed transaction, balancing various and sometimes countervailing factors including:

o    Valuation - Is the value to be received by the target shareholders (or paid by the  acquirer)  reasonable?  While the  fairness  opinion may provide an initial starting point for assessing valuation  reasonableness,  ISS places emphasis on the offer premium, market reaction, and strategic rationale.

o    Market  reaction - How has the market  responded  to the  proposed  deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

o    Strategic rationale - Does the deal make sense strategically? From where is the  value  derived?  Cost  and  revenue  synergies  should  not be  overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable  track  record of  successful  integration  of  historical acquisitions.

o    Conflicts  of  interest  - Are  insiders  benefiting  from the  transaction
     disproportionately   and   inappropriately   as  compared  to   non-insider
     shareholders?  ISS will  consider  whether any special  interests  may have influenced these directors and officers to support or recommend the merger.

o    Governance  - Will the combined  company have a better or worse  governance profile than the current  governance  profiles of the respective parties to the transaction?  If the governance profile is to change for the worse, the burden is on the  company to prove that other  issues  (such as  valuation)
     outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive  mandatory  takeover bid  requirements on a CASE-BY-CASE basis.

Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas. Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR  proposals  that would improve the  company's  corporate  governance or business profile at a reasonable cost.

Vote  AGAINST  proposals  that  limit  the  company's  business   activities  or
capabilities  or result in  significant  costs being  incurred with little or no benefit.

                 DFA INVESTMENT DIMENSIONS GROUP INC. (111/112)

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)  Articles of Incorporation.

     (1)  Articles of Restatement effective August 11, 2003 as filed with the
          Maryland Secretary of State on August 11, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

     (2)  Articles  Supplementary as filed with the Maryland  Secretary of State on September 8, 2004 re: the addition of Class R Shares of U.S.  Small
          Cap Value  Portfolio  and the  deletion of (i) the LD U.S.  Marketwide
          Portfolio Shares, (ii) the HD U.S. Marketwide  Portfolio Shares, (iii)
          the LD U.S.  Marketwide  Value  Portfolio  Shares and (iv) the HD U.S.
          Marketwide Value Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (3)  Articles of Amendment as filed with the Maryland Secretary of State on
          October 25, 2004 re: the name change of the:
          *        AAM/DFA International High Book to Market Portfolio to the
                   LWAS/DFA International High Book to Market Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (4)  Articles  Supplementary  filed with the Maryland Secretary of State on
          January 10, 2005 re: the addition of the:
          *        Shares of Emerging Markets Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 73/74 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 14, 2005.

     (5)  Articles  Supplementary  filed with the Maryland Secretary of State on
          March 7, 2005 re: the authorization of 40 billion additional shares of common stock:
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (6)  Articles of Amendment as filed with the Maryland Secretary of State on
          September 12, 2005 re: the name change of the:
          *        The Pacific Rim Small Company Portfolio to the Asia Pacific
                   Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 2005.

     (7)  Articles  Supplementary  filed with the Maryland Secretary of State on
          September 12, 2005 re: the addition of the:
          *        U.S. Core Equity 1 Portfolio
          *        U.S. Core Equity 2 Portfolio
          *        U.S. Vector Equity Portfolio
          *        International Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 2005.

     (8)  Articles of Amendment as filed with the Maryland Secretary of State on
          May 12, 2006 re: the name change of the:
          *        U.S. Small Cap Value Portfolio Shares-Investor Class to the
                   U.S. Small Cap Value Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 80/81 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 23, 2006.

     (9)  Articles  Supplementary  filed with the Maryland Secretary of State on
          May 12, 2006 re: the addition of the:
          *    Emerging   Markets   Social   Core   Portfolio   Shares  and  the
               reclassification  and reallocation of shares of Class R Shares of
               U.S.  Small  Cap  Value  Portfolio  to the U.S.  Small  Cap Value
               Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 80/81 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 23, 2006.

     (10) Articles  Supplementary  filed with the Maryland Secretary of State on
          August 4, 2006 re: the addition of the:
          *    DFA Inflation-Protected Securities Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 83/84 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 12, 2006.

     (11) Articles  Supplementary  filed with the Maryland Secretary of State on
          November 20, 2006 re: the addition of the:
          *    DFA International Real Estate Securities Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     December 5, 2006.

     (12) Articles  Supplementary  filed with the Maryland Secretary of State on
          November 29, 2006 re: the allocation of 100 billion  additional shares of common stock to:
          *    U.S. Core Equity 2 Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (13) Articles of Amendment as filed with the Maryland Secretary of State on
          November 29, 2006 re: the name change of the:
          *    U.S. Small XM Value Portfolio Shares to the U.S. Targeted Value
               Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (14) Articles  Supplementary  filed with the Maryland Secretary of State on
          November 29, 2006 re: the allocation of 140 billion  additional shares of common stock and re: the addition of the:
          *        DFA California Short-Term Municipal Bond Portfolio Shares
          *        T.A. U.S. Core Equity 2 Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (15) Articles of Amendment as filed with the Maryland Secretary of State on
          March 27, 2007 re: the name change of the:
          *    Tax-Managed U.S. Small Cap Value Portfolio Shares to the
               Tax-Managed U.S. Targeted Value Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (16) Articles of Amendment as filed with the Maryland Secretary of State on
          June 21, 2007 re: the name change of the:
          *    Emerging  Markets  Social Core  Portfolio  Shares to the Emerging
               Markets Socila Core Equity Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 91/92 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     July 6, 2007.

     (17) Articles  Supplementary  filed with the Maryland Secretary of State on
          June 21, 2007 re: the addition of the:
          *    U.S. Social Core Equity 2 Portfolio Shares
          *    CSTG&E U.S. Social Core Equity 2 Portfolio Shares
          *    CSTG&E International Social Core Equity Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 91/92 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     July 6, 2007.

     (18) Articles  Supplementary  filed with the Maryland Secretary of State on
          July 9, 2007 re: the classification and allocation of shares.
          Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     October 17, 2007.

     (19) Articles of Amendment  filed with the  Maryland  Secretary of State on
          October 10, 2007 re: the name change of various portfolios:
          Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     October 17, 2007.

     (20) Articles  Supplementary  filed with the Maryland Secretary of State on
          October 10, 2007 re: the addition of Class R shares:
          Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     October 17, 2007.

     (21) Articles  Supplementary  filed with the Maryland Secretary of State on
          December 31, 2007 re: the addition of the:
          *    U.S. Sustainability Core 1 Portfolio
          *    International Sustainability Core 1 Portfolio
          *    DFA Selectively Hedged Global Fixed Income Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 103/104 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 28, 2008.

     (22) Articles  Supplementary  filed with the Maryland Secretary of State on
          February 22, 2008 re: the addition of the:
          *    T.A. World ex U.S. Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 103/104 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 28, 2008.

(b) By-Laws.
    Amended and Restated By-Laws of the Registrant.
    Incorporated herein by reference to:
    Filing:           Post-Effective Amendment No. 69/70 to Registrant's
                      Registration Statement on Form N-1A.
    File Nos.:        2-73948 and 811-3258.
    Filing Date:      January 29, 2004.

(c)  Instruments Defining the Rights of Securityholders.
     (1)  See Articles Fifth,  Sixth,  Eighth and Thirteenth of the Registrant's
          Articles of Restatement dated August 11, 2003.

     (2)  See Article II of the Registrant's Amended and Restated By-Laws.

(d)  Investment Advisory Agreement.

     (1)  Investment Management Agreements.

          (a)  Form of Investment  Advisory Agreement between the Registrant and
               Dimensional  Fund  Advisors  Inc.  ("DFA") dated May 13, 1987 re:
               the:
               *       DFA Five-Year Government Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (b)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 26, 1994 re: the:
               *       VA Global Bond Portfolio (formerly the DFA Global Fixed
                       Income Portfolio and the DFA Global Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (c)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 24, 1990 re: the:
               *       DFA Intermediate Government Fixed Income Portfolio
                       (formerly the DFA Intermediate Government Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 1998.

          (d)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 2, 1991 re: the:
               *       Large Cap International Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (e)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 21, 1992.
               *       DFA Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 20, 1994 re: the:
               *       DFA International Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (g)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA U.S.  Large  Value  Portfolio  (formerly  known as the VA
                    Large Value Portfolio and DFA Global Value Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (h)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA U.S.  Targeted Value Portfolio  (formerly known as the VA
                    Small Value Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (i)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (j)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA International Small Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (k)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA Short-Term Fixed Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (l)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 8, 1996 re: the:
               *       International Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (m)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 7, 1998 re: the:
               *       Tax-Managed U.S. Small Cap Value Portfolio (formerly
                       Tax-Managed U.S. 5-10 Value Portfolio);
               *       Tax-Managed U.S. Small Cap Portfolio (formerly
                       Tax-Managed U.S. 6-10 Small Company Portfolio); and
               *       Tax-Managed DFA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name changes:
                    *        Tax-Managed U.S. 5-10 Value Portfolio to the
                             Tax-Managed U.S. Small Cap Value Portfolio
                    *        Tax-Managed U.S. 6-10 Small Company Portfolio to
                             the Tax-Managed U.S. Small Cap Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 70/71 to
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 29, 2004.

               (2)  Addendum Number Two re: the reflection of the following name changes:
                    *        Tax-Managed U.S. Small Cap Value Portfolio to the
                             Tax-Managed U.S. Targeted Value Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 88/89 to
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 30, 2007.

          (n)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated July 30, 2002 re: the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (o)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 73/74 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 14, 2005.

          (p)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       U.S. Core Equity 1 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (q)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       U.S. Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (r)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (s)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       U.S. Vector Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (t)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 7, 2006 re: the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (u)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 12, 2006 re: the:
               *       DFA Inflation-Protected Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 83/84 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 12, 2006.

          (v)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

          (w)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       DFA California Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 86/87 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 12, 2007.

          (x)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       T.A. U.S. Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 86/87 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 12, 2007.

          (y)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       U.S. Targeted Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (z)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       U.S. Social Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 89/90 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     April 24, 2007.

          (aa) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       CSTG&E U.S. Social Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (bb) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       CSTG&E International Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (cc) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    U.S. Sustainability Core 1 Portfolio
               Incorporated herein by reference to:
               Filing:  Post-Effective  Amendment  No.  99/100  to  Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 10, 2008.

          (dd) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    International Sustainability Core 1 Portfolio
               Incorporated herein by reference to:
               Filing:  Post-Effective  Amendment  No.  99/100  to  Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 10, 2008.

          (ee) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    DFA Selectively Hedged Global Fixed Income Portfolio
               Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                                Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     October 17, 2007.

          (ff) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    T.A. World ex U.S. Core Equity Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 97/98 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 13, 2007.

          (gg) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    DFA Global Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 100/101 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     February 8, 2008.

          (hh) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    DFA International Value Ex Tobacco Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 105/106 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     April 9, 2008.

          (ii) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    International Vector Equity Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 107/108 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 9, 2008.

          (jj) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    DFA Short-Term Extended Quality Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 110/111 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 16, 2008.

          (kk) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    DFA Intermediate-Term Extended Quality Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 110/111 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 16, 2008.

          (ll) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    DFA VA Global Moderate Allocation Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO-EX-99.d.1.ll.

     (2)  Sub-advisory Agreements.

          (a)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia  Ltd.   (formerly  DFA  Australia  Pty  Limited)  dated
               September 21, 1995 re: the:
               *       VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (i)  Amendment  No.  1  to  Sub-Advisory  Agreement  between  the
                    Registrant,   DFA  and  DFA  Australia  Ltd.  (formerly  DFA
                    Australia Pty Limited) dated July 18, 1997
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 78/79 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 30, 2006.

          (b)  Sub-Advisory   Agreement   between   the   Registrant,   DFA  and
               Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
               *       VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

          (c)  Form  of  Consultant  Services  Agreement  between  DFA  and  DFA
               Australia Ltd. (formerly DFA Australia Pty Limited)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

          (d)  Form of Consultant Services Agreement between DFA and Dimensional
               Fund Advisors Ltd.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

          (e)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (f)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (g)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (h)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia Ltd. dated August 7, 2006 re: the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (i)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

          (j)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

          (k)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    CSTG&E International Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (l)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    CSTG&E International Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (m)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    International Sustainability Core 1 Portfolio
               Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                                Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     October 17, 2007.

          (n)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    International Sustainability Core 1 Portfolio
               Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                                Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     October 17, 2007.

          (o)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    DFA Selectively Hedged Global Fixed Income Portfolio
               Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                                Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     October 17, 2007.

          (p)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    DFA Selectively Hedged Global Fixed Income Portfolio
               Filing:          Post-Effective Amendment No. 96/97 to Registrant's
                                Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     October 17, 2007.

          (q)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    T.A. World ex U.S. Core Equity Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 101/102 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     February 26, 2008.

          (r)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    T.A. World ex U.S. Core Equity Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 101/102 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     February 26, 2008.

          (s)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    DFA International Value ex Tobacco Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 108/109 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 23, 2008.

          (t)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    DFA International Value ex Tobacco Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 108/109 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 23, 2008.

          (u)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    International Vector Equity Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 109/110 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 23, 2008.

          (v)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    International Vector Equity Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 109/110 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 23, 2008.

(e)  Underwriting Contracts.

     (1)  Amended and Restated Distribution Agreement between the Registrant and
          DFA Securities Inc. dated December 19, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 29, 2004.

(f)  Bonus or Profit Sharing Plans.
     Not Applicable.

(g)  Custodian Agreements.

     (1)  Custodian   Agreement  between  the  Registrant  and  PNC  Bank,  N.A.
          (formerly Provident National Bank) dated June 19, 1989 re: the:
          *        Enhanced U.S. Large Company Portfolio;
          *        DFA Two-Year Corporate Fixed Income Portfolio; and
          *        DFA Two-Year Government Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 37/38 to Registration
                           Statement of the Registrant on form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     November 22, 1995.

     (2)  Form of Custodian  Agreement between the Registrant and PNC Bank, N.A.
          (formerly Provident National Bank) re: the:
           *        U.S. 9-10 Small Company Portfolio;
           *        U.S. Large Company Portfolio;
           *        DFA One-Year Fixed Income Portfolio;
           *        DFA Intermediate Government Fixed Income Portfolio
                    (formerly known as the DFA Intermediate Government
                    Bond Portfolio; and
           *        DFA Five-Year Government Portfolio
           Previously filed with this registration statement and incorporated herein by reference.

          (a)  Addendum Number One

               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio
                       to the AAM/DFA International High Book to Market
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed
                       U.S. Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio;
               and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum  Number Seven re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed
                       U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (h)  Addendum Number Eight re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Form of Addendum Number Nine re: the addition of the:

               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (j)  Addendum Number Ten re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
               and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

(h)  Other Material Contracts.

     (1)  Transfer Agency Agreement.
          Transfer Agency Agreement between the Registrant
          and PFPC Inc. (formerly Provident
          Financial Processing Corporation) dated June 19, 1989.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 48/49 to the
                           Registrant's Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro
                       Cap Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small
                       Cap Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S.
                       Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
                       Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
               and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed
                       U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (j)  Form of Addendum Number Ten re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (k)  Addendum Number Eleven re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
               and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (l)  Form of Addendum Number Fourteen re: the addition of the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

     (2)  Administration and Accounting Agreement
          Administration and Accounting Services Agreement between the Registrant and PFPC dated June 19, 1989.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed
                       U.S. Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
                       and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed
                       U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (j)  Form of Addendum Number Ten re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (k)  Addendum Number Eleven re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
                       and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (l)  Form of Addendum Number Seventeen re: the addition of the:
               *       Emerging Markets Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

     (3)  Administration Agreements.
          Administration Agreements between the Registrant and DFA.

          (a)  Dated January 6, 1993 re: the
               *       DFA One-Year Fixed Income Portfolio (formerly The DFA
                       Fixed Income Shares)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999

          (b)  Dated August 8, 1996 re: the:
               *       Japanese Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (c)  Dated August 8, 1996 re: the
               *       United Kingdom Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (d)  Dated August 8, 1996 re: the
               *       Continental Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (e)  Form of Amended and Restated Administration Agreement dated March
               30, 2006 re: the:
               *       U.S. Large Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 78/79 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2006.

          (f)  Dated August 8, 1996 re: the
               *       Pacific Rim Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        Pacific Rim Small Company Portfolio to Asia Pacific
                             Small Company Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective Amendment No. 78/79 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 30, 2006.

          (g)  Dated January 6, 1993 re: the
               *       U.S. Small Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 29, 2004.

          (h)  Dated January 6, 1993 re: the:
               *       U.S. Large Cap Value Portfolio (formerly the U.S. Large
                       Cap High Book-to-Market Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (i)  Dated January 6, 1993 re: the:
               *       U.S. Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        U.S. 6-10 Value Portfolio (formerly the U.S. Small
                             Cap High Book to Market Portfolio) to U.S. Small
                             Cap Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 29, 2004.

          (j)  Dated February 8, 1996 re: the
                *       RWB/DFA International High Book to Market Portfolio
                        (formerly DFA International High Book to Market
                        Portfolio; formerly the Reinhardt Werba Bowen
                        International Large Stock Portfolio)
                Incorporated herein by reference to:
                Filing:          Post-Effective Amendment No. 50/51 to
                                 Registrant's Registration Statement on Form N-1A.
                File Nos.:       2-73948 and 811-3258.
                Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        RWB/DFA International High Book to Market Portfolio
                             to the AAM/DFA International High Book to Market
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 59/60 to
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      January 26, 2001.

          (k)  Dated March 30, 1994 re:
               *       Emerging Markets Portfolios
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (l)  Dated February 8, 1996 re: the:
               *       Enhanced U.S. Large Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (m)  Dated February 8, 1996 re: the
               *       DFA Two-Year Global Fixed Income Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (n)  Form of Dated August 8, 1996 re: the:
               *       International Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (o)  Dated December 19, 1996 re: the:
               *       Emerging Markets Small Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (p)  Dated November 30, 1997 re: the:
               *       U.S. Micro Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Form of  Addendum  Number  One  re:  the  reflection  of the following name change:
                    *        U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 60/61 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 23, 2001.

          (q)  Form of Amended and Restated re: the:
               *       U.S. Targeted Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (r)  Dated November 30, 1997 re: the:
               *       Emerging Markets Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (s)  Dated December 8, 1998 re: the:
               *       Tax-Managed U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (t)  Form of Dated August 1, 2001 re: the:
               *       Tax-Managed U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 61/62 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 18, 2001.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        Tax-Managed U.S. Marketwide Portfolio to
                             Tax-Managed U.S. Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 66/67 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      July 30, 2002.

     (4)  Other.

          (a)  Form of Marketing  Agreement  dated June 29, 1994 between DFA and
               National Home Life Assurance Company.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 33/34 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (b)  Participation  Agreement between DFA Investment Dimensions Group,
               Inc., DFA, DFA Securities,  Inc. and National Home Life Assurance
               Company.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 33/34 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (c)  Form of Client Service Agent Agreement re: the:
               *       RWB/DFA International High Book to Market Portfolio
                       (formerly the DFA International High Book to Market
                       Portfolio and Reinhardt Werba Bowen
                       International Large Stock Portfolio).
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        RWB/DFA International High Book to Market Portfolio
                             to the AAM/DFA International High Book to Market
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 59/60 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      January 26, 2001.

          (d)  Fee  Waiver  and  Expense   Assumption   Agreement   between  the
               Registrant and DFA dated August 7, 2006.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (e)  Fee  Waiver  and  Expense   Assumption   Agreement   between  the
               Registrant and DFA dated September 12, 2006 re:
               *       DFA Inflation-Protected Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 83/84 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 12, 2006.

          (f)  Form of Fee Waiver and Expense  Assumption  Agreement between the
               Registrant and DFA re:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (g)  Form of Fee Waiver and Expense  Assumption  Agreement between the
               Registrant and DFA re:
               *       DFA California Short-Term Municipal Bond Portfolio
               *       T.A. U.S. Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (h)  Form of Amended and  Restated  Fee Waiver and Expense  Assumption
               Agreement between the Registrant and DFA re:
               *       Emerging Markets Core Equity Portfolio
               *       U.S. Core Equity 1 Portfolio
               *       U.S. Core Equity 2 Portfolio
               *       U.S. Vector Equity Portfolio
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (i)  Form of Amended and  Restated  Fee Waiver and Expense  Assumption
               Agreement between the Registrant and DFA re:
               *       U.S. Large Company Portfolio
               *       U.S. Targeted Value Portfolio
               *       International Small Company Portfolio
               *       Japanese Small Company Portfolio
               *       United Kingdom Small Company Portfolio
               *       Continental Small Company Portfolio
               *       Asia Pacific Small Company Portfolio (formerly, Pacific
                       Rim Small Company Portfolio)
               *       Tax-Managed U.S. Equity Portfolio
               *       DFA Short-Term Municipal Bond Portfolio
               *       DFA Inflation-Protected Securities Portfolio
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (j)  Form of Fee Waiver Agreement between the Registrant and DFA re:
               *    U.S. Social Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 91/92 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 6, 2007.

          (k)  Form of Fee Waiver and Expense  Assumption  Agreement between the
               Registrant and DFA re:
               *    DFA International Value ex Tobacco Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 108/109 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 23, 2008.

          (l)  Form of Fee Waiver and Expense  Assumption  Agreement between the
               Registrant and DFA re:
               *    International Vector Equity Portfolio
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 109/110 to Registrant's
               Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 23, 2008.

(i)  Legal Opinion.

     (1)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 103/104 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 28, 2008.

(j)  Other Opinions.

     (1)  Consent of PricewaterhouseCoopers
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 103/104 to Registrant's
                           Registration Statement on
          Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 28, 2008.

(k)  Omitted Financial Statements.
     Not applicable.

(l)  Initial Capital Agreements.
     Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)  Rule 12b-1 Plans.
     Not Applicable

(n)  Plans pursuant to Rule 18f-3.

     (1)  Multiple Class Plan Pursuant to Rule 18f-3
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 95/96 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     October 10, 2007.

(o)  Powers-of-Attorney.

     (1)  On behalf of the  Registrant,  dated as of March 30, 2007,  appointing
          David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown
          and  Jeff J.  Jeon as  attorneys-in-fact  to David  G.  Booth,  Rex A.
          Sinquefield,  George  M.  Constantinides,  John  P.  Gould,  Roger  G.
          Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David
          R. Martin.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (2)  On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of March 30,  2007,  appointing  David G. Booth,  David R.  Martin,
          Catherine   L.   Newell,   Valerie  A.  Brown  and  Jeff  J.  Jeon  as
          attorneys-in-fact  to David G. Booth,  Rex A.  Sinquefield,  George M.
          Constantinides,  John P. Gould,  Roger G. Ibbotson,  Robert C. Merton,
          Myron S. Scholes, Abbie J. Smith and David R. Martin.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (3)  On  behalf  of   Dimensional   Emerging   Markets   Value  Fund  Inc.,
          Power-of-Attorney  dated as of March  30,  2007,  appointing  David G.
          Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff
          J. Jeon as  attorneys-in-fact  to David G. Booth, Rex A.  Sinquefield,
          George M. Constantinides,  John P. Gould, Roger G. Ibbotson, Robert C.
          Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

(p)  Codes of Ethics.

     (1)  Code of Ethics of Registrant,  Adviser,  Sub-Advisers and Underwriter.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

          None.

ITEM 25.  INDEMNIFICATION.

          Reference  is made to  Section  1 of  Article  IX of the  Registrant's
          Amended and Restated By-Laws,  which provide for  indemnification,  as set forth below.

          With respect to the  indemnification  of the Officers and Directors of the Corporation:

          (a)  The  Corporation  shall  indemnify each Officer and Director made party to a proceeding,  by reason of service in such capacity, to the fullest  extent,  and in the manner  provided,  under Section
               2-418 of the Maryland  General  Corporation Law: (i) unless it is proved that the person seeking  indemnification  did not meet the standard  of  conduct  set  forth in  subsection  (b)(1)  of such section;  and (ii)  provided,  that  the  Corporation  shall  not indemnify  any  officer  or  Director  for any  liability  to the
               Corporation  or its  security  holders  arising  from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

          (b)  The   provisions   of  clause   (i)  of   paragraph   (a)  herein
               notwithstanding, the Corporation shall indemnify each Officer and
               Director against reasonable  expenses incurred in connection with the successful defense of any proceeding to which such Officer or
               Director is a party by reason of service in such capacity.

          (c)  The  Corporation,  in the manner and to the  extent  provided  by applicable law, shall advance to each Officer and Director who is made party to a proceeding  by reason of service in such capacity the  reasonable  expenses  incurred by such person in  connection therewith.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

     (a)  Dimensional  Fund  Advisors  LP,  with a  principal  place of business located at 1299 Ocean Avenue,  Santa Monica,  CA 90401, the investment manager for the Registrant,  is also the investment  manager for three other registered  open-end  investment  companies,  The DFA Investment
          Trust  Company,  Dimensional  Emerging  Markets  Value  Fund Inc.  and
          Dimensional   Investment   Group  Inc.  The  Advisor  also  serves  as
          sub-advisor for certain other registered investment companies.

          The Advisor is engaged in the business of providing  investment advice primarily to  institutional  investors.  For  additional  information, please  see  "Management  of the  Fund" in PART A and  "Directors  and
          Officers" in PART B of this Registration Statement.

          Additional  information  as  to  the  Advisor  and  the  partners  and executive  officers of the Advisor is included in the  Advisor's  Form
          ADV  filed  with  the  Commission  (File  No.  801-16283),   which  is
          incorporated herein by reference and sets forth the executive officers and  partners  of the  Advisor  and  information  as to any  business, profession,  vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

     (b)  The   Sub-Advisor   for   the  VA   International   Small   Portfolio,
          International  Core Equity  Portfolio,  Emerging  Markets  Social Core
          Equity Portfolio,  DFA International Real Estate Securities Portfolio,
          CSTG&E  International  Social  Core  Equity  Portfolio,  International
          Sustainability  Core 1 Portfolio,  DFA Selectively Hedged Global Fixed
          Income  Portfolio,  T.A.  World ex U.S.  Core  Equity  Portfolio,  DFA
          International  Value Ex Tobacco  Portfolio,  T.A.  World ex U.S.  Core
          Equity  Portfolio,   International   Vector  Equity   Portfolio,   DFA
          Short-Term  Extended  Quality  Portfolio  and  DFA   Intermediate-Term
          Extended  Quality  Portfolio,  each a  series  of the  Registrant,  is
          Dimensional Fund Advisors Ltd. ("DFAL").  DFAL has its principal place of business is 7 Down Street London W1J7AJ, United Kingdom. Additional
          information  as to the DFAL and the  directors and officers of DFAL is included  in the DFAL's Form ADV filed with the  Commission  (File No.
          801-40136),  which is incorporated  herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession,  vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

     (c)  The   Sub-Advisor   for   the  VA   International   Small   Portfolio,
          International  Core Equity  Portfolio,  Emerging  Markets  Social Core
          Equity Portfolio,  DFA International Real Estate Securities Portfolio,
          CSTG&E  International  Social  Core  Equity  Portfolio,  International
          Sustainability  Core 1 Portfolio,  DFA Selectively Hedged Global Fixed
          Income  Portfolio,  T.A.  World ex U.S.  Core  Equity  Portfolio,  DFA
          International  Value Ex Tobacco  Portfolio,  T.A.  World ex U.S.  Core
          Equity  Portfolio  and  International  Vector  Equity  Portfolio,  DFA
          Short-Term  Extended  Quality  Portfolio  and  DFA   Intermediate-Term
          Extended Quality  Portfolio,  each a series of the Registrant,  is DFA
          Australia Limited ("DFA  Australia").  DFA has its principal placed of business is Level 43 Gateway,  1 MacQuarie  Place,  Sydney,  New South
          Wales 2000, Australia.  Additional information as to DFA Australia and the  directors  and  officers  of DFA  Australia  is  included  in DFA
          Australia's Form ADV filed with the Commission  (File No.  801-48036), which is incorporated  herein by reference and sets forth the officers and  directors of DFA Australia  and  information  as to any business, profession,  vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.  PRINCIPAL UNDERWRITERS.

          (a)  DFA Securities  Inc.,  ("DFAS") is the principal  underwriter for the Registrant. DFAS also serves as principal underwriter for The
               DFA Investment Trust Company,  Dimensional Emerging Markets Value
               Fund Inc. and Dimensional Investment Group Inc.

          (b)  The   following   table   sets  forth   information   as  to  the
               Distributor's Directors, Officers, Partners and Control Persons:

---------------------------------------- -------------------------------- -------------------------------
  Name and Principal Business Address      Positions and Offices with       Positions and Offices with
                                                   Underwriter                         Fund
---------------------------------------- -------------------------------- -------------------------------
M. Akbar Ali                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Darryl D. Avery                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Arthur H. Barlow                         Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Scott A. Bosworth                        Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Valerie A. Brown                         Vice President and Assistant     Vice President and Assistant
1299 Ocean Avenue                        Secretary                        Secretary
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
David P. Butler                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Patrick Carter                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Stephen A. Clark                         Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Robert P. Cornell                        Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Christopher S. Crossan                   Vice President and Chief         Vice President and Chief
1299 Ocean Avenue                        Compliance Officer               Compliance Officer
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
James L. Davis                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Robert T. Deere                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Robert W. Dintzner                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Kenneth Elmgren                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Richard A. Eustice                       Vice President and Assistant     Vice President and Assistant
1299 Ocean Avenue                        Secretary                        Secretary
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Eugene F. Fama, Jr.                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Gretchen A. Flicker                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Jed S. Fogdall                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Glenn S. Freed                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Mark R. Gochnour                         Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Henry F. Gray                            Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
John T. Gray                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Darla Hastings                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Joel H. Hefner                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Julie C. Henderson                       Vice President and Fund          Vice President and Fund
1299 Ocean Avenue                        Controller                       Controller
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Kevin B. Hight                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Christine W. Ho                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Jeff J. Jeon                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Patrick M. Keating                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Joseph F. Kolerich                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Michael F. Lane                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Kristina M. LaRusso                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Immoo Lee                                Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Juliet H. Lee                            Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
David R. Martin                          Vice President, Chief            Vice President, Chief
1299 Ocean Avenue                        Financial Officer and Treasurer  Financial Officer and
Santa Monica, CA 90401                                                    Treasurer

---------------------------------------- -------------------------------- -------------------------------
Heather E. Mathews                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
---------------------------------------- -------------------------------- -------------------------------
Catherine L. Newell                      Vice President and Secretary     Vice President and Secretary
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Gerard K. O'Reilly                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Carmen Palafox                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Sonya K. Park                            Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
---------------------------------------- -------------------------------- -------------------------------
David A. Plecha                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Ted Randall                              Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Eduardo A. Repetto                       Vice President and Chief         Vice President and Chief
1299 Ocean Avenue                        Investment Officer               Investment Officer
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
L. Jacobo Rodriguez                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
David E. Schneider                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Ted R. Simpson                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Bryce D. Skaff                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Grady M. Smith                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Carl G. Snyder                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Lawrence R. Spieth                       Vice President                   Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

---------------------------------------- -------------------------------- -------------------------------
Bradley G. Steiman                       Vice President                   Vice President
Suite 910, 1055 West Hastings
Vancouver, B.C. V6E 2E9

---------------------------------------- -------------------------------- -------------------------------
Karen E. Umland                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Carol W. Wardlaw                         Vice President                   Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

---------------------------------------- -------------------------------- -------------------------------
Weston J. Wellington                     Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Daniel M. Wheeler                        Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Ryan Wiley                               Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Paul E. Wise                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Dimensional Fund Advisors LP             Shareholder
1299 Ocean Avenue
Santa Monica, CA 90401
---------------------------------------- -------------------------------- -------------------------------

          (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

          The accounts and records of the  Registrant  are located at the office of the Registrant and at additional locations, as follows:

          Name                                         Address
          DFA Investment Dimensions Group Inc.         1299 Ocean Avenue
                                                       Santa Monica, CA 90401

          PNC Global Investment Servicing              301 Bellevue Parkway,
                                                       Wilmington, DE 19809

ITEM 29.  MANAGEMENT SERVICES.
          None.

ITEM 30.  UNDERTAKINGS.
          Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 (the "1933 Act") and
the Investment  Company Act of 1940, as amended,  the Registrant has duly caused
Post-Effective Amendment No. 111/112 to this Registration Statement to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of
Santa Monica, the State of California, as of the 9th day of October 2008.

                                    DFA INVESTMENT DIMENSIONS GROUP INC.
                                                     (Registrant)

                                    By:     /s/ David G. Booth*
                                            David G. Booth, President
                                            (Signature and Title)

Pursuant  to the  requirements  of the  Securities  Act of 1933,  Post-Effective
Amendment No.  111/112 to this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                  Date

/s/ David G. Booth            *      President, Director,   October 9, 2008
David G. Booth                       Chairman and Chief
                                     Executive Officer

/s/ Rex A. Sinquefield        *      Director               October 9, 2008
Rex A. Sinquefield

/s/ David R. Martin           *      Chief Financial        October 9, 2008
David R. Martin                      Officer, Treasurer
                                     and Vice President

/s/ George M. Constantinides  *      Director               October 9, 2008
George M. Constantinides

/s/ John P. Gould             *      Director               October 9, 2008
John P. Gould

/s/ Roger G. Ibbotson         *      Director               October 9, 2008
Roger G. Ibbotson

/s/ Robert C. Merton          *      Director               October 9, 2008
Robert C. Merton

/s/ Myron S. Scholes          *      Director               October 9, 2008
Myron S. Scholes

/s/ Abbie J. Smith            *      Director               October 9, 2008
Abbie J. Smith

                   * By:  /s/ Valerie A. Brown
                          Valerie A. Brown
                          Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                  EXHIBIT INDEX

N-1A Exhibit No. EDGAR Exhibit No.     Description

23(d)(1)(ll)     EX-99.d.1.ll          Form of Investment  Advisory Agreement
                                       between the  Registrant and DFA re:
                                       DFA VA Global Moderate Allocation
                                       Portfolio